UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

MORGAN STANLEY INSTITUTIONAL FUND TRUST
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN
522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	9/30

Date of reporting period:	12/31/08

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Advisory Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (102.0%)
Agency Adjustable Rate Mortgages (4.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
3.54%, 5/1/34	$587	$585
5.71%, 1/1/37	560	569
Federal National Mortgage Association,
Conventional Pools:
4.89%, 4/1/36	8,641	8,296
4.97%, 7/1/36	45	42
4.98%, 3/1/37	1,667	1,675
5.81%, 5/1/37	5,206	5,367
Government National Mortgage Association,
Various Pools:
4.63%, 7/20/25 - 9/20/27	718	707
5.13%, 10/20/25 - 12/20/25	900	890
5.38%, 5/20/24 - 6/20/26	4,821	4,843
		22,974
Agency Fixed Rate Mortgages (77.1%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
9.00%, 10/1/16	10	11
9.50%, 10/1/16 - 10/1/19	94	104
10.00%, 5/1/09 - 12/1/20	664	746
10.25%, 12/1/11	3	3
10.50%, 7/1/09 - 12/1/20	318	360
11.00%, 2/1/11 - 9/1/20	238	272
11.25%, 6/1/10 - 12/1/15	4	4
11.50%, 12/1/09 - 9/1/19	129	147
11.75%, 8/1/14	1	1
12.00%, 10/1/09 - 7/1/20	162	188
12.50%, 10/1/09 - 6/1/15	9	11
13.00%, 9/1/10 - 12/1/13	1	1
13.50%, 2/1/10	— @	— @
Gold Pools:
4.50%, 5/1/23	7,420	7,599
5.00%, 1/1/37	26,000	26,610
5.50%, 12/1/36 - 12/1/37	15,554	15,940
6.00%, 10/1/28 - 9/1/38	26,030	26,847
6.50%, 5/1/21 - 2/1/33	821	858
7.00%, 5/1/28 - 10/1/32	265	279
7.50%, 2/1/23 - 7/1/32	2,367	2,509
8.00%, 5/1/20 - 12/1/31	2,180	2,319
8.50%, 8/1/14 - 7/1/31	5,543	5,987
9.00%, 10/1/17 - 1/1/31	628	690
9.50%, 11/1/16 - 12/1/22	350	386
10.00%, 6/1/17 - 4/1/25	235	265
10.50%, 7/1/19 - 12/1/20	103	119
11.00%, 8/1/19 - 9/1/20	82	92
11.50%, 2/1/16 - 6/1/20	53	59
12.00%, 6/1/20	70	80
12.50%, 7/1/19	3	3
January TBA:
4.50%, 1/15/39(i)	12,775	12,947
5.00%, 1/15/39(i)	22,515	23,011
5.50%, 1/15/39(i)	78,980	80,843
6.00%, 1/15/39(i)	16,309	16,801
6.50%, 1/15/39(i)	12,500	12,982
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	109	112
5.00%, 12/1/35 - 4/1/38	20,234	20,703
5.50%, 3/1/17 - 3/1/38	443	456
6.00%, 4/1/13 - 10/1/38	5,628	5,802
6.50%, 6/1/15 - 9/1/37	6,732	7,039
7.00%, 1/1/14 - 9/1/34	1,551	1,641
7.50%, 10/1/12 - 8/1/36	5,355	5,674
8.00%, 7/1/14 - 4/1/33	7,315	7,769
8.50%, 4/1/09 - 9/1/31	7,504	8,116
9.00%, 6/1/18 - 4/1/26	222	242
9.50%, 8/1/17 - 4/1/30	1,720	1,897
10.00%, 1/1/10 - 11/1/25	1,260	1,411
10.50%, 10/1/11 - 6/1/27	381	430
10.75%, 10/1/11	1	1
11.00%, 10/1/13 - 7/1/25	151	173
11.50%, 8/1/11 - 8/1/25	277	321
12.00%, 7/1/13 - 5/1/20	90	100
12.50%, 2/1/11 - 9/1/15	113	134
January TBA:
4.00%, 1/25/39(i)	8,375	8,388
4.50%, 1/25/39(i)	41,730	42,304
5.00%, 1/25/39(i)	24,750	25,272
5.50%, 1/25/39(i)	7,449	7,636
6.00%, 1/25/39(i)	3,000	3,089
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	17	18
6.50%, 10/15/10	7	8
8.50%, 7/15/16 - 3/15/20	411	440
9.00%, 11/15/16 - 8/15/21	70	75
9.50%, 10/15/16	27	29
10.00%, 11/15/09 - 8/15/21	827	919
10.50%, 4/15/13 - 5/15/21	449	504
11.00%, 12/15/09 - 4/15/21	1,430	1,610
11.50%, 3/15/10 - 4/15/19	184	210
12.00%, 11/15/12 - 10/15/15	117	136
12.50%, 5/15/10 - 7/15/15	30	34
13.00%, 1/15/11 - 10/15/13	17	20
13.50%, 5/15/10 - 5/15/13	18	21
		391,808
Collateralized Mortgage Obligations — Agency Collateral Series (1.4%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
6.00%, 6/17/27(d)	79	6
6.31%, 8/15/30(d)	39	3
7.31%, 9/15/30(d)	849	67
IO
6.50%, 8/1/28(d)	78	9
7.00%, 6/1/30 - 3/1/32(d)	2,387	303
7.50%, 4/1/28 - 9/1/30(d)	801	109
8.00%, 1/1/28 - 6/1/31(d)	2,313	320
10.00%, 5/1/20 - 6/1/20(d)	33	4
IO PAC REMIC
1.00%, 2/15/27(d)	2,240	22
6.00%, 4/15/32(d)	216	9
7.00%, 9/15/27(d)	27	4
IO REMIC
5.00%, 6/15/17(d)	137	7
5.50%, 1/15/29 - 7/15/30(d)	1,575	32
6.50%, 3/15/33(d)	307	32
8.00%, 10/15/12(d)	56	4
PAC REMIC
8.55%, 1/15/21	17	18
9.50%, 4/15/20	64	68
9.60%, 4/15/20	59	64
10.00%, 5/15/20 - 6/15/20	199	216
Federal National Mortgage Association,
Inv Fl IO REMIC
6.59%, 2/17/31(d)	380	30
7.09%, 7/18/27(d)	337	16
7.62%, 11/18/30(d)	574	44
7.67%, 10/18/30(d)	181	16
8.03%, 7/25/30 - 8/25/30(d)	1,060	94
8.13%, 10/25/29(d)	185	6
79.03%, 9/25/22(d)	81	83

	Face Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
461.72%, 12/25/21(d)	$ — @	$ — @
Inv Fl REMIC
0.53%, 12/25/36	1,286	1,135
61.63%, 9/25/20	50	91
IO
7.50%, 4/1/27 - 1/1/32(d)	562	80
8.00%, 2/1/23 - 6/1/30(d)	2,608	382
8.50%, 10/1/24 - 10/1/25(d)	1,392	186
9.00%, 11/1/26(d)	708	100
9.50%, 9/1/18(d)	— @	— @
IO PAC REMIC
8.00%, 8/18/27 - 9/18/27(d)	2,631	395
1,009.00%, 9/25/20(d)	— @	3
1,158.07%, 7/25/21(d)	— @	1
IO REMIC
5.50%, 3/25/17(d)	125	5
6.00%, 8/25/32 - 7/25/33(d)	4,451	378
6.50%, 5/25/33 - 6/25/33(d)	211	23
7.00%, 5/25/33(d)	3,212	431
8.00%, 7/18/27 - 12/25/30(d)	382	57
809.00%, 6/25/21(d)	— @	— @
PAC REMIC
8.50%, 9/25/20	27	29
8.75%, 11/25/19	4	4
REMIC
7.00%, 9/25/32	2,082	2,183
Government National Mortgage Association,
Inv Fl IO
6.94%, 9/16/27(d)	141	14
7.51%, 12/16/29(d)	386	42
7.56%, 8/16/29(d)	289	26
7.64%, 5/20/31(d)	891	97
		7,248
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.0%)
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10(d)(l)	2	1
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	15	3
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29(e)(l)	7,236	109
		113
Mortgages - Other (2.7%)
American Express Co.,
9.63%, 12/25/12(d)(l)	51	51
American Home Mortgage Assets,
0.66%, 10/25/46(h)	6,888	2,742
0.77%, 6/25/47(d)(h)(l)	9,885	727
0.88%, 10/25/46(d)(h)(l)	3,678	16
American Home Mortgage Investment Trust,
0.77%, 9/25/45(d)(h)	965	394
0.89%, 3/25/46(d)(h)(l)	2,318	13
1.19%, 11/25/45(d)(h)(l)	2,675	18
American Housing Trust,
9.55%, 9/25/20	224	211
California Federal Savings & Loan Association,
8.80%, 1/25/14(d)(l)	— @	— @
Countrywide Alternative Loan Trust,
0.74%, 12/25/46(d)(h)	5,994	672
0.76%, 10/25/35(d)(h)	951	515
0.99%, 7/25/46(d)(h)(l)	5,022	11
1.10%, 3/25/47(d)(h)(l)	1,848	4
1.27%, 6/25/46(d)(h)(l)	6,186	17
1.47%, 11/20/35(d)(h)(l)	6,332	40
1.72%, 6/25/47(d)(h)(l)	1,815	13
4.78%, 12/20/46(d)(h)	1,985	203
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47(d)(e)	81	—@
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
3.09%, 2/25/47(h)	5,371	591
GSR Mortgage Loan Trust,
0.66%, 8/25/46(h)	9,005	4,385
Impac CMB Trust,
1.31%, 9/25/34(h)	49	16
Lehman XS Trust,
0.88%, 8/25/46(d)(h)(l)	6,150	31
1.47%, 3/25/47(d)(h)(l)	6,398	53
Mastr Adjustable Rate Mortgages Trust,
1.12%, 4/25/46(d)(h)(l)	4,409	21
1.22%, 4/25/46(d)(h)(l)	2,275	8
1.67%, 5/25/47(d)(h)(l)	4,188	25
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	15	15
Structured Asset Mortgage Investments, Inc.,
0.75%, 7/25/46(d)(h)	2,674	314
0.77%, 5/25/46(d)(h)	2,751	314
1.00%, 12/25/35(d)(h)(l)	3,894	50
Washington Mutual Mortgage Pass Through Certificates,
0.73%, 10/25/45(d)(h)	322	289
0.74%, 4/25/45(h)	3,511	1,099
0.76%, 8/25/45(d)(h)	58	52
0.82%, 6/25/46(d)(h)	1,570	60
0.83%, 7/25/45(d)(h)	2,897	708
		13,678
U.S. Treasury Securities (16.3%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21(c)	106,685	72,648
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	15,620	10,140
		82,788
Total Fixed Income Securities (Cost $618,411)		518,609

	No. of
	Contracts
Call Options Purchased (0.3%)
90 Day EuroDollar Call @ $97.75, expiring 3/15/10 (Cost $696) (a)	771	1,792

	Shares
Short-Term Investments (64.5%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	8,656,838	8,657

	Face Amount	Value
	(000)	(000)
Repurchase Agreement (0.4%)
Goldman Sachs & Co., 0.06%, dated 12/31/08, due 1/2/09, repurchase price $2,127; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% - 6.00%, due 11/1/19 - 12/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.00% - 7.00%, due 9/1/18 - 1/1/39; Government National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% - 11.50%, due 11/15/16 - 12/15/38, valued at $2,169.	$2,126	$2,126
		10,783

	Shares
Investment Company (28.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	142,516,859	142,517

	Face Amount
	(000)
U.S. Agency Securities (14.8%)
Federal Home Loan Mortgage Corp.,
0.30%, 1/21/09(t)	$25,000	25,000
Federal National Mortgage Association,
0.58%, 1/20/09(t)	20,000	20,000
0.80%, 1/26/09(t)	30,000	30,001
		75,001
U.S. Treasury Securities (19.6%)
U.S. Treasury Bills,
0.002%, 1/15/09(c)(j)(r)	53,280	53,280
0.08%, 5/15/09(c)(r)	46,430	46,417
		99,697
Total Short-Term Investments (Cost $327,957)		327,998
Total Investments (166.8%) (Cost $947,064) — Including $10,600 of Securities Loaned +		848,399
Liabilities in Excess of Other Assets (-66.8%)		(339,763)
Net Assets (100%)		$508,636

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2008. At December 31, 2008, the Portfolio had loaned securities with a total value of $10,600,000. This was secured by collateral of $10,783,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)

At December 31, 2008, the Portfolio held fair valued securities valued at approximately $8,060,000, representing 1.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at December 31, 2008.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $31,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $530,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $634,198,000 and $583,540,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $947,064,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $98,665,000 of which $16,455,000 was related to appreciated securities and $115,120,000 was related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
U.S. Treasury Long Bond	475	$65,572	Mar-09	$6,074
Short:
U.S. Treasury 2 yr. Note	186	40,560	Mar-09	(165)
U.S. Treasury 5 yr. Note	859	102,268	Mar-09	(2,775)
U.S. Treasury 10 yr. Note	18	2,263	Mar-09	17
5 yr. Swap	198	23,336	Mar-09	(357)
10 yr. Swap	137	17,737	Mar-09	(491)
				$2,303

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $98.25, expiring 3/15/10	771	$383	$1,113

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
	3 Month LIBOR	Receive	5.38%	7/24/13	$108,008	$(10,745)
	3 Month LIBOR	Pay	4.78	10/10/16	167,561	12,217
	3 Month LIBOR	Pay	4.09	9/17/17	37,575	5,150
	3 Month LIBOR	Pay	4.98	4/15/18	37,900	3,204
	3 Month LIBOR	Receive	4.67	8/4/18	311,470	(60,845)
	3 Month LIBOR	Receive	5.15	8/26/18	14,000	(1,249)
	6 Month EUR LIBOR	Pay	4.42	10/7/18	97,301	588
	3 Month LIBOR	Receive	4.80	10/7/18	139,485	(10,310)
	3 Month LIBOR	Receive	5.47	4/14/23	75,655	(5,629)
	3 Month LIBOR	Receive	5.38	4/15/23	43,455	(3,092)
	3 Month LIBOR	Pay	5.56	7/24/23	206,607	15,799
	3 Month LIBOR	Pay	5.34	8/26/23	17,925	1,229
	6 Month EUR LIBOR	Receive	4.39	10/7/23	122,189	41
	3 Month LIBOR	Pay	4.80	10/7/23	173,221	8,474
	3 Month LIBOR	Receive	4.24	10/10/38	36,996	(11,116)
Citigroup
	3 Month LIBOR	Receive	5.00	11/13/17	16,589	(3,365)
	3 Month LIBOR	Pay	4.47	1/10/18	45,324	7,721
Deutsche Bank
	3 Month LIBOR	Pay	5.35	5/24/17	88,835	19,666
	3 Month LIBOR	Pay	4.10	5/25/17	119,800	14,958
	3 Month LIBOR	Pay	4.08	5/29/17	208,850	25,731
	6 Month EUR LIBOR	Receive	4.93	7/1/18	97,570	(3,534)
	6 Month EUR LIBOR	Receive	4.86	7/10/18	92,355	(2,955)
	6 Month EUR LIBOR	Pay	4.96	7/24/18	145,960	5,373
	6 Month EUR LIBOR	Pay	5.27	7/1/23	122,240	7,078
	6 Month EUR LIBOR	Pay	5.24	7/9/23	127,940	4,483
	6 Month EUR LIBOR	Pay	4.86	7/10/23	116,010	4,070
	6 Month EUR LIBOR	Pay	4.86	7/10/23	102,010	(3,273)
	6 Month EUR LIBOR	Receive	5.19	7/24/23	183,093	(6,032)
Goldman Sachs
	3 Month LIBOR	Pay	5.63	2/28/18	219,290	24,721
	3 Month LIBOR	Receive	6.04	2/25/23	281,353	(26,875)
	3 Month LIBOR	Pay	4.79	10/7/23	86,320	4,200
JPMorgan Chase
	3 Month LIBOR	Pay	4.07	5/6/13	122,025	10,469
	3 Month LIBOR	Pay	4.07	5/16/13	90,000	7,723
	3 Month LIBOR	Pay	4.27	6/2/13	61,850	5,825
	3 Month LIBOR	Pay	4.49	6/23/13	25,000	2,619
	3 Month LIBOR	Receive	5.23	9/27/17	60,190	(13,896)
	3 Month LIBOR	Receive	5.30	9/28/17	60,432	(14,273)
	3 Month LIBOR	Receive	5.01	11/13/17	31,606	(6,461)
	3 Month LIBOR	Receive	4.41	5/1/18	32,225	(5,103)
	3 Month LIBOR	Receive	4.80	10/7/18	69,620	(5,146)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	50,600	4,316
	3 Month LIBOR	Receive	5.40	4/15/23	61,045	(4,376)
						$(2,620)

EUR — Euro

LIBOR — London Inter Bank Offer Rate

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

	Notional Amount		Termination	Unrealized Appreciation (Depreciation)
Swap Counterparty	(000)	Receive	Date	(000)
Barclays Capital
	$31,918	3 Month LIBOR	11/15/19	$(6,488)
	8,624	3 Month LIBOR	11/15/21	(2,129)
JPMorgan Chase
	14,116	3 Month LIBOR	5/15/21	(3,477)
	16,391	3 Month LIBOR	11/15/21	(3,881)
				$(15,975)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Advisory Portfolio II

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (95.8%)
Agency Adjustable Rate Mortgage (1.0%)
Federal Home Loan Mortgage Corp.,
3.54%, 5/1/34(h)	$598	$596
Agency Fixed Rate Mortgages (73.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
9.00%, 10/1/16	6	7
9.50%, 10/1/16 - 1/1/17	14	16
10.00%, 5/1/09 - 11/1/20	81	89
10.25%, 12/1/11	2	2
10.50%, 7/1/09 - 12/1/20	218	246
11.00%, 2/1/11 - 9/1/20	113	129
11.25%, 6/1/10 - 12/1/15	2	3
11.50%, 12/1/09 - 9/1/19	85	96
11.75%, 8/1/14	1	1
12.00%, 10/1/09 - 7/1/20	106	123
12.50%, 10/1/09 - 6/1/15	6	7
13.00%, 9/1/10 - 12/1/13	— @	— @
13.50%, 2/1/10	— @	— @
Gold Pools:
5.00%, 3/1/38 - 11/1/38	5,986	6,126
5.50%, 4/1/37	8,878	9,098
6.00%, 10/1/28 - 10/1/37	4,898	5,053
6.50%, 3/1/27 - 2/1/33	463	485
7.50%, 12/1/29 - 2/1/31	5	6
8.00%, 5/1/20 - 8/1/30	9	10
8.50%, 8/1/14 - 12/1/30	85	92
9.00%, 10/1/17 - 1/1/31	353	389
9.50%, 12/1/16 - 10/1/17	29	32
10.00%, 6/1/17 - 4/1/25	77	86
10.50%, 7/1/19 - 12/1/20	68	78
11.00%, 8/1/19 - 9/1/20	54	61
11.50%, 2/1/16 - 6/1/20	35	38
12.00%, 6/1/20	67	77
12.50%, 7/1/19	2	2
January TBA:
4.50%, 1/15/39(i)	3,500	3,547
5.00%, 1/15/39(i)	5,000	5,110
5.50%, 1/15/39(i)	3,000	3,071
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	104	107
5.50%, 3/1/17	111	115
6.00%, 4/1/13 - 1/1/29	128	133
6.50%, 6/1/15 - 4/1/34	3,128	3,273
7.50%, 10/1/12 - 2/1/32	57	61
8.00%, 7/1/14 - 8/1/31	665	707
8.50%, 4/1/09 - 1/1/31	26	28
9.00%, 12/1/21 - 4/1/26	130	142
9.50%, 7/1/17 - 2/1/20	15	17
10.00%, 10/1/12 - 11/1/25	308	346
10.50%, 10/1/11 - 6/1/27	289	327
10.75%, 10/1/11	— @	1
11.00%, 10/1/13 - 7/1/25	99	113
11.50%, 8/1/11 - 8/1/25	200	232
12.00%, 7/1/13 - 5/1/20	58	64
12.50%, 2/1/11 - 9/1/15	106	126
January TBA:
5.00%, 1/25/24 - 1/25/39(i)	2,200	2,254
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	11	11
6.50%, 10/15/10	5	5
8.50%, 7/15/16 - 3/15/20	331	354
9.00%, 11/15/16 - 8/15/21	46	49
10.00%, 11/15/09 - 1/15/21	14	15
10.50%, 4/15/13 - 2/15/21	298	335
11.00%, 12/15/09 - 11/20/19	283	315
11.50%, 3/15/10 - 4/15/19	121	138
12.00%, 11/15/12 - 10/15/15	77	88
12.50%, 5/15/10 - 7/15/15	20	22
13.00%, 1/15/11 - 10/15/13	11	13
13.50%, 5/15/10 - 5/15/13	12	14
		43,485
Collateralized Mortgage Obligations — Agency Collateral Series (1.6%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
6.00%, 6/17/27(d)	52	4
6.31%, 8/15/30(d)	26	2
7.31%, 9/15/30(d)	676	53
IO STRIPS
6.50%, 8/1/28(d)	51	6
7.50%, 9/1/30(d)	16	2
8.00%, 1/1/28(d)	132	19
10.00%, 5/1/20 - 6/1/20(d)	22	3
IO PAC REMIC
6.00%, 4/15/32(d)	142	6
7.00%, 9/15/27(d)	18	3
IO REMIC
5.00%, 6/15/17(d)	90	4
5.50%, 1/15/29 - 7/15/30(d)	1,203	25
8.00%, 10/15/12(d)	37	3
PAC REMIC
8.55%, 1/15/21	11	12
9.50%, 4/15/20	42	44
9.60%, 4/15/20	38	41
10.00%, 5/15/20 - 6/15/20	169	184
Federal National Mortgage Association,
Inv Fl IO REMIC
6.59%, 2/17/31(d)	249	20
7.09%, 7/18/27(d)	221	11
7.62%, 11/18/30(d)	376	29
7.67%, 10/18/30(d)	119	10
8.03%, 7/25/30 - 8/25/30(d)	819	72
8.13%, 10/25/29(d)	121	4
79.03%, 9/25/22(d)	78	80
461.72%, 12/25/21(d)	— @	— @
Inv Fl REMIC
61.63%, 9/25/20	48	88
IO STRIPS
9.50%, 9/1/18(d)	— @	— @
IO PAC REMIC
1,158.07%, 7/25/21(d)	— @	1
IO REMIC
5.50%, 3/25/17(d)	82	3
6.00%, 8/25/32(d)	128	5
6.50%, 5/25/33 - 6/25/33(d)	139	15
8.00%, 12/25/30(d)	40	6
809.00%, 6/25/21(d)	— @	— @
PAC REMIC
8.50%, 9/25/20	17	19
8.75%, 11/25/19	3	3
Government National Mortgage Association,
Inv Fl IO
6.94%, 9/16/27(d)	93	9
7.51%, 12/16/29(d)	252	27
7.56%, 8/16/29(d)	189	17
7.64%, 5/20/31(d)	860	94
		924
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.2%)
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	10	2

	Face Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (cont’d)
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29(e)(l)	$7,041	$106
		108
Mortgages - Other (0.5%)
American Home Mortgage Assets,
0.88%, 10/25/46(d)(h)(l)	2,256	10
American Housing Trust,
9.55%, 9/25/20	228	215
Countrywide Alternative Loan Trust,
0.99%, 7/25/46(d)(h)(l)	3,090	7
1.10%, 3/25/47(d)(h)(l)	1,210	3
1.27%, 6/25/46(d)(h)(l)	3,800	10
1.72%, 6/25/47(d)(h)(l)	1,110	8
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47(d)(e)	84	— @
Impac CMB Trust,
1.31%, 9/25/34(h)	32	11
Mastr Adjustable Rate Mortgages Trust,
1.12%, 4/25/46(d)(h)(l)	2,710	13
1.22%, 4/25/46(d)(h)(l)	1,490	5
1.67%, 5/25/47(d)(h)(l)	2,740	16
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	10	10
		308
U.S. Treasury Securities (18.8%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	16,520	11,077
		11,077
Total Fixed Income Securities (Cost $57,976)		56,498

	No. of
	Contracts
Call Options Purchased (5.0%)
90 Day EuroDollar Call @ $97.75, expiring 3/15/10 (Cost $1,146) (a)	1,270	2,953

	Shares
Short-Term Investments (205.9%)
Investment Company (143.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	84,418,733	84,419

	Face Amount
	(000)
U.S. Treasury Securities (62.8%)
U.S. Treasury Bills,
0.002%, 1/15/09(j)(r)	$8,070	8,070
0.08%, 5/15/09(r)	28,995	28,986
		37,056
Total Short-Term Investments (Cost $121,470)		121,475
Total Investments (306.7%) (Cost $180,592) +		180,926
Liabilities in Excess of Other Assets (-206.7%)		(121,932)
Net Assets (100%)		$58,994

(a)	Non-income producing security.
(d)

At December 31, 2008, the Portfolio held fair valued securities valued at approximately $605,000, representing 1.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at December 31, 2008.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $245,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $670,679,000 and $688,997,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $180,592,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $334,000 of which $3,833,000 related to appreciated securities and $3,499,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $98.25, expiring 3/15/10	1,270	$632	$1,834

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	8	$1,006	Mar-09	$(16)
U.S. Treasury Long Bond	67	9,249	Mar-09	700
Short:
U.S. Treasury 5 yr. Note	38	4,524	Mar-09	(84)
5 yr. Swap	510	60,108	Mar-09	(920)
10 yr. Swap	504	65,252	Mar-09	(1,808)
				$(2,128)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
	3 Month LIBOR	Pay	3.76%	11/6/13	$35,000	$2,644
	3 Month LIBOR	Pay	4.78	10/10/16	30,990	2,259
	3 Month LIBOR	Pay	4.09	9/17/17	14,325	1,965
	3 Month LIBOR	Pay	5.37	2/12/18	46,398	4,763
	3 Month LIBOR	Pay	5.07	4/14/18	38,415	3,390
	3 Month LIBOR	Pay	4.98	4/15/18	20,200	1,708
	3 Month LIBOR	Receive	4.67	8/4/18	133,600	(26,099)
	3 Month LIBOR	Receive	5.15	8/26/18	23,000	(2,053)
	3 Month LIBOR	Receive	5.08	9/3/18	261,000	(22,495)
	3 Month LIBOR	Receive	5.82	2/12/23	59,593	(5,250)
	3 Month LIBOR	Receive	5.47	4/14/23	49,190	(3,660)
	3 Month LIBOR	Receive	5.38	4/15/23	22,445	(1,597)
	3 Month LIBOR	Pay	5.34	8/26/23	29,450	2,019
	3 Month LIBOR	Pay	5.28	9/3/23	334,400	22,174
	3 Month LIBOR	Receive	4.24	10/10/38	6,227	(1,872)
Citigroup
	3 Month LIBOR	Receive	5.00	11/13/17	10,861	(1,648)
	3 Month LIBOR	Pay	4.47	1/10/18	29,676	4,851
Deutsche Bank
	3 Month LIBOR	Pay	4.10	5/25/17	78,437	9,793
	3 Month LIBOR	Pay	2.33	5/29/17	144,000	(1,582)
Goldman Sachs
	3 Month LIBOR	Receive	2.88	11/28/13	29,000	(998)
	3 Month LIBOR	Pay	5.63	2/28/18	143,580	14,964
	3 Month LIBOR	Receive	6.04	2/25/23	184,217	(16,535)
JPMorgan Chase
	3 Month LIBOR	Pay	4.07	5/6/13	58,395	5,010
	3 Month LIBOR	Pay	4.07	5/16/13	37,500	3,217
	3 Month LIBOR	Pay	2.05	12/19/13	95,000	(393)
	3 Month LIBOR	Receive	5.23	9/27/17	39,410	(6,337)
	3 Month LIBOR	Receive	5.30	9/28/17	39,568	(6,365)
	3 Month LIBOR	Receive	5.01	11/13/17	20,694	(3,140)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	26,955	2,299
	3 Month LIBOR	Receive	5.40	4/15/23	31,530	(2,260)
						$(21,228)

LIBOR — London Inter Bank Offer Rate

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Receive	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital
	$3,741	3 Month LIBOR	11/15/19	$(761)
Deutsche Bank
	4,592	3 Month LIBOR	11/15/21	(970)
JPMorgan Chase
	1,300	3 Month LIBOR	11/15/21	(308)
				$(2,039)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (0.0%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corp.,
IO REMIC
5.00%, 6/15/17(d)	$36	$2
Federal National Mortgage Association,
IO REMIC
1.18%, 4/25/36(d)	311	2
6.00%, 8/25/32(d)	22	1
Government National Mortgage Association,
Inv Fl IO
7.56%, 8/16/29(d)	84	7
		12
Mortgages - Other (0.0%)
Countrywide Home Loan Mortgage Pass Through Trust,
0.77%, 3/25/35(h)	29	13
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	— @	— @
		13
Total Fixed Income Securities (Cost $87)		25

	Shares
Common Stocks (47.0%)
Aerospace & Defense (1.3%)
Boeing Co.	2,650	113
General Dynamics Corp.	1,300	75
Honeywell International, Inc.	2,700	89
L-3 Communications Holdings, Inc.	600	44
Lockheed Martin Corp.	1,050	88
Northrop Grumman Corp.	1,100	50
Precision Castparts Corp.	600	36
Raytheon Co.	1,350	69
Rockwell Collins, Inc.	800	31
United Technologies Corp.	3,400	182
		777
Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	4,830	266
Expeditors International Washington, Inc.	10,777	358
FedEx Corp.	200	13
United Parcel Service, Inc., Class B	500	28
		665
Airlines (0.0%)
Southwest Airlines Co.	400	3

Auto Components (0.1%)
Goodyear Tire & Rubber Co. (The) (a)	1,900	11
Johnson Controls, Inc.	4,500	82
		93
Automobiles (0.1%)
Ford Motor Co. (a)	17,000	39
General Motors Corp.	4,300	14
Harley-Davidson, Inc.	1,700	29
		82
Beverages (1.2%)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	2,923	20
Coca-Cola Co. (The)	8,780	397
PepsiCo., Inc.	5,825	319
		736
Biotechnology (1.3%)
Amgen, Inc. (a)	3,700	214
Biogen Idec, Inc. (a)	1,200	57
Celgene Corp. (a)	1,500	83
Genentech, Inc. (a)	2,368	196
Genzyme Corp. (a)	1,000	66
Gilead Sciences, Inc. (a)	3,100	159
		775
Capital Markets (0.5%)
Ameriprise Financial, Inc.	500	12
Bank of New York Mellon Corp. (The)	2,100	59
Charles Schwab Corp. (The)	1,800	29
Franklin Resources, Inc.	300	19
Goldman Sachs Group, Inc. (The)	800	68
Invesco Ltd.	900	13
Merrill Lynch & Co., Inc.	3,000	35
Northern Trust Corp.	400	21
State Street Corp.	800	31
T. Rowe Price Group, Inc.	500	18
		305
Chemicals (1.3%)
Monsanto Co.	11,270	793

Commercial Banks (1.7%)
Akbank T.A.S.	10,790	34
Asya Katilim Bankasi A.S. (a)	11,911	9
BB&T Corp.	2,300	63
Fifth Third Bancorp.	2,200	18
KeyCorp	1,600	14
M&T Bank Corp.	300	17
PNC Financial Services Group, Inc.	1,800	88
Regions Financial Corp.	2,600	21
SunTrust Banks, Inc.	1,300	38
Turkiye Garanti Bankasi A.S. (a)	24,311	42
Turkiye Halk Bankasi A.S.	4,300	13
Turkiye Is Bankasi A.S., Class C	12,077	32
Turkiye Vakiflar Bankasi T.A.O., Class D	10,495	8
U.S. Bancorp	7,900	198
Wells Fargo & Co.	13,900	410
Yapi ve Kredi Bankasi A.S. (a)	10,543	14
		1,019
Communications Equipment (1.5%)
Cisco Systems, Inc. (a)	20,622	336
Corning, Inc.	1,300	13
Juniper Networks, Inc. (a)	500	9
Motorola, Inc.	1,800	8
QUALCOMM, Inc.	8,625	309
Research In Motion Ltd. (a)	5,453	221
		896
Computers & Peripherals (1.3%)
Apple, Inc. (a)	6,881	587
Dell, Inc. (a)	1,900	19
EMC Corp. (a)	1,800	19
Hewlett-Packard Co.	2,200	80
International Business Machines Corp.	1,200	101
Sun Microsystems, Inc. (a)	1,800	7
		813
Construction & Engineering (0.0%)
Fluor Corp.	600	27
Tekfen Holding A.S.	3,100	6
		33
Construction Materials (0.7%)
Cemex S.A.B. de C.V. ADR (a)	15,438	141
Martin Marietta Materials, Inc.	2,665	259
		400
Consumer Finance (0.4%)
American Express Co.	10,871	202
Capital One Financial Corp.	600	19
Discover Financial Services	1,000	9
		230

	Shares	Value (000)
Distributors (0.4%)
Li & Fung Ltd.	131,900	$228
Diversified Financial Services (1.9%)
Bank of America Corp.	7,700	109
BM&F Bovespa S.A.	56,999	150
Citigroup, Inc.	9,200	62
CME Group, Inc.	1,174	244
Haci Omer Sabanci Holding A.S.	6,118	14
IntercontinentalExchange, Inc. (a)	100	8
JPMorgan Chase & Co.	6,100	192
Leucadia National Corp. (a)	17,938	355
Moody’s Corp.	400	8
NYSE Euronext	500	14
		1,156
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	15,120	431
Turk Telekomunikasyon A.S. (a)	7,100	16
Verizon Communications, Inc.	6,300	214
		661
Electric Utilities (1.3%)
American Electric Power Co., Inc.	1,800	60
Consolidated Edison, Inc.	1,200	47
Duke Energy Corp.	5,428	81
Edison International	1,600	51
Entergy Corp.	900	75
Exelon Corp.	2,500	139
FirstEnergy Corp.	1,600	78
FPL Group, Inc.	1,700	86
PPL Corp.	2,000	61
Progress Energy, Inc.	1,000	40
Southern Co. (The)	2,500	92
		810
Electrical Equipment (0.4%)
Emerson Electric Co.	3,000	110
First Solar, Inc. (a)	772	106
		216
Electronic Equipment & Instruments (0.0%)
Agilent Technologies, Inc. (a)	300	5
Tyco Electronics Ltd.	500	8
		13
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	700	22
Halliburton Co.	1,900	34
National Oilwell Varco, Inc. (a)	800	20
Noble Corp.	800	18
Schlumberger Ltd.	2,400	102
Smith International, Inc.	600	14
Weatherford International Ltd. (a)	1,700	18
		228
Food & Staples Retailing (1.5%)
BIM Birlesik Magazalar A.S.	576	12
Costco Wholesale Corp.	1,600	84
CVS Caremark Corp.	5,200	150
Kroger Co. (The)	2,400	63
Safeway, Inc.	1,400	33
SYSCO Corp.	2,900	67
Walgreen Co.	3,500	86
Wal-Mart Stores, Inc.	8,000	449
		944
Food Products (0.9%)
Archer-Daniels-Midland Co.	3,402	98
ConAgra Foods, Inc.	2,311	38
General Mills, Inc.	1,867	114
Heinz (H.J.) Co.	1,459	55
Kellogg Co.	1,193	52
Kraft Foods, Inc.	7,448	200
Sara Lee Corp.	1,878	18
		575
Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	2,000	107
Becton Dickinson & Co.	800	55
Boston Scientific Corp. (a)	4,700	36
C.R. Bard, Inc.	600	51
Covidien Ltd.	1,600	58
Gen-Probe, Inc. (a)	2,219	95
Intuitive Surgical, Inc. (a)	938	119
Medtronic, Inc.	3,400	107
St. Jude Medical, Inc. (a)	1,200	40
Stryker Corp.	1,000	40
Zimmer Holdings, Inc. (a)	900	36
		744
Health Care Providers & Services (0.8%)
Aetna, Inc.	1,500	43
Cardinal Health, Inc.	1,400	48
Cigna Corp.	1,200	20
Express Scripts, Inc. (a)	1,000	55
Humana, Inc. (a)	600	22
McKesson Corp.	1,000	39
Medco Health Solutions, Inc. (a)	1,700	71
UnitedHealth Group, Inc.	4,300	115
WellPoint, Inc. (a)	1,400	59
		472
Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	100	2
International Game Technology	100	1
Marriott International, Inc., Class A	100	2
McDonald’s Corp.	300	19
Starbucks Corp. (a)	23,991	227
Wynn Resorts Ltd. (a)	8,046	340
Yum! Brands, Inc.	200	6
		597
Household Durables (0.1%)
Black & Decker Corp.	100	4
Centex Corp.	300	3
D.R. Horton, Inc.	700	5
Fortune Brands, Inc.	300	12
Harman International Industries, Inc.	100	2
Leggett & Platt, Inc.	400	6
Lennar Corp., Class A	400	4
Newell Rubbermaid, Inc.	600	6
Pulte Homes, Inc.	500	5
Snap-On, Inc.	100	4
Stanley Works (The)	200	7
Whirlpool Corp.	200	8
		66
Household Products (1.5%)
Colgate-Palmolive Co.	1,792	123
Kimberly-Clark Corp.	1,800	95
Procter & Gamble Co.	10,880	672
		890
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (a)	3,100	26
Constellation Energy Group, Inc.	600	15
		41
Industrial Conglomerates (1.2%)
3M Co.	2,400	138
Enka Insaat ve Sanayi A.S.	3,057	11
General Electric Co.	33,300	539
KOC Holding A.S. (a)	7,781	13
Textron, Inc.	800	11
Tyco International Ltd.	2,025	44
		756

	Shares	Value (000)
Information Technology Services (1.2%)
Mastercard, Inc., Class A	2,312	$330
Paychex, Inc.	300	8
Redecard S.A.	25,911	289
Total System Services, Inc.	271	4
Visa, Inc., Class A	2,389	125
		756
Insurance (1.3%)
Aflac, Inc.	460	21
Allstate Corp. (The)	640	21
AON Corp.	500	23
Berkshire Hathaway, Inc., Class B (a)	114	366
Chubb Corp.	500	25
Genworth Financial, Inc., Class A	900	3
Hartford Financial Services Group, Inc.	700	11
Lincoln National Corp.	559	10
Loews Corp.	6,896	195
Marsh & McLennan Cos., Inc.	540	13
MetLife, Inc.	790	28
Principal Financial Group	470	11
Progressive Corp. (The)	940	14
Prudential Financial, Inc.	500	15
Travelers Cos., Inc. (The)	698	32
		788
Internet & Catalog Retail (1.2%)
Amazon.com, Inc. (a)	13,988	717

Internet Software & Services (2.1%)
Baidu, Inc. ADR (a)	1,055	138
eBay, Inc. (a)	16,118	225
Google, Inc., Class A (a)	2,259	695
Tencent Holdings Ltd.	36,000	234
		1,292
Leisure Equipment & Products (0.0%)
Eastman Kodak Co.	700	4
Hasbro, Inc.	300	9
Mattel, Inc.	800	13
		26
Life Science Tools & Services (0.5%)
Illumina, Inc. (a)	8,794	229
Thermo Fisher Scientific, Inc. (a)	1,800	61
		290
Machinery (0.9%)
Caterpillar, Inc.	2,400	107
Cummins, Inc.	1,100	29
Danaher Corp.	1,000	57
Deere & Co.	1,600	61
Eaton Corp.	1,000	50
Illinois Tool Works, Inc.	2,000	70
Ingersoll-Rand Co., Ltd., Class A	1,700	30
ITT Corp.	1,100	51
PACCAR, Inc.	1,755	50
Parker Hannifin Corp.	950	40
		545
Media (0.5%)
CBS Corp., Class B	1,400	12
Comcast Corp., Class A	4,400	74
DIRECTV Group, Inc. (The) (a)	1,400	32
McGraw-Hill Cos., Inc. (The)	500	12
News Corp., Class A	3,600	33
Omnicom Group, Inc.	500	13
Time Warner, Inc.	5,500	55
Viacom, Inc., Class B (a)	1,100	21
Walt Disney Co. (The)	3,800	86
		338
Metals & Mining (0.0%)
Eregli Demir ve Celik Fabrikalari T.A.S.	6,833	18

Multi-Utilities (0.5%)
Ameren Corp.	1,000	33
Dominion Resources, Inc.	3,100	111
PG&E Corp.	1,000	39
Public Service Enterprise Group, Inc.	2,100	61
Sempra Energy	1,300	55
Williams Cos., Inc.	1,500	22
		321
Office Electronics (0.0%)
Xerox Corp.	1,000	8

Oil & Gas Exploration & Production (0.0%)
Noble Energy, Inc.	500	25

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	1,100	42
Apache Corp.	700	52
Chesapeake Energy Corp.	1,300	21
Chevron Corp.	4,300	318
ConocoPhillips	3,400	176
Consol Energy, Inc.	500	14
Devon Energy Corp.	900	59
El Paso Corp.	2,000	16
EOG Resources, Inc.	600	40
Exxon Mobil Corp.	10,600	846
Hess Corp.	600	32
Marathon Oil Corp.	1,400	38
Murphy Oil Corp.	500	22
Occidental Petroleum Corp.	1,600	96
Peabody Energy Corp.	700	16
Southwestern Energy Co. (a)	11,757	341
Spectra Energy Corp.	1,300	21
Transocean Ltd. (a)	600	28
Tupras Turkiye Petrol Rafine	1,564	17
Ultra Petroleum Corp. (a)	15,546	537
Valero Energy Corp.	1,300	28
XTO Energy, Inc.	1,100	39
		2,799
Personal Products (0.1%)
Avon Products, Inc.	1,690	41

Pharmaceuticals (3.6%)
Abbott Laboratories	5,400	288
Allergan, Inc.	4,670	188
Bristol-Myers Squibb Co.	6,800	158
Eli Lilly & Co.	3,000	121
Forest Laboratories, Inc. (a)	1,400	36
Johnson & Johnson	9,200	551
Merck & Co., Inc.	7,200	219
Pfizer, Inc.	23,000	407
Schering-Plough Corp.	5,300	90
Wyeth	4,600	173
		2,231
Professional Services (0.3%)
Corporate Executive Board Co. (The)	4,831	106
Monster Worldwide, Inc. (a)	6,005	73
		179
Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.	100	8
CSX Corp.	200	7
Norfolk Southern Corp.	200	9
Union Pacific Corp.	300	14
		38
Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.	4,363	44

		Value
	Shares	(000)
Semiconductors & Semiconductor Equipment (cont’d)
Broadcom Corp., Class A (a)	1,630	$28
Intel Corp.	19,750	290
MEMC Electronic Materials, Inc. (a)	700	10
Nvidia Corp. (a)	2,000	16
Texas Instruments, Inc.	4,978	77
		465
Software (0.1%)
Electronic Arts, Inc. (a)	200	3
VMware, Inc., Class A (a)	3,485	83
		86
Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc. (a)	800	17
Jones Apparel Group, Inc.	200	1
Liz Claiborne, Inc.	200	— @
Nike, Inc., Class B	900	46
Polo Ralph Lauren Corp.	100	5
VF Corp.	200	11
		80
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	2,300	37

Tobacco (1.1%)
Altria Group, Inc.	10,430	157
Philip Morris International, Inc.	10,430	454
Reynolds American, Inc.	1,000	40
		651
Real Estate Investment Trusts (REIT) (0.7%)
Brookfield Asset Management, Inc., Class A	29,372	448

Wireless Telecommunication Services (0.9%)
America Movil S.A.B. de C.V., Class L ADR	7,930	246
American Tower Corp., Class A (a)	1,000	29
China Mobile Ltd. ADR	3,972	202
Sprint Nextel Corp. (a)	6,100	11
Turkcell Iletisim Hizmet A.S.	7,959	46
		534
Total Common Stocks (Cost $43,771)		28,730

Investment Companies (5.5%)
iShares Barclays Aggregate Bond Fund	27,505	2,857
iShares MSCI EMU Index Fund	200	6
Morgan Stanley Institutional Fund, Inc. Emerging Markets Portfolio, Class I (a)(u)	35,718	493
Total Investment Companies (Cost $3,702)		3,356

Short-Term Investments (46.0%)
Investment Company (45.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	27,855,998	27,856

	Face Amount
	(000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill,
0.002%, 1/15/09(j)(r)	$275	275
Total Short-Term Investments (Cost $28,131)		28,131
Total Investments (98.5%) (Cost $75,691) (s)+		60,242
Other Assets in Excess of Liabilities (1.5%)		894
Net Assets (100%)		$61,136

(a)	Non-income producing security.
(d)

At December 31, 2008, the Portfolio held approximately $12,000 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $126,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $9,625,000 and $13,785,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
(s)

The approximate market value and percentage of the investments, $1,225,000 and 2.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

(u)

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. Emerging Markets Portfolio — Class I, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Institutional Fund, Inc. Emerging Market Portfolio — Class I has a cost basis of $920,000, with a value of $493,000. During the period ended December 31, 2008, the Portfolio had purchased 919 shares at the cost of $13,000 and sold 23,836 shares with proceeds of $361,000. For the period ended December 31, 2008, the investment had a realized loss of $483,000.

@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $75,691,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $15,449,000 of which $226,000 related to appreciated securities and $15,675,000 related to depreciated securities.

ADR	American Depositary Receipt
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2008.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	657	$657	1/15/09	JPY	60,752	$670	$13

JPY — Japanese Yen

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Australian Dollar 10 yr. Bond	12	$974	Mar-09	$32
S&P 500 Emini (U.S. Dollar)	148	6,661	Mar-09	157
S&P Mid 400 Emini (U.S. Dollar)	5	269	Mar-09	15
U.S. Treasury 2 yr. Note	5	1,090	Mar-09	11
U.S. Treasury 5 yr. Note	24	2,857	Mar-09	76
U.S. Treasury 10 yr. Note	70	8,802	Mar-09	572
U.S. Treasury Long Bond	33	4,556	Mar-09	394
Short:
EuroDollar CME	7	1,728	Sep-09	(44)
EuroDollar CME	6	1,479	Dec-09	(49)
EuroDollar CME	7	1,723	Mar-10	(56)
EuroDollar CME	4	981	Sep-10	(30)
EuroDollar CME	3	734	Dec-10	(21)
Russell Mini Index	1	50	Mar-09	(3)
				$1,054

CME — Chicago Mercantile Exchange

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (93.0%)
Auto & Transportation (6.1%)
C.H. Robinson Worldwide, Inc.	1,094,082	$60,207
Expeditors International Washington, Inc.	2,269,771	75,515
		135,722
Consumer Discretionary (27.8%)
Abercrombie & Fitch Co., Class A	1,128,027	26,024
Amazon.com, Inc. (a)	438,780	22,501
Corporate Executive Board Co. (The)	1,203,044	26,539
Ctrip.com International Ltd. ADR	1,905,513	45,351
Discovery Communications, Inc., Class A (a)	1,154,098	16,342
Discovery Communications, Inc., Class C (a)	1,378,584	18,459
Grupo Televisa S.A. ADR	1,544,619	23,076
Leucadia National Corp. (a)	3,144,539	62,262
Li & Fung Ltd.	29,625,900	51,114
Lululemon Athletica, Inc. (a)	1,194,079	9,469
Monster Worldwide, Inc. (a)	1,651,667	19,969
Morningstar, Inc. (a)	1,201,145	42,641
New Oriental Education & Technology Group ADR (a)	748,514	41,101
Priceline.com, Inc. (a)	705,538	51,963
Starbucks Corp. (a)	4,353,767	41,187
Strayer Education, Inc.	175,599	37,650
Wynn Resorts Ltd. (a)	1,484,304	62,727
Yahoo!, Inc. (a)	1,860,900	22,703
		621,078
Energy (12.2%)
PetroHawk Energy Corp. (a)	725,374	11,338
Questar Corp.	760,857	24,872
Range Resources Corp.	577,252	19,852
Southwestern Energy Co. (a)	4,212,071	122,024
Ultra Petroleum Corp. (a)	2,770,160	95,598
		273,684
Financial Services (8.6%)
Alleghany Corp. (a)	83,891	23,657
Brookfield Asset Management, Inc., Class A	2,598,537	39,680
Calamos Asset Management, Inc., Class A	1,147,705	8,493
Greenhill & Co., Inc.	370,823	25,872
IntercontinentalExchange, Inc. (a)	525,583	43,329
Redecard S.A.	4,685,707	52,245
		193,276
Health Care (10.4%)
Gen-Probe, Inc. (a)	999,860	42,834
Illumina, Inc. (a)	2,733,728	71,214
Intuitive Surgical, Inc. (a)	169,313	21,501
Mindray Medical International Ltd. ADR	1,444,332	25,998
Techne Corp.	1,099,277	70,925
		232,472
Materials & Processing (9.1%)
Aecom Technology Corp. (a)	1,124,718	34,563
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	1,127,593	25,957
Intrepid Potash, Inc. (a)	801,039	16,638
Martin Marietta Materials, Inc.	826,226	80,210
Mohawk Industries, Inc. (a)	433,823	18,641
Rockwood Holdings, Inc. (a)	918,170	9,916
Texas Industries, Inc.	517,126	17,841
		203,766
Producer Durables (5.0%)
Covanta Holding Corp. (a)	1,842,645	40,464
Gafisa S.A. ADR	1,521,861	14,092
Nalco Holding Co.	2,686,576	31,003
NVR, Inc. (a)	55,789	25,454
		111,013
Technology (12.8%)
Alibaba.com Ltd. (a)	29,276,000	21,311
Baidu, Inc. ADR (a)	329,040	42,963
Equinix, Inc. (a)	425,469	22,631
IHS, Inc., Class A (a)	1,163,578	43,541
Salesforce.com, Inc. (a)	1,649,629	52,805
Tencent Holdings Ltd.	12,154,600	79,130
Teradata Corp. (a)	1,579,204	23,419
		285,800
Utilities (1.0%)
NII Holdings, Inc. (a)	1,215,858	22,104
Total Common Stocks (Cost $3,137,132)		2,078,915

Preferred Stock (0.7%)
Health Care (0.7%)
Ironwood Pharmaceutical, Inc.
(Convertible) (a)(d)(l) (Cost $15,974)	1,331,207	15,974

Investment Company (1.0%)
Groupe Aeroplan, Inc. (Cost $46,240)	3,149,167	22,142
Short-Term Investment (5.4%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $120,230)(p)	120,229,586	120,230
Total Investments (100.1%) (Cost $3,319,576) (s)+		2,237,261
Liabilities in Excess of Other Assets (-0.1%)		(2,870)
Net Assets (100%)		$2,234,391

(a)	Non-income producing security.
(d)

At December 31, 2008, the Portfolio held fair valued securities valued at approximately $15,974,000, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(l)	Security has been deemed illiquid at December 31, 2008.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $36,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $571,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $179,648,000 and $139,009,000, respectively.

(s)

The approximate market value and percentage of the investments, $203,800,000 and 9.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $3,319,576,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,082,315,000 of which $109,144,000 related to appreciated securities and $1,191,459,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund Trust

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (96.2%)
Consumer Discretionary (10.0%)
Autoliv, Inc.	157,400	$3,378
Harley-Davidson, Inc.	129,981	2,206
Newell Rubbermaid, Inc.	289,110	2,827
O’Reilly Automotive, Inc. (a)	98,100	3,016
		11,427
Consumer Staples (6.4%)
ConAgra Foods, Inc.	256,050	4,225
Estee Lauder Cos., Inc. (The)	102,630	3,177
		7,402
Energy (5.6%)
El Paso Corp.	594,430	4,655
Hess Corp.	32,520	1,744
		6,399
Financials (26.1%)
ACE Ltd.	107,147	5,670
Aspen Insurance Holdings Ltd.	161,751	3,923
CapitalSource, Inc. REIT	369,600	1,708
CIT Group, Inc.	402,538	1,828
Invesco Ltd.	222,930	3,219
KeyCorp	266,200	2,268
Marsh & McLennan Cos., Inc.	148,968	3,615
Northern Trust Corp.	89,476	4,665
Willis Group Holdings Ltd.	122,400	3,045
		29,941
Health Care (7.7%)
Beckman Coulter, Inc.	77,480	3,404
Brookdale Senior Living, Inc.	158,400	884
Health Management Associates, Inc., Class A (a)	113,874	204
Healthsouth Corp. (a)	394,668	4,326
		8,818
Industrials (13.2%)
Avery Dennison Corp.	111,500	3,649
Goodrich Corp.	83,830	3,103
Pentair, Inc.	192,920	4,567
Pitney Bowes, Inc.	149,010	3,797
		15,116
Information Technology (13.1%)
Diebold, Inc.	173,300	4,868
Flextronics International Ltd. (a)	571,187	1,462
Perot Systems Corp., Class A (a)	368,430	5,037
Zebra Technologies Corp., Class A (a)	182,392	3,695
		15,062
Materials (6.1%)
International Flavors & Fragrances, Inc.	81,671	2,427
Valspar Corp.	251,910	4,557
		6,984
Utilities (8.0%)
American Electric Power Co., Inc.	95,090	3,165
NRG Energy, Inc. (a)	90,500	2,111
Wisconsin Energy Corp.	94,340	3,960
		9,236
Total Common Stocks (Cost $156,719)		110,385

Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $5,839)(p)	5,839,308	5,839
Total Investments (101.3%) (Cost $162,558) +		116,224
Liabilities in Excess of Other Assets (-1.3%)		(1,506)
Net Assets (100%)		$114,718

(a)	Non-income producing security.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $36,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $22,580,000 and $22,809,000, respectively.

+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $162,558,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $46,334,000 of which $893,000 related to appreciated securities and $47,227,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Morgan Stanley Institutional Fund Trust

U.S. Small Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Auto & Transportation (6.6%)
AAR Corp. (a)	1,122,571	$20,667
Forward Air Corp.	307,600	7,465
UTI Worldwide, Inc.	487,500	6,991
		35,123
Consumer Discretionary (14.0%)
AFC Enterprises, Inc. (a)	608,400	2,853
Brink’s Co. (The)	260,400	7,000
Brink’s Home Security Holdings, Inc. (a)	292,400	6,409
Central Garden & Pet Co. (a)	423,464	2,481
Central Garden & Pet Co., Class A (a)	162,375	958
Cenveo, Inc. (a)	960,909	4,276
Copart, Inc. (a)	102,600	2,790
Denny’s Corp. (a)	2,513,480	5,002
Dolan Media Co. (a)	514,122	3,388
Maidenform Brands, Inc. (a)	372,219	3,778
MAXIMUS, Inc.	628,109	22,053
Scotts Miracle-Gro Co. (The), Class A	88,500	2,630
Snap-On, Inc.	77,200	3,040
Stage Stores, Inc.	540,495	4,459
Viad Corp.	159,403	3,944
		75,061
Consumer Staples (0.8%)
NBTY, Inc. (a)	272,200	4,260

Energy (2.5%)
Exterran Holdings, Inc. (a)	366,055	7,797
St. Mary Land & Exploration Co.	77,960	1,583
Superior Energy Services, Inc. (a)	251,630	4,009
		13,389
Financial Services (20.3%)
AerCap Holdings N.V. (a)	1,367,800	4,117
Amtrust Financial Services, Inc.	600,184	6,962
Argo Group International Holdings Ltd. (a)	327,600	11,112
Broadridge Financial Solutions, Inc.	400,000	5,016
Conseco, Inc. (a)	1,784,832	9,245
Employers Holdings, Inc.	512,145	8,450
Greenhill & Co., Inc.	51,900	3,621
Max Capital Group Ltd.	354,140	6,268
MB Financial, Inc.	88,705	2,479
Platinum Underwriters Holdings Ltd.	306,500	11,059
Potlatch Corp. REIT	185,427	4,823
ProAssurance Corp. (a)	245,618	12,964
Provident New York Bancorp.	459,635	5,700
Reinsurance Group of America, Inc.	240,100	10,281
Validus Holdings Ltd.	116,400	3,045
Wright Express Corp. (a)	291,400	3,672
		108,814
Health Care (12.4%)
Allscripts-Misys Healthcare Solutions, Inc.	917,900	9,106
Bio-Rad Laboratories, Inc., Class A (a)	123,734	9,319
Healthsouth Corp. (a)	1,056,422	11,578
Hill-Rom Holdings, Inc.	407,486	6,707
KV Pharmaceutical Co., Class A (a)	181,000	521
Perrigo Co.	340,483	11,001
PharMerica Corp. (a)	718,500	11,259
Valeant Pharmaceuticals International (a)	297,600	6,815
		66,306
Materials & Processing (13.6%)
Aecom Technology Corp. (a)	173,500	5,332
Albany International Corp.	197,600	2,537
CIRCOR International, Inc.	161,166	4,432
Corn Products International, Inc.	307,700	8,877
Cytec Industries, Inc.	229,075	4,861
Dayton Superior Corp. (a)	664,600	425
Orion Marine Group, Inc. (a)	400,630	3,870
Polypore International, Inc. (a)	477,284	3,608
Rock-Tenn Co., Class A	257,500	8,802
Silgan Holdings, Inc.	163,100	7,798
Stantec, Inc. (a)	340,606	8,413
Zep, Inc.	721,036	13,923
		72,878
Producer Durables (7.5%)
Actuant Corp., Class A	114,500	2,178
Belden, Inc.	498,798	10,415
Cognex Corp.	343,474	5,083
John Bean Technologies Corp.	542,200	4,430
Moog, Inc., Class A (a)	258,200	9,442
Spirit Aerosystems Holdings, Inc., Class A (a)	226,000	2,299
TAL International Group, Inc.	466,902	6,583
		40,430
Technology (12.2%)
Adtran, Inc.	200,900	2,989
Checkpoint Systems, Inc. (a)	583,600	5,743
Epicor Software Corp. (a)	339,600	1,630
Gartner, Inc. (a)	399,300	7,120
Informatica Corp. (a)	191,200	2,625
Microsemi Corp. (a)	446,900	5,649
MSC.Software Corp. (a)	943,120	6,300
Ness Technologies, Inc. (a)	680,902	2,914
Syniverse Holdings, Inc. (a)	1,257,350	15,013
Tekelec (a)	682,100	9,099
Zebra Technologies Corp. (a)	312,300	6,327
		65,409
Utilities (4.9%)
ALLETE, Inc.	168,100	5,425
Avista Corp.	394,221	7,640
Portland General Electric Co.	282,600	5,502
UGI Corp.	315,600	7,707
		26,274
Total Common Stocks (Cost $613,725)		507,944

Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $24,269)(p)	24,269,174	24,269
Total Investments (99.3%) (Cost $637,994) +		532,213
Other Assets in Excess of Liabilities (0.7%)		3,612
Net Assets (100%)		$535,825

(a)           Non-income producing security.

(p)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $97,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $59,092,000 and $73,069,000, respectively.

+                                         At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $637,994,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $105,781,000 of which $40,916,000 related to appreciated securities and $146,697,000 related to depreciated securities.

REIT                     Real Estate Investment Trust

Morgan Stanley Institutional Fund Trust

Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Consumer Discretionary (16.0%)
Comcast Corp., Class A	343,500	$5,798
Home Depot, Inc.	44,800	1,031
J.C. Penney Co., Inc.	36,000	709
Liberty Media Corp. - Entertainment, Class A (a)	84,200	1,472
Liberty Media Corp. - Interactive, Class A (a)	124,600	389
Lowe’s Cos., Inc.	53,100	1,143
Macy’s, Inc.	77,300	800
News Corp., Class B	167,800	1,608
Time Warner, Inc.	422,200	4,247
Viacom, Inc., Class B (a)	240,150	4,577
		21,774
Consumer Staples (15.6%)
Altria Group, Inc.	55,600	837
Cadbury plc ADR	96,492	3,442
Coca-Cola Co. (The)	58,100	2,630
CVS Caremark Corp.	47,200	1,356
Dr. Pepper Snapple Group, Inc. (a)	44,344	721
Kimberly-Clark Corp.	8,600	454
Kraft Foods, Inc.	124,150	3,333
Philip Morris International, Inc.	28,800	1,253
Sara Lee Corp.	71,100	696
Unilever N.V. (NY Shares)	110,700	2,718
Wal-Mart Stores, Inc.	67,100	3,762
		21,202
Energy (3.0%)
BP plc ADR	11,000	514
ConocoPhillips	19,900	1,031
Halliburton Co.	81,600	1,484
Total S.A. ADR	17,800	984
		4,013
Financials (22.1%)
Aflac, Inc.	13,300	610
Bank of America Corp.	221,100	3,113
Bank of New York Mellon Corp. (The)	130,046	3,684
Barclays plc ADR	10,100	99
Berkshire Hathaway, Inc., Class B (a)	450	1,446
Chubb Corp.	135,780	6,925
Goldman Sachs Group, Inc. (The)	6,000	506
JPMorgan Chase & Co.	97,700	3,080
Merrill Lynch & Co., Inc.	21,200	247
MetLife, Inc.	45,200	1,576
PNC Financial Services Group, Inc.	27,100	1,328
Torchmark Corp.	28,200	1,261
Travelers Cos., Inc. (The)	61,715	2,789
U.S. Bancorp	38,700	968
Wells Fargo & Co.	81,000	2,388
		30,020
Health Care (16.6%)
Abbott Laboratories	19,700	1,051
Boston Scientific Corp. (a)	160,900	1,245
Bristol-Myers Squibb Co.	215,700	5,015
Cardinal Health, Inc.	68,400	2,358
Eli Lilly & Co.	41,400	1,667
GlaxoSmithKline plc ADR	15,200	566
Pfizer, Inc.	159,600	2,827
Roche Holding AG ADR	11,300	865
Schering-Plough Corp.	198,100	3,374
UnitedHealth Group, Inc.	26,500	705
WellPoint, Inc. (a)	16,400	691
Wyeth	56,600	2,123
		22,487
Industrials (3.5%)
Emerson Electric Co.	24,300	889
General Electric Co.	222,400	3,603
Southwest Airlines Co.	22,500	194
		4,686
Information Technology (10.0%)
Cisco Systems, Inc. (a)	63,100	1,029
Computer Sciences Corp. (a)	21,827	767
Dell, Inc. (a)	192,500	1,971
eBay, Inc. (a)	195,300	2,726
Flextronics International Ltd. (a)	52,500	134
Hewlett-Packard Co.	34,400	1,248
Intel Corp.	67,100	984
International Business Machines Corp.	20,600	1,734
KLA-Tencor Corp. (c)	38,200	832
Microsoft Corp.	39,700	772

	Shares	Value (000)
Information Technology (cont’d)
Telefonaktiebolaget LM Ericsson ADR	73,300	$573
Western Union Co. (The)	21,500	308
Yahoo!, Inc. (a)	41,200	503
		13,581
Materials (4.8%)
Alcoa, Inc.	93,000	1,047
E.I. du Pont de Nemours & Co.	60,700	1,536
International Paper Co.	337,623	3,984
		6,567
Telecommunication Services (5.5%)
AT&T, Inc.	91,700	2,614
Verizon Communications, Inc.	143,900	4,878
		7,492
Total Common Stocks (Cost $172,318)		131,822

Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	126,439	126

Face Amount
(000)
Repurchase Agreement (0.0%)
Goldman Sachs & Co., 0.06%, dated 12/31/08, due 1/2/09, repurchase price $31; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% - 6.00%, due 11/1/19 - 12/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.00% - 7.00%, due 9/1/18 - 1/1/39; Government National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% - 11.50%, due 11/15/16 - 12/15/38, valued at $32.	$31	$31
157

	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (p)	4,977,915	4,978
Total Short-Term Investments (Cost $5,135)		5,135
Total Investments (100.9%) (Cost $177,453) — Including $153 of Securities Loaned +		136,957
Liabilities in Excess of Other Assets (-0.9%)		(1,155)
Net Assets (100%)		$135,802

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at December 31, 2008. At December 31, 2008, the Portfolio had loaned securities with a total value of $153,000. This was secured by collateral of $157,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(p)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio and Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Funds”), open end management companies managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. The Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and adminitration fees paid by the Liquidity Funds. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $18,000. During the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Funds were $6,975,000 and $11,681,000, respectively.

+                                         At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $177,453,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $40,496,000 of which $4,335,000 related to appreciated securities and $44,831,000 related to depreciated securities.

ADR                     American Depositary Receipt

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (94.3%)
Agency Adjustable Rate Mortgages (1.5%)
Federal National Mortgage Association,
Conventional Pools:
4.96%, 7/1/36	$776	$732
4.97%, 7/1/36	995	940
Government National Mortgage Association,
Various Pools:
4.63%, 8/20/25 - 9/20/27	81	80
5.38%, 2/20/25 - 6/20/25	389	392
		2,144
Agency Fixed Rate Mortgages (51.2%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/12 - 11/1/20	10	12
11.50%, 8/1/19	14	16
Gold Pools:
5.50%, 5/1/37 - 10/1/37	9,066	9,291
6.00%, 5/1/37 - 2/1/38	11,518	11,880
6.50%, 2/1/29 - 4/1/29	81	85
7.50%, 2/1/30 - 11/1/31	234	249
8.00%, 10/1/29 - 10/1/31	125	132
8.50%, 3/1/30	35	38
10.00%, 6/1/17 - 3/1/21	51	57
January TBA:
4.50%, 1/15/39(i)	2,690	2,726
5.00%, 1/15/39(i)	5,525	5,647
5.50%, 1/15/39(i)	5,335	5,461
6.50%, 1/15/39(i)	2,100	2,181
Federal National Mortgage Association,
Conventional Pools:
5.00%, 8/1/37	4,044	4,135
5.50%, 4/1/34	393	404
6.50%, 7/1/29 - 10/1/38	2,589	2,699
7.00%, 10/1/31 - 12/1/31	6	7
7.50%, 7/1/29 - 6/1/32	374	396
8.00%, 11/1/29 - 6/1/31	298	316
8.50%, 5/1/23 - 7/1/31	313	339
9.00%, 4/1/26	226	246
9.50%, 2/1/20 - 8/1/21	131	144
10.00%, 8/1/18	3	3
10.50%, 11/1/10 - 10/1/18	13	15
11.00%, 9/1/19 - 9/1/20	28	33
11.50%, 11/1/19	26	30
January TBA:
4.00%, 1/25/39(i)	1,475	1,477
4.50%, 1/25/24 - 1/25/39(i)	13,390	13,625
5.00%, 1/25/24 - 1/25/39(i)	10,600	10,854
Government National Mortgage Association,
Various Pools:
10.00%, 9/15/18 - 4/15/20	19	22
10.50%, 11/15/14 - 7/15/21	21	23
11.00%, 12/15/09 - 9/15/10	1	1
11.50%, 4/15/13 - 8/15/13	20	23
12.00%, 12/15/12 - 3/15/14	6	7
		72,574
Asset Backed Securities (2.5%)
Capital Auto Receivables Asset Trust,
1.21%, 4/15/11(h)	900	860
1.26%, 7/15/10(h)	761	710
4.98%, 5/15/11	749	736
Capital One Auto Finance Trust,
5.07%, 7/15/11	430	418
GS Auto Loan Trust,
5.37%, 12/15/10	516	512
Hertz Vehicle Financing LLC,
4.93%, 2/25/10(e)	275	273
		3,509
Collateralized Mortgage Obligations — Agency Collateral Series (1.0%)
Federal Home Loan Mortgage Corp.,
IO
8.00%, 1/1/28(d)	36	5
IO REMIC
5.00%, 12/15/16(d)	695	32
Federal National Mortgage Association,
Inv Fl IO REMIC
6.59%, 2/17/31(d)	260	21
Inv Fl REMIC
0.53%, 12/25/36	922	813
IO REMIC
1.18%, 4/25/36(d)	3,919	30
6.00%, 8/25/32(d)	56	1
6.50%, 2/25/33(d)	146	14
REMIC
5.00%, 6/25/35	483	482
Government National Mortgage Association,
Inv Fl IO
6.54%, 9/16/31(d)	51	4
6.91%, 12/16/25(d)	345	35
6.94%, 9/16/27(d)	165	16
7.56%, 8/16/29(d)	77	7
7.99%, 9/20/30(d)	57	6
		1,466
Commercial Mortgage Backed Securities (0.8%)
Banc of America Commercial Mortgage, Inc.,
5.75%, 2/10/51(h)	400	290
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10(d)(l)	— @	— @
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	275	210
GS Mortgage Securities Corp. II,
5.80%, 8/10/45(h)	875	638
		1,138
Finance (7.2%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	100	91
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	645	555
Bank of America Corp.,
5.75%, 12/1/17	1,105	1,105
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	300	299
5.13%, 8/27/13	200	204
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	345	359
7.25%, 2/1/18	205	225
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	340	350
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	355	141
Chubb Corp.,
5.75%, 5/15/18	60	58
Citigroup, Inc.,
5.88%, 5/29/37(c)	340	341
6.13%, 11/21/17 - 5/15/18	370	375
Credit Suisse USA, Inc.,
5.13%, 8/15/15	85	77
Credit Suisse, New York,
5.00%, 5/15/13	80	77
6.00%, 2/15/18	215	198

	Face Amount (000)	Value (000)
Finance (cont’d)
Farmers Insurance Exchange,
8.63%, 5/1/24(e)	$475	$318
General Electric Capital Corp.,
5.63%, 5/1/18	100	101
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	510	491
6.75%, 10/1/37(c)	510	415
HBOS plc,
6.75%, 5/21/18(e)	340	300
HSBC Finance Corp.,
6.38%, 10/15/11	190	187
6.75%, 5/15/11	235	234
JPMorgan Chase & Co.,
4.75%, 5/1/13	390	385
Nationwide Building Society,
4.25%, 2/1/10(e)	335	332
NYSE Euronext,
4.80%, 6/28/13	135	131
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	172
Popular North America, Inc.,
5.65%, 4/15/09	310	307
Prudential Financial, Inc.,
6.63%, 12/1/37	225	154
Sovereign Bancorp,
1.73%, 3/23/10(h)	635	564
Travelers Cos., Inc. (The),
5.80%, 5/15/18	175	169
Two-Rock Pass Through Trust,
3.23%, (e)(h)(o)	315	7
UBS AG,
5.88%, 12/20/17	135	124
Wachovia Capital Trust III,
5.80%, (h)(o)	550	325
Wachovia Corp.,
5.50%, 5/1/13	100	99
Wells Fargo & Co.,
5.63%, 12/11/17	485	507
Xlliac Global Funding,
4.80%, 8/10/10(e)	580	406
		10,183
Industrials (12.4%)
America West Airlines LLC,
7.10%, 4/2/21	528	328
Amgen, Inc.,
5.85%, 6/1/17	220	228
ArcelorMittal,
6.13%, 6/1/18	220	151
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	180	178
AstraZeneca plc,
5.90%, 9/15/17	235	250
AT&T Corp.,
8.00%, 11/15/31	70	88
AT&T, Inc.,
6.15%, 9/15/34	200	206
6.30%, 1/15/38	435	462
BAT International Finance plc,
9.50%, 11/15/18(e)	245	273
Baxter International, Inc.,
4.63%, 3/15/15	95	96
Biogen Idec, Inc.,
6.88%, 3/1/18	165	161
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	255	265
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	215	89
7.13%, 6/15/12	360	222
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	265	266
Canadian National Railway Co.,
5.55%, 5/15/18	115	115
Comcast Corp.,
5.70%, 5/15/18	360	338
ConAgra Foods, Inc.,
8.25%, 9/15/30	285	313
ConocoPhillips,
5.20%, 5/15/18	265	258
Covidien International Finance S.A.,
6.00%, 10/15/17	185	183
CVS Caremark Corp.,
5.75%, 6/1/17	80	75
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	439	267
Daimler Finance North America LLC,
8.50%, 1/18/31	215	158
Delhaize America, Inc.,
9.00%, 4/15/31	100	101
Dell, Inc.,
5.65%, 4/15/18(c)	155	139
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	145	179
Devon Financing Corp. ULC,
7.88%, 9/30/31	175	193
Diageo Capital plc,
7.38%, 1/15/14	265	283
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18(e)	190	188
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	190	200
France Telecom S.A.,
8.50%, 3/1/31	315	397
General Electric Co.,
5.25%, 12/6/17	1,335	1,333
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	195	205
Grupo Televisa S.A.,
6.00%, 5/15/18	220	186
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	200	108
Hewlett-Packard Co.,
5.50%, 3/1/18(c)	90	91
Home Depot, Inc.,
5.40%, 3/1/16	315	282
Honeywell International, Inc.,
5.30%, 3/1/18	175	179
International Business Machines Corp.,
7.63%, 10/15/18	200	240
8.00%, 10/15/38	100	134
John Deere Capital Corp.,
5.75%, 9/10/18	200	195
KLA-Tencor Corp.,
6.90%, 5/1/18	250	189
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	315	291
Kraft Foods, Inc.,
6.13%, 8/23/18	225	222
6.75%, 2/19/14	45	47
Kroger Co. (The),
5.00%, 4/15/13	150	145
6.40%, 8/15/17	50	50
LG Electronics, Inc.,
5.00%, 6/17/10(e)	175	155

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Marathon Oil Corp.,
5.90%, 3/15/18	$195	$163
6.00%, 10/1/17	150	128
Medco Health Solutions, Inc.,
7.13%, 3/15/18	270	250
Monsanto Co.,
5.13%, 4/15/18(c)	105	110
Oracle Corp.,
5.75%, 4/15/18	215	225
Parker Hannifin Corp.,
5.50%, 5/15/18(c)	60	58
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(c)(e)	130	110
Petro-Canada,
6.05%, 5/15/18	150	124
Philip Morris International, Inc.,
5.65%, 5/16/18	175	174
Procter & Gamble Co.,
4.60%, 1/15/14	400	420
Questar Market Resources, Inc.,
6.80%, 4/1/18	225	217
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	165	121
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	110
Telecom Italia Capital S.A.,
4.00%, 1/15/10	300	276
7.00%, 6/4/18	265	215
Telefonica Europe B.V.,
8.25%, 9/15/30	350	411
Time Warner Cable, Inc.,
6.75%, 7/1/18	265	255
8.75%, 2/14/19	200	218
Time Warner, Inc.,
5.88%, 11/15/16	300	269
Tyco Electronics Group S.A.,
5.95%, 1/15/14	490	425
Union Pacific Corp.,
7.88%, 1/15/19	210	240
UnitedHealth Group, Inc.,
6.00%, 2/15/18(c)	185	171
Verizon Communications, Inc.,
5.50%, 2/15/18	415	400
8.95%, 3/1/39	145	188
Viacom, Inc.,
6.88%, 4/30/36	300	238
Vivendi,
6.63%, 4/4/18(e)	300	243
Vodafone Group plc,
5.63%, 2/27/17(c)	65	61
Walgreen Co.,
4.88%, 8/1/13	150	155
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	235	242
Weatherford International Ltd.,
6.00%, 3/15/18(c)	190	160
Wyeth,
5.45%, 4/1/17	130	132
5.50%, 2/15/16(c)	40	41
Xerox Corp.,
6.35%, 5/15/18	230	180
XTO Energy, Inc.,
5.50%, 6/15/18	170	154
		17,586
Mortgages - Other (0.0%)
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47(d)(e)	27	— @
Washington Mutual Alternative Mortgage Pass Through Certificates,
0.76%, 11/25/46(d)(h)	577	50
		50
Sovereign (0.5%)
Federative Republic of Brazil,
6.00%, 1/17/17(c)	435	451
Korea Railroad Corp.,
5.38%, 5/15/13(e)	230	193
		644
U.S. Agency Securities (1.5%)
Federal Home Loan Mortgage Corp.,
5.13%, 11/17/17	780	905
Federal National Mortgage Association,
5.00%, 5/11/17	600	686
5.38%, 6/12/17	500	585
		2,176
U.S. Treasury Securities (13.4%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	17,165	11,581
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	5,025	3,262
U.S. Treasury Bonds,
8.75%, 5/15/17	285	420
8.88%, 8/15/17 - 2/15/19(c)	1,211	1,828
9.00%, 11/15/18	742	1,146
9.13%, 5/15/18(c)	114	176
U.S. Treasury Note,
3.75%, 11/15/18(c)	489	554
		18,967
Utilities (2.3%)
Alabama Power Co.,
5.80%, 11/15/13	105	109
Carolina Power & Light Co.,
5.13%, 9/15/13	255	256
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	95
7.88%, 4/1/13	85	79
E.ON International Finance B.V.,
5.80%, 4/30/18(e)	260	244
Equitable Resources, Inc.,
6.50%, 4/1/18	85	80
Georgia Power Co.,
6.00%, 11/1/13	75	79
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	220	188
Nisource Finance Corp.,
2.72%, 11/23/09(h)	55	50
6.80%, 1/15/19	170	107
Ohio Edison Co.,
6.40%, 7/15/16	225	202
Ohio Power Co.,
6.00%, 6/1/16	395	378
Peco Energy Co.,
5.35%, 3/1/18	160	153
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	390	259
PPL Energy Supply LLC,
6.30%, 7/15/13(c)	165	153
Public Service Electric & Gas Co.,
5.00%, 1/1/13	230	225
Texas Eastern Transmission LP,
7.00%, 7/15/32	200	185
Union Electric Co.,
6.70%, 2/1/19	205	187

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
Virginia Electric and Power Co.,
8.88%, 11/15/38	$175	$222
		3,251
Total Fixed Income Securities (Cost $134,849)		133,688

	No. of
	Contracts
Call Options Purchased (0.3%)
90 Day EuroDollar Call @ $97.75, expiring 3/15/10 (Cost $134) (a)	148	344

	Shares
Short-Term Investments (33.9%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	3,559,943	3,560

	Face Amount
	(000)
Repurchase Agreement (0.6%)
Goldman Sachs & Co., 0.06%, dated 12/31/08, due 1/2/09, repurchase price $875; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% - 6.00%, due 11/1/19 - 12/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.00% - 7.00%, due 9/1/18 - 1/1/39; Government National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% - 11.50%, due 11/15/16 - 12/15/38, valued at $892.	$874	874
		4,434

	Shares
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	4,213,396	4,213

	Face Amount
	(000)
U.S. Agency Securities (16.7%)
Federal Home Loan Mortgage Corp.,
0.10%, 2/23/09(t)	$7,200	7,201
0.50%, 1/13/09(t)	5,500	5,500
Federal National Mortgage Association,
0.58%, 1/20/09(t)	6,000	6,000
0.80%, 1/26/09(t)	5,000	5,000
		23,701
U.S. Treasury Securities (11.1%)
U.S. Treasury Bills,
0.002%, 1/15/09(c)(j)(r)	4,100	4,100
0.08%, 5/15/09(c)(r)	3,300	3,299
0.10%, 1/8/09(c)(r)	8,300	8,300
		15,699
Total Short-Term Investments (Cost $48,036)		48,047
Total Investments (128.5%) (Cost $183,019) — Including $13,034 of Securities Loaned +		182,079
Liabilities in Excess of Other Assets (-28.5%)		(40,366)
Net Assets (100%)		$141,713

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2008. At December 31, 2008, the Portfolio had loaned securities with a total value of $13,034,000. This was secured by collateral of $4,434,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $8,893,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)

At December 31, 2008, the Portfolio held fair valued securities valued at approximately $220,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at December 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2008.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $35,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $73,147,000 and $81,539,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $183,019,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $940,000 of which $4,369,000 related to appreciated securities and $5,309,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2008.
IO	Interest Only

REMIC   Real Estate Mortgage Investment Conduit

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TBA       To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

		Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
	Long:
	U.S. Treasury 2 yr. Note	80	$17,445	Mar-09	$122
	U.S. Treasury Long Bond	71	9,801	Mar-09	853
	Short:
	U.S. Treasury 5 yr. Note	160	19,048	Mar-09	(242)
	U.S. Treasury 10 yr. Note	4	503	Mar-09	4
	5 yr. Swap	23	2,711	Mar-09	8
					$745
	Options Written:
The Portfolio had the following option(s) written open at period end:
				Premiums
			Number of	Received	Value
			Contracts	(000)	(000)
	Call Option Written:
	90 Day EuroDollar Call @ $98.25, expiring 3/15/10		148	$74	$214

	Credit Default Swap Contracts
The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
JPMorgan Chase Nordstrom, Inc., 6.95%, 3/15/28	Buy	$220	1.07%	3/20/18	$48

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
	3 Month LIBOR	Pay	2.58%	12/3/13	$5,500	$109
	3 Month LIBOR	Pay	4.78	10/10/16	32,252	2,352
	3 Month LIBOR	Pay	5.37	2/12/18	7,668	782
	3 Month LIBOR	Pay	5.07	4/14/18	5,630	497
	3 Month LIBOR	Pay	4.98	4/15/18	3,290	278
	3 Month LIBOR	Receive	4.67	8/4/18	9,450	(1,846)
	3 Month LIBOR	Receive	5.15	8/26/18	10,200	(910)
	3 Month LIBOR	Receive	5.08	9/3/18	32,153	(2,771)
	3 Month LIBOR	Receive	5.82	2/12/23	9,845	(865)

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America (cont’d)
	3 Month LIBOR	Receive	5.47%	4/14/23	$7,205	$(536)
	3 Month LIBOR	Receive	5.38	4/15/23	3,755	(267)
	3 Month LIBOR	Pay	5.34	8/26/23	13,050	895
	3 Month LIBOR	Pay	5.28	9/3/23	41,200	2,732
	3 Month LIBOR	Receive	4.24	10/10/38	7,320	(2,199)
Citigroup
	3 Month LIBOR	Pay	3.77	4/24/13	10,500	741
	3 Month LIBOR	Pay	5.33	5/22/17	7,800	1,717
	3 Month LIBOR	Pay	5.37	5/23/17	7,800	1,738
	3 Month LIBOR	Pay	5.34	5/24/17	6,800	1,499
	3 Month LIBOR	Pay	5.24	9/27/17	5,000	1,156
	3 Month LIBOR	Receive	5.29	9/28/17	6,000	(1,412)
	3 Month LIBOR	Receive	5.00	11/13/17	2,000	(406)
	3 Month LIBOR	Receive	4.73	12/27/17	4,275	(776)
	3 Month LIBOR	Pay	4.47	1/10/18	4,000	682
Goldman Sachs
	3 Month LIBOR	Pay	5.63	2/28/18	21,380	2,410
	3 Month LIBOR	Receive	6.04	2/25/23	27,435	(2,621)
JPMorgan Chase
	3 Month LIBOR	Pay	4.07	5/6/13	14,560	1,249
	3 Month LIBOR	Pay	4.27	6/2/13	5,185	488
	3 Month LIBOR	Pay	5.37	5/23/17	3,300	736
	3 Month LIBOR	Receive	5.23	9/27/17	5,100	(1,177)
	3 Month LIBOR	Receive	5.30	9/28/17	5,550	(1,311)
	3 Month LIBOR	Receive	5.01	11/13/17	3,000	(613)
	3 Month LIBOR	Pay	4.48	1/8/18	3,500	601
	3 Month LIBOR	Receive	4.62	2/22/18	4,500	(840)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	4,385	374
	3 Month LIBOR	Receive	5.40	4/15/23	5,275	(378)
						$2,108

LIBOR — London Inter Bank Offer Rate

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

	Notional Amount		Termination	Unrealized Appreciation (Depreciation)
Swap Counterparty	(000)	Receive	Date	(000)
Barclays Capital
	$4,090	3 Month LIBOR	11/15/19	$(831)
	2,775	3 Month LIBOR	11/15/21	(685)
JPMorgan Chase
	2,139	3 Month LIBOR	5/15/21	(527)
	3,720	3 Month LIBOR	11/15/21	(881)
				$(2,924)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (100.0%)
Agency Adjustable Rate Mortgages (2.3%)
Federal National Mortgage Association,
Conventional Pools:
4.96%, 7/1/36	$9,179		$8,662
4.97%, 7/1/36	2,213		2,089
4.98%, 4/1/36	8,507		8,065
Government National Mortgage Association,
Various Pools:
4.63%, 7/20/25 - 9/20/27	666		657
5.13%, 10/20/25 - 11/20/25	27		27
5.38%, 1/20/25 - 6/20/25	6,807		6,829
			26,329
Agency Fixed Rate Mortgages (51.8%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 1/1/37	237		243
10.00%, 10/1/10 - 11/1/20	857		973
10.50%, 9/1/09 - 10/1/20	147		166
11.00%, 12/1/10 - 9/1/20	188		216
11.25%, 10/1/11 - 12/1/15	82		93
11.50%, 1/1/11 - 12/1/11	1		1
11.75%, 4/1/19	5		5
12.00%, 10/1/09 - 2/1/15	4		5
13.00%, 6/1/19	2		2
14.75%, 3/1/10	—	@	—	@
Gold Pools:
4.50%, 5/1/23	11,610		11,891
5.00%, 1/1/37	21,001		21,494
5.50%, 1/1/37 - 10/1/37	83,525		85,599
6.00%, 4/1/36 - 10/1/38	77,223		79,648
6.50%, 3/1/16 - 8/1/33	1,180		1,234
7.00%, 6/1/28 - 11/1/31	298		313
7.50%, 8/1/17 - 10/1/32	2,759		2,926
8.00%, 1/1/30 - 12/1/31	1,332		1,417
8.50%, 3/1/20 - 8/1/31	2,100		2,268
9.00%, 7/1/17	370		403
9.50%, 1/1/21 - 12/1/22	388		429
10.00%, 6/1/17 - 3/1/21	278		318
10.50%, 12/1/20 - 4/1/21	116		133
January TBA:
4.50%, 1/15/39(i)	22,145		22,443
5.00%, 1/15/39(i)	30,557		31,230
5.50%, 1/15/39(i)	31,118		31,852
Federal National Mortgage Association,
Conventional Pools:
5.00%, 4/1/36 - 11/1/37	32,913		33,649
5.50%, 6/1/35 - 8/1/37	547		561
6.00%, 1/1/38 - 5/1/38	27,962		28,823
6.50%, 11/1/23 - 1/1/38	59,448		61,928
7.00%, 11/1/13 - 1/1/34	2,152		2,276
7.50%, 7/1/27 - 8/1/37	4,410		4,663
8.00%, 2/1/12 - 9/1/32	3,514		3,731
8.50%, 1/1/15 - 9/1/31	4,440		4,805
9.00%, 9/1/17 - 1/1/22	493		537
9.50%, 11/1/13 - 4/1/30	3,223		3,546
10.00%, 9/1/10 - 10/1/25	395		441
10.50%, 5/1/12 - 7/1/25	496		568
11.00%, 7/1/20 - 11/1/20	65		71
11.50%, 1/1/13 - 11/1/15	20		22
12.00%, 11/1/15	125		144
12.50%, 9/1/15 - 2/1/16	15		17
January TBA:
4.00%, 1/25/38(i)	11,775		11,794
4.50%, 1/25/38(i)	58,550		59,355
5.00%, 1/25/39(i)	39,000		39,822
5.50%, 1/25/39(i)	22,809		23,383
6.00%, 1/25/38(i)	11,000		11,325
Government National Mortgage Association,
Various Pools:
9.50%, 8/15/09 - 9/15/09	5		5
10.00%, 11/15/09 - 9/15/20	63		69
10.50%, 9/15/15 - 3/15/21	219		246
11.00%, 12/15/09 - 11/20/19	160		178
11.50%, 4/15/13 - 11/15/15	65		75
12.00%, 3/15/11 - 5/15/15	37		43
12.50%, 6/15/10	3		3
			587,382
Asset Backed Securities (3.1%)
Capital Auto Receivables Asset Trust,
1.21%, 4/15/11(h)	14,725		14,070
1.26%, 7/15/10 - 5/15/11(h)	17,879		16,994
Citigroup Mortgage Loan Trust, Inc.,
0.88%, 10/25/34(h)	34		28
Contimortgage Home Equity Trust,
8.10%, 8/15/25	72		61
First Franklin Mortgage Loan Asset Backed Certificates,
0.52%, 7/25/36(h)	1,335		1,295
Mid-State Trust,
8.33%, 4/1/30	60		53
Residential Asset Mortgage Products, Inc.,
0.54%, 6/25/29(h)	2,813		2,694
			35,195
Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
6.31%, 8/15/30(d)	170		12
IO
7.50%, 12/1/29(d)	301		40
8.00%, 1/1/28 - 6/1/31(d)	2,134		295
PAC REMIC
9.50%, 4/15/20	2		3
Federal National Mortgage Association,
Inv Fl IO REMIC
7.67%, 10/18/30(d)	1,951		166
8.03%, 7/25/30(d)	3,180		281
79.03%, 9/25/22(d)	75		77
IO
6.50%, 12/25/29(d)	5,898		661
8.00%, 4/1/24 - 6/1/30(d)	4,024		570
8.50%, 10/1/25(d)	227		30
9.00%, 11/1/26(d)	353		50
IO PAC REMIC
8.00%, 9/18/27(d)	1,188		179
IO REMIC
1.18%, 4/25/36(d)	45,458		341
6.00%, 8/25/32 - 7/25/33(d)	3,711		288
6.50%, 2/25/33 - 6/25/33(d)	7,292		777
REMIC
7.00%, 9/25/32	2,636		2,764
61.63%, 9/25/20(h)	40		73
Government National Mortgage Association,
Inv Fl IO
7.11%, 5/16/31(d)	5,121		527
7.16%, 8/16/31(d)	1,652		156
			7,290
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.0%)
Bear Stearns Structured Products, Inc.,
IO
Zero Coupon, 3/27/36 - 4/25/37(d)(e)(l)	622,643		62
0.01%, 5/27/36 - 6/26/36(d)(e)(l)	296,470		30

	Face Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (cont’d)
Countrywide Alternative Loan Trust,
IO
0.02%, 2/25/47(d)(l)	$132,865	$13
0.02%, 5/25/47(d)(e)(l)	52,235	5
Harborview NIM Corp.,
IO
0.02%, 12/15/36(d)(l)	4,235	—	@
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	2	1
Residential Accredit Loans, Inc.,
IO
0.04%, 3/25/47-5/25/47(d)(h)(l)	250,037	25
		136
Commercial Mortgage Backed Securities (0.8%)
Banc of America Commercial Mortgage, Inc.,
5.75%, 2/10/51(h)	3,269	2,366
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	2,365	1,807
GS Mortgage Securities Corp. II,
5.80%, 8/10/45(h)	6,900	5,029
		9,202
Finance (7.4%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	875	795
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	3,792	3,262
American Express Credit Corp.,
7.30%, 8/20/13(c)	2,425	2,485
Bank of America Corp.,
5.75%, 12/1/17	4,725	4,726
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	2,315	2,304
5.13%, 8/27/13	1,460	1,493
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17	3,275	3,123
7.25%, 2/1/18	2,320	2,546
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	2,555	2,631
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	740	694
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	4,980	1,983
Chubb Corp.,
5.75%, 5/15/18	475	457
Citigroup, Inc.,
5.88%, 5/29/37	2,815	2,823
Credit Suisse USA, Inc.,
5.13%, 8/15/15	690	628
Credit Suisse, New York,
5.00%, 5/15/13	630	607
6.00%, 2/15/18	1,680	1,545
Farmers Exchange Capital,
7.05%, 7/15/28(e)	100	61
Farmers Insurance Exchange,
8.63%, 5/1/24(e)	5,175	3,464
General Electric Capital Corp.,
5.63%, 5/1/18(c)	2,645	2,669
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	4,370	4,207
6.75%, 10/1/37(c)	3,845	3,130
HBOS plc,
6.75%, 5/21/18(e)	2,800	2,468
HSBC Finance Corp.,
5.88%, 2/1/09	4,615	4,614
6.75%, 5/15/11	735	732
JPMorgan Chase & Co.,
6.00%, 1/15/18	2,460	2,601
Merrill Lynch Co., Inc.,
6.88%, 4/25/18	4,240	4,443
Metlife, Inc.,
6.13%, 12/1/11	45	45
6.82%, 8/15/18	1,755	1,674
Nationwide Building Society,
4.25%, 2/1/10(e)	2,595	2,569
NYSE Euronext,
4.80%, 6/28/13	1,355	1,316
Pelican Homestead and Savings Association,
9.36%, 10/1/07(d)(l)	16	16
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	3,015	1,960
Prudential Financial, Inc.,
6.63%, 12/1/37	1,840	1,258
SLM Corp.,
4.00%, 1/15/10	1,115	1,010
Travelers Cos., Inc. (The),
5.80%, 5/15/18	1,445	1,394
Two-Rock Pass Through Trust,
3.23%, (e)(h)(o)	2,930	62
UBS AG,
5.88%, 12/20/17	1,100	1,012
Wachovia Capital Trust III,
5.80%, (h)(o)	6,060	3,577
Wachovia Corp.,
5.50%, 5/1/13	1,095	1,084
Wells Fargo & Co.,
5.63%, 12/11/17	3,485	3,642
Xlliac Global Funding,
4.80%, 8/10/10(e)	4,560	3,193
		84,303
Industrials (15.0%)
Amgen, Inc.,
5.85%, 6/1/17	1,730	1,790
ArcelorMittal,
6.13%, 6/1/18	1,620	1,111
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	1,330	1,311
AstraZeneca plc,
5.90%, 9/15/17	1,555	1,655
AT&T Corp.,
8.00%, 11/15/31	3,105	3,912
AT&T, Inc.,
6.15%, 9/15/34	2,300	2,372
BAT International Finance plc,
9.50%, 11/15/18(e)	1,865	2,077
Baxter International, Inc.,
4.63%, 3/15/15	695	699
Biogen Idec, Inc.,
6.88%, 3/1/18	1,620	1,585
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	1,835	1,903
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,605	666
7.13%, 6/15/12	3,255	2,002
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	1,970	1,974
Canadian National Railway Co.,
5.55%, 5/15/18	940	940
Comcast Corp.,
5.70%, 5/15/18	3,145	2,955
ConAgra Foods, Inc.,
7.00%, 10/1/28	670	659

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
8.25%, 9/15/30	$1,205	$1,325
ConocoPhillips,
5.20%, 5/15/18	1,980	1,931
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,374
4.80%, 2/17/09	2,330	2,325
Cooper U.S., Inc.,
5.25%, 11/15/12	1,955	1,976
Covidien International Finance S.A.,
6.00%, 10/15/17	1,590	1,571
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	3,610	2,201
Daimler Finance North America LLC,
7.20%, 9/1/09	25	24
8.50%, 1/18/31	1,790	1,312
Delhaize America, Inc.,
9.00%, 4/15/31	2,756	2,794
Dell, Inc.,
5.65%, 4/15/18(c)	1,280	1,148
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	1,160	1,434
Devon Financing Corp. ULC,
7.88%, 9/30/31	1,535	1,695
Diageo Capital plc,
7.38%, 1/15/14	2,540	2,709
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18(e)	1,585	1,566
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	1,320	1,389
Echostar DBS Corp.,
6.38%, 10/1/11(c)	1,610	1,501
6.63%, 10/1/14	545	457
FBG Finance Ltd.,
5.13%, 6/15/15(e)	2,225	1,836
Fiserve, Inc.,
6.80%, 11/20/17(c)	3,015	2,675
France Telecom S.A.,
8.50%, 3/1/31	2,425	3,053
Gaz Capital S.A.,
6.51%, 3/7/22(e)	575	345
General Electric Co.,
5.25%, 12/6/17	8,235	8,224
General Mills, Inc.,
5.25%, 8/15/13	1,120	1,128
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	1,555	1,636
Grupo Televisa S.A.,
6.00%, 5/15/18	1,450	1,227
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	1,645	889
Hewlett-Packard Co.,
5.50%, 3/1/18(c)	735	743
Home Depot, Inc.,
5.40%, 3/1/16	2,515	2,254
Honeywell International, Inc.,
5.30%, 3/1/18	1,295	1,324
Hospira, Inc.,
1.95%, 3/30/10(h)	3,845	3,752
International Business Machines Corp.,
7.63%, 10/15/18	1,200	1,442
8.00%, 10/15/38	700	935
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14(c)	2,365	1,064
John Deere Capital Corp.,
5.75%, 9/10/18	1,360	1,326
KLA-Tencor Corp.,
6.90%, 5/1/18	2,005	1,519
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	2,340	2,160
Kraft Foods, Inc.,
6.13%, 8/23/18	1,865	1,842
6.75%, 2/19/14	325	338
Kroger Co. (The),
6.40%, 8/15/17	1,495	1,510
LG Electronics, Inc.,
5.00%, 6/17/10(e)	1,830	1,626
Marathon Oil Corp.,
5.90%, 3/15/18	1,050	878
6.00%, 10/1/17	1,350	1,153
Medco Health Solutions, Inc.,
7.13%, 3/15/18	2,160	1,999
MGM Mirage,
6.00%, 10/1/09	2,075	1,992
13.00%, 11/15/13(c)(e)	1,430	1,369
Monsanto Co.,
5.13%, 4/15/18(c)	840	883
Oracle Corp.,
5.75%, 4/15/18	1,915	2,007
Parker Hannifin Corp.,
5.50%, 5/15/18	975	944
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(c)(e)	1,035	874
Petro-Canada,
6.05%, 5/15/18	1,575	1,300
Philip Morris International, Inc.,
5.65%, 5/16/18	1,760	1,748
Procter & Gamble Co.,
4.60%, 1/15/14	3,185	3,341
Questar Market Resources, Inc.,
6.80%, 4/1/18	1,825	1,759
Reynolds American, Inc.,
6.50%, 7/15/10	2,540	2,525
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	1,330	977
Rogers Communications, Inc.,
6.80%, 8/15/18	1,440	1,458
Sprint Capital Corp.,
8.75%, 3/15/32	2,655	1,796
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	1,655	912
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(e)	3,811	3,353
Telecom Italia Capital S.A.,
4.00%, 1/15/10	1,580	1,454
7.00%, 6/4/18	2,550	2,072
Telefonica Europe B.V.,
8.25%, 9/15/30	2,740	3,217
Time Warner Cable, Inc.,
6.75%, 7/1/18	2,165	2,088
8.75%, 2/14/19	1,805	1,966
Time Warner, Inc.,
5.88%, 11/15/16	2,025	1,818
Tyco Electronics Group S.A.,
5.95%, 1/15/14	2,630	2,280
Union Pacific Corp.,
5.45%, 1/31/13	1,275	1,238
UnitedHealth Group, Inc.,
6.00%, 2/15/18	1,960	1,811
Verizon Communications, Inc.,
5.50%, 2/15/18	1,245	1,200
8.95%, 3/1/39	930	1,205
Verizon New England, Inc.,
6.50%, 9/15/11	2,100	2,086

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Viacom, Inc.,
6.88%, 4/30/36	$2,390	$1,894
Vivendi,
6.63%, 4/4/18(e)	3,365	2,720
Vodafone Group plc,
5.63%, 2/27/17(c)	1,450	1,368
Walgreen Co.,
4.88%, 8/1/13	1,315	1,356
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	2,325	2,395
Weatherford International Ltd.,
6.00%, 3/15/18	1,530	1,287
Wyeth,
5.45%, 4/1/17	1,510	1,540
Xerox Corp.,
6.35%, 5/15/18	1,730	1,355
XTO Energy, Inc.,
5.50%, 6/15/18	1,880	1,705
Yum! Brands, Inc.,
8.88%, 4/15/11	1,800	1,824
		170,338
Mortgages - Other (1.7%)
American Express Co.,
9.63%, 12/25/12(d)(l)	16	16
American Home Mortgage Assets,
0.66%, 10/25/46(h)	14,305	5,693
0.77%, 6/25/47(d)(h)	7,887	581
American Housing Trust,
9.55%, 9/25/20	24	23
Bear Stearns Structured Products, Inc.,
6.50%, 3/27/36(d)(e)(l)	283	28
Countrywide Alternative Loan Trust,
0.97%, 6/25/47(d)(h)	8,147	729
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47(d)(e)	152	1
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
3.09%, 2/25/47(h)	6,029	663
GSR Mortgage Loan Trust,
0.66%, 8/25/46(h)	91	44
Indymac Index Mortgage Loan Trust,
0.57%, 2/25/37(h)	10,150	7,569
Mastr Adjustable Rate Mortgages Trust,
3.20%, 4/25/46(d)(h)	3,319	347
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	22	21
Structured Adjustable Rate Mortgage Loan Trust,
0.77%, 9/25/34(h)	858	459
Structured Asset Mortgage Investments, Inc.,
0.75%, 7/25/46(d)(h)	8,564	1,004
Washington Mutual Alternative Mortgage Pass Through Certificates,
0.76%, 11/25/46(d)(h)	5,995	516
Washington Mutual Mortgage Pass Through Certificates,
0.73%, 10/25/45(d)(h)	366	329
0.74%, 4/25/45(h)	36	11
0.76%, 8/25/45(d)(h)	61	55
Washington Mutual, Inc.,
0.77%, 10/25/46(d)(h)	8,247	746
		18,835
Sovereign (0.4%)
Federative Republic of Brazil,
6.00%, 1/17/17(c)	3,645	3,782
Korea Railroad Corp.,
5.38%, 5/15/13(e)	1,230	1,033
		4,815
U.S. Agency Securities (1.4%)
Federal Home Loan Mortgage Corp.,
5.13%, 11/17/17	4,600	5,340
6.75%, 3/15/31	5,500	8,092
Federal National Mortgage Association,
5.38%, 6/12/17	1,830	2,142
		15,574
U.S. Treasury Securities (12.3%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21(c)	96,285	64,827
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	38,610	25,064
U.S. Treasury Bonds,
4.50%, 5/15/38(c)	3,600	4,915
8.75%, 5/15/17	3,129	4,605
8.88%, 8/15/17 - 2/15/19(c)	13,205	19,936
9.00%, 11/15/18	8,113	12,533
9.13%, 5/15/18(c)	1,258	1,946
U.S. Treasury Note,
3.75%, 11/15/18(c)	5,289	5,989
		139,815
Utilities (3.1%)
AES Corp. (The),
8.75%, 5/15/13(e)	2,145	2,070
Alabama Power Co.,
5.80%, 11/15/13	935	974
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	1,130	800
7.88%, 4/1/13	730	677
Colorado Interstate Gas Co.,
6.80%, 11/15/15	149	129
Consolidated Natural Gas Co.,
6.25%, 11/1/11	1,760	1,770
Detroit Edison Co. (The),
6.13%, 10/1/10	1,285	1,293
E.ON International Finance B.V.,
5.80%, 4/30/18(e)	2,810	2,632
Entergy Gulf States, Inc.,
2.60%, 12/1/09(h)	1,995	1,922
Equitable Resources, Inc.,
6.50%, 4/1/18	1,560	1,460
Georgia Power Co.,
6.00%, 11/1/13	370	389
Kinder Morgan Finance Co.,
5.70%, 1/5/16	2,535	1,901
Nisource Finance Corp.,
7.88%, 11/15/10	3,590	3,286
NiSource Finance Corp.,
6.80%, 1/15/19	1,400	882
Ohio Edison Co.,
6.40%, 7/15/16	1,540	1,384
Ohio Power Co.,
6.00%, 6/1/16	2,955	2,831
Peco Energy Co.,
5.35%, 3/1/18	1,195	1,143
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	2,850	1,891
PPL Energy Supply LLC,
6.30%, 7/15/13(c)	1,380	1,279
Public Service Co. of Colorado,
6.50%, 8/1/38	1,290	1,444
Texas Eastern Transmission LP,
7.00%, 7/15/32	1,645	1,525
Trans-Canada Pipelines Ltd.,
6.50%, 8/15/18	1,235	1,214
Union Electric Co.,
6.40%, 6/15/17	1,280	1,169

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
Virginia Electric and Power Co.,
8.88%, 11/15/38	$395	$501
		34,566
Total Fixed Income Securities (Cost $1,268,865)		1,133,780

	No. of
	Contracts
Call Options Purchased (0.2%)
90 Day EuroDollar Call @ $97.75, expiring 3/15/10 (Cost $1,003) (a)	1,111	2,583

	Shares
Short-Term Investments (32.5%)
Securities held as Collateral on Loaned Securities (6.0%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	54,173,355	54,174

	Face Amount
	(000)
Repurchase Agreement (1.2%)
Goldman Sachs & Co., 0.06%, dated 12/31/08, due 1/2/09, repurchase price $13,308; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% - 6.00%, due 11/1/19 - 12/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.00% - 7.00%, due 9/1/18 - 1/1/39; Government National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% - 11.50%, due 11/15/16 - 12/15/38, valued at $13,574.	$13,308	13,308
		67,482

	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	18,095,342	18,095

	Face Amount
	(000)
U.S. Agency Securities (17.0%)
Federal Home Loan Bank,
0.05%, 1/7/09(t)	$35,000	35,000
Federal Home Loan Mortgage Corp.,
0.04%, 2/19/09(t)	27,900	27,901
0.10%, 2/23/09(t)	50,000	50,001
Federal National Mortgage Association,
0.20%, 3/10/09(t)	30,000	29,998
0.58%, 1/20/09(t)	25,000	25,000
0.80%, 1/26/09(t)	25,000	25,000
		192,900
U.S. Treasury Securities (7.9%)
U.S. Treasury Bills,
0.002%, 1/15/09(c)(j)(r)	50,138	50,138
0.08%, 5/15/09(c)(r)	39,230	39,219
		89,357
Total Short-Term Investments (Cost $367,771)		367,834
Total Investments (132.7%) (Cost $1,637,639) — Including $72,459 of Securities Loaned +		1,504,197
Liabilities in Excess of Other Assets (-32.7%)		(370,419)
Net Assets (100%)		$1,133,778

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2008. At December 31, 2008, the Portfolio had loaned securities with a total value of $72,459,000. This was secured by collateral of $67,482,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $6,305,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)

At December 31, 2008, the Portfolio held fair valued securities valued at approximately $8,953,000, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at December 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2008.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro- rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $14,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $297,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $571,964,000 and $579,848,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,637,639,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $133,442,000 of which $33,317,000 related to appreciated securities and $166,759,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $98.25, expiring 3/15/10	1,111	$553	$1,604

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	275	$59,967	Mar-09	$351
U.S. Treasury Long Bond	594	82,000	Mar-09	7,805
Short:
U.S. Treasury 5 yr. Note	1,055	125,603	Mar-09	(916)
U.S. Treasury 10 yr. Note	445	55,959	Mar-09	(961)
5 yr. Swap	212	24,986	Mar-09	83
				$6,362

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 11	Buy	$72,830	1.50%	12/20/13	$(447)
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	1,770	1.07	3/20/18	383
					$(64)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
	3 Month LIBOR	Pay	4.15%	6/9/13	$157,825	$13,989
	3 Month LIBOR	Receive	5.38	7/24/13	176,793	(17,587)
	3 Month LIBOR	Pay	3.83	9/9/13	30,000	2,605
	3 Month LIBOR	Receive	3.90	9/10/13	123,460	(11,137)
	3 Month LIBOR	Pay	2.58	12/3/13	120,000	2,385
	3 Month LIBOR	Pay	4.78	10/10/16	244,349	17,815
	3 Month LIBOR	Pay	4.09	9/17/17	53,550	7,340
	3 Month LIBOR	Pay	5.37	2/12/18	59,830	6,099
	3 Month LIBOR	Pay	5.07	4/14/18	46,695	4,121
	3 Month LIBOR	Pay	4.98	4/15/18	30,740	2,599
	3 Month LIBOR	Receive	4.74	7/8/18	36,000	(7,242)
	3 Month LIBOR	Receive	4.67	8/4/18	150,250	(29,351)
	3 Month LIBOR	Receive	5.15	8/26/18	15,000	(1,339)
	6 Month EUR LIBOR	Pay	4.42	10/7/18	72,903	441
	3 Month LIBOR	Receive	4.80	10/7/18	107,100	(7,916)
	3 Month LIBOR	Receive	5.82	2/12/23	76,862	(6,752)
	3 Month LIBOR	Receive	5.47	4/14/23	59,805	(4,449)
	3 Month LIBOR	Receive	5.38	4/15/23	35,390	(2,518)
	3 Month LIBOR	Pay	5.56	7/24/23	226,242	17,301
	3 Month LIBOR	Receive	4.17	8/4/23	195,765	(19,930)
	3 Month LIBOR	Pay	5.34	8/26/23	19,250	1,320
	6 Month EUR LIBOR	Receive	4.39	10/7/23	91,548	31

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America (cont’d)
	3 Month LIBOR	Pay	4.80%	10/7/23	$133,460	$6,529
	3 Month LIBOR	Receive	4.24	10/10/38	55,436	(16,655)
Citigroup
	3 Month LIBOR	Pay	3.77	4/24/13	65,500	4,622
	3 Month LIBOR	Pay	5.33	5/22/17	38,500	8,476
	3 Month LIBOR	Pay	5.37	5/23/17	65,500	14,595
	3 Month LIBOR	Pay	5.41	5/25/17	26,200	5,930
	3 Month LIBOR	Pay	5.44	5/29/17	33,500	7,645
	3 Month LIBOR	Receive	5.29	9/28/17	45,000	(10,591)
	3 Month LIBOR	Receive	5.00	11/13/17	15,000	(3,043)
	3 Month LIBOR	Receive	4.73	12/27/17	35,600	(6,460)
Deutsche Bank
	3 Month LIBOR	Pay	5.35	5/24/17	75,500	16,714
	3 Month LIBOR	Pay	4.10	5/25/17	101,065	12,619
	3 Month LIBOR	Pay	4.08	5/29/17	107,345	13,225
	6 Month EUR LIBOR	Receive	4.93	7/1/18	167,475	(6,067)
	6 Month EUR LIBOR	Receive	4.86	7/10/18	24,300	(778)
	6 Month EUR LIBOR	Pay	4.96	7/24/18	109,303	4,023
	6 Month EUR LIBOR	Pay	5.27	7/1/23	210,355	7,626
	6 Month EUR LIBOR	Pay	5.24	7/9/23	33,655	1,179
	6 Month EUR LIBOR	Pay	4.86	7/10/23	30,450	1,068
	6 Month EUR LIBOR	Pay	4.86	7/10/23	26,835	(861)
	6 Month EUR LIBOR	Receive	5.19	7/24/23	137,230	(4,521)
Goldman Sachs
	3 Month LIBOR	Pay	5.63	2/28/18	174,355	19,655
	3 Month LIBOR	Receive	6.04	2/25/23	223,685	(21,366)
	3 Month LIBOR	Pay	4.79	10/7/23	66,890	3,254
JPMorgan Chase
	3 Month LIBOR	Pay	4.07	5/6/13	83,415	7,156
	3 Month LIBOR	Pay	4.07	5/16/13	75,000	6,435
	3 Month LIBOR	Pay	4.27	6/2/13	54,215	5,106
	3 Month LIBOR	Receive	5.23	9/27/17	46,000	(10,620)
	3 Month LIBOR	Receive	5.30	9/28/17	47,000	(11,101)
	3 Month LIBOR	Receive	5.01	11/13/17	25,000	(5,110)
	3 Month LIBOR	Pay	4.48	1/8/18	33,000	5,670
	3 Month LIBOR	Receive	4.62	2/22/18	34,500	(6,438)
	3 Month LIBOR	Receive	4.75	6/30/18	65,000	(12,268)
	3 Month LIBOR	Receive	4.80	10/7/18	53,650	(3,965)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	41,010	3,498
	3 Month LIBOR	Receive	5.40	4/15/23	49,725	(3,565)
						$(559)

EUR — Euro

LIBOR — London Inter Bank Offer Rate

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

	Notional Amount		Termination	Unrealized Appreciation (Depreciation)
Swap Counterparty	(000)	Receive	Date	(000)
Barclays Capital
	$20,454	3 Month LIBOR	11/15/19	$(4,157)
	21,318	3 Month LIBOR	11/15/21	(5,263)
JPMorgan Chase
	16,561	3 Month LIBOR	5/15/21	(4,079)
	18,604	3 Month LIBOR	11/15/21	(4,405)
				$(17,904)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (61.7%)
Agency Fixed Rate Mortgages (5.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.00%, 7/1/13	$1	$1
Gold Pools:
7.00%, 1/1/30	33	34
7.50%, 8/1/30	2	2
8.00%, 7/1/30 - 9/1/31	160	170
9.50%, 12/1/22	14	15
10.00%, 6/1/17	12	14
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30 - 5/1/33	301	315
7.00%, 11/1/32	7	8
7.50%, 8/1/29 - 2/1/32	126	133
8.00%, 4/1/31 - 9/1/31	62	66
9.50%, 12/1/17 - 12/1/21	307	337
10.00%, 7/1/18 - 2/1/21	8	9
January TBA:
5.00%, 1/25/39(i)	3,100	3,165
5.50%, 1/25/39(i)	2,500	2,563
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 1/15/19	53	57
10.00%, 4/15/16 - 11/15/19	41	46
10.50%, 2/15/18	5	5
11.00%, 3/15/10 - 9/15/15	17	19
11.50%, 6/15/13	2	2
12.00%, 5/15/14	6	7
		6,968
Asset Backed Securities (1.9%)
Capital Auto Receivables Asset Trust,
1.26%, 7/15/10(h)	589	550
4.98%, 5/15/11	631	620
Capital One Auto Finance Trust,
5.07%, 7/15/11	206	200
GS Auto Loan Trust,
5.37%, 12/15/10	367	365
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	80	78
Hertz Vehicle Financing LLC,
4.93%, 2/25/10(e)	442	439
Residential Asset Mortgage Products, Inc.,
0.56%, 10/25/36(h)	168	156
SLM Student Loan Trust,
3.53%, 10/27/14(h)	295	285
		2,693
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
IO
6.50%, 8/1/28(d)	253	28
IO PAC REMIC
6.00%, 4/15/32(d)	179	8
IO REMIC
7.00%, 2/15/32(d)	64	8
Federal National Mortgage Association,
Inv Fl REMIC
0.53%, 12/25/36	429	379
IO REMIC
6.00%, 6/25/33(d)	194	16
REMIC
5.00%, 6/25/35	715	714
Government National Mortgage Association,
Inv Fl IO
6.91%, 12/16/25(d)	133	14
6.94%, 9/16/27(d)	90	9
6.96%, 5/16/32(d)	73	6
		1,182
Finance (10.6%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	205	186
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	610	525
American Express Credit Corp.,
7.30%, 8/20/13	205	210
American General Finance Corp.,
4.63%, 5/15/09	235	202
Bank of America Corp.,
3.38%, 2/17/09	245	244
5.65%, 5/1/18	1,000	1,008
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	235	234
5.13%, 8/27/13	265	271
Bank One Corp.,
6.00%, 2/17/09	345	345
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	425	442
7.25%, 2/1/18	255	280
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	380	391
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	60	56
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	150	60
Chubb Corp.,
5.75%, 5/15/18	55	53
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	865	876
Credit Suisse USA, Inc.,
5.13%, 8/15/15	85	77
Credit Suisse, New York,
5.00%, 5/15/13	170	164
6.00%, 2/15/18	320	294
General Electric Capital Corp.,
2.85%, 3/12/10(h)	515	489
4.75%, 9/15/14	95	93
5.63%, 5/1/18	1,215	1,226
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	305	293
6.25%, 9/1/17	670	651
HBOS plc,
6.75%, 5/21/18(e)	320	282
HSBC Finance Corp.,
5.50%, 1/19/16	480	456
6.75%, 5/15/11	285	284
John Hancock Global Funding II,
7.90%, 7/2/10(e)	715	738
JPMorgan Chase & Co.,
4.75%, 5/1/13	535	528
Merrill Lynch Co., Inc.,
6.88%, 4/25/18	725	760
Metlife, Inc.,
6.82%, 8/15/18	155	148
Nationwide Building Society,
4.25%, 2/1/10(e)	345	342
NYSE Euronext,
4.80%, 6/28/13	315	306
Popular North America, Inc.,
5.65%, 4/15/09	155	154
Sovereign Bancorp,
1.73%, 3/23/10(h)	425	378
Travelers Cos., Inc. (The),
5.80%, 5/15/18	175	169

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
Two-Rock Pass Through Trust,
3.23%, (e)(h)(o)	$290	$6
Wachovia Capital Trust III,
5.80%, (h)(o)	515	304
Wachovia Corp.,
5.50%, 5/1/13	375	371
Wells Fargo & Co.,
5.63%, 12/11/17	555	580
Xlliac Global Funding,
4.80%, 8/10/10(e)	395	277
		14,753
Industrials (12.9%)
America West Airlines LLC,
7.10%, 4/2/21	213	132
Amgen, Inc.,
5.85%, 6/1/17	285	295
ArcelorMittal,
6.13%, 6/1/18	250	171
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	210	207
AstraZeneca plc,
5.90%, 9/15/17	195	208
AT&T, Inc.,
5.10%, 9/15/14	605	595
5.30%, 11/15/10	160	163
BAT International Finance plc,
9.50%, 11/15/18(e)	200	223
Baxter International, Inc.,
4.63%, 3/15/15	160	161
5.38%, 6/1/18	140	147
Biogen Idec, Inc.,
6.88%, 3/1/18	265	259
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	375	389
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	12
7.13%, 6/15/12	300	185
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	260	261
Canadian National Railway Co.,
5.55%, 5/15/18	40	40
Comcast Corp.,
5.70%, 5/15/18	475	446
6.50%, 1/15/15	75	74
ConocoPhillips,
5.20%, 5/15/18	415	405
Consumers Energy Co.,
4.00%, 5/15/10	100	97
4.80%, 2/17/09	185	185
Cooper U.S., Inc.,
5.25%, 11/15/12	225	227
Covidien International Finance S.A.,
6.00%, 10/15/17	235	232
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	130	127
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	200	122
Dell, Inc.,
5.65%, 4/15/18	100	90
Deutsche Telekom International Finance B.V.,
8.00%, 6/15/10	435	448
Dr Pepper Snapple Group, Inc.,
6.82%, 5/1/18(e)	220	217
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	115	121
FBG Finance Ltd.,
5.13%, 6/15/15(e)	255	210
FedEx Corp.,
5.50%, 8/15/09	145	145
France Telecom S.A.,
7.75%, 3/1/11	290	305
General Electric Co.,
5.25%, 12/6/17	915	914
General Mills, Inc.,
5.25%, 8/15/13	165	166
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	380	400
Grupo Televisa S.A.,
6.00%, 5/15/18	220	186
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	85	46
Hewlett-Packard Co.,
5.50%, 3/1/18	110	111
Home Depot, Inc.,
5.40%, 3/1/16	360	323
Honeywell International, Inc.,
5.30%, 3/1/18	190	194
International Business Machines Corp.,
7.63%, 10/15/18	200	240
John Deere Capital Corp.,
5.75%, 9/10/18	140	136
KLA-Tencor Corp.,
6.90%, 5/1/18	255	193
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	295	272
Kraft Foods, Inc.,
6.13%, 8/23/18	355	351
6.75%, 2/19/14	10	10
Kroger Co. (The),
5.00%, 4/15/13	100	97
6.40%, 8/15/17	30	30
LG Electronics, Inc.,
5.00%, 6/17/10(e)	140	124
Macy’s Retail Holdings, Inc.,
6.30%, 4/1/09	265	258
Marathon Oil Corp.,
5.90%, 3/15/18	130	109
6.00%, 10/1/17	210	179
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	185
Monsanto Co.,
5.13%, 4/15/18	50	53
Oracle Corp.,
5.75%, 4/15/18	345	361
Parker Hannifin Corp.,
5.50%, 5/15/18	85	82
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(e)	145	122
Petro-Canada,
6.05%, 5/15/18	145	120
Philip Morris International, Inc.,
5.65%, 5/16/18	295	293
Questar Market Resources, Inc.,
6.80%, 4/1/18	235	226
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	155	114
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	85	47
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(e)	198	175
Telecom Italia Capital S.A.,
4.00%, 1/15/10	335	308
4.95%, 9/30/14	50	38
7.00%, 6/4/18	120	98

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Time Warner Cable, Inc.,
6.75%, 7/1/18	$275	$265
8.75%, 2/14/19	230	251
Time Warner, Inc.,
5.88%, 11/15/16	235	211
Tyco Electronics Group S.A.,
5.95%, 1/15/14	65	56
Union Pacific Corp.,
7.88%, 1/15/19	450	515
UnitedHealth Group, Inc.,
6.00%, 2/15/18	185	171
Valero Energy Corp.,
3.50%, 4/1/09	205	204
Verizon Communications, Inc.,
5.50%, 2/15/18	305	294
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	147
Verizon New England, Inc.,
6.50%, 9/15/11	200	199
Viacom, Inc.,
5.75%, 4/30/11	300	273
Vivendi,
6.63%, 4/4/18(e)	335	271
Vodafone Group plc,
5.63%, 2/27/17	280	264
Walgreen Co.,
4.88%, 8/1/13	120	124
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	315	325
Weatherford International Ltd.,
6.00%, 3/15/18	145	122
Wyeth,
5.45%, 4/1/17	120	122
5.50%, 2/15/16	45	46
Xerox Corp.,
6.35%, 5/15/18	205	161
XTO Energy, Inc.,
5.50%, 6/15/18	290	263
Yum! Brands, Inc.,
8.88%, 4/15/11	190	193
		17,937
Mortgages - Other (0.5%)
Citigroup Mortgage Loan Trust, Inc.,
0.55%, 1/25/37(h)	240	211
Countrywide Home Loan Mortgage Pass Through Trust,
0.77%, 3/25/35(h)	114	50
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47(d)(e)	12	— @
Indymac Index Mortgage Loan Trust,
0.57%, 2/25/37(h)	568	424
		685
Sovereign (1.1%)
Federative Republic of Brazil,
6.00%, 1/17/17	435	451
Korea Railroad Corp.,
5.38%, 5/15/13(e)	245	206
Province of Quebec Canada,
6.13%, 1/22/11	550	580
United Mexican States,
5.63%, 1/15/17	270	271
		1,508
U.S. Agency Securities (3.4%)
Federal Home Loan Bank,
5.00%, 11/17/17	760	873
Federal Home Loan Mortgage Corp.,
5.50%, 8/23/17	2,500	2,953
Federal National Mortgage Association,
5.38%, 6/12/17	820	960
		4,786
U.S. Treasury Securities (23.2%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	22,385	15,132
U.S. Treasury Bonds,
Zero Coupon, 11/15/22	410	258
4.50%, 2/15/36 - 5/15/38	4,830	6,570
8.75%, 5/15/17	717	1,055
8.88%, 8/15/17 - 2/15/19	3,045	4,597
9.00%, 11/15/18	1,866	2,883
9.13%, 5/15/18	289	447
U.S. Treasury Note,
3.75%, 11/15/18	1,223	1,385
		32,327
Utilities (2.2%)
Carolina Power & Light Co.,
5.13%, 9/15/13	245	246
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	100	93
Columbus Southern Power Co.,
4.40%, 12/1/10	100	97
Consolidated Natural Gas Co.,
6.25%, 11/1/11	160	161
Detroit Edison Co. (The),
6.13%, 10/1/10	155	156
E.ON International Finance B.V.,
5.80%, 4/30/18(e)	510	478
Entergy Gulf States, Inc.,
2.60%, 12/1/09(h)	215	207
Equitable Resources, Inc.,
6.50%, 4/1/18	80	75
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	110	94
NiSource Finance Corp.,
2.72%, 11/23/09(h)	165	149
6.80%, 1/15/19	185	116
Ohio Edison Co.,
6.40%, 7/15/16	110	99
Ohio Power Co.,
6.00%, 6/1/16	190	182
Peco Energy Co.,
5.35%, 3/1/18	140	134
PPL Energy Supply LLC,
6.30%, 7/15/13	145	134
Public Service Colorado,
5.80%, 8/1/18	125	130
Public Service Electric & Gas Co.,
5.00%, 1/1/13	145	142
Trans-Canada Pipelines Ltd.,
6.50%, 8/15/18	210	206

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
Union Electric Co.,
6.70%, 2/1/19	$195	$178
		3,077
Total Fixed Income Securities (Cost $84,175)		85,916

	No. of
	Contracts

Call Options Purchased (0.2%)
90 Day EuroDollar Call @ $97.75, expiring 3/15/10 (Cost $106) (a)	117	272

	Shares

Short-Term Investments (45.4%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	7,871,562	7,872

	Face Amount
	(000)
U.S. Agency Securities (29.3%)
Federal Home Loan Bank,
0.06%, 1/12/09(t)	$2,900	2,900
0.75%, 2/3/09(t)	4,000	4,000
Federal Home Loan Mortgage Corp.,
0.04%, 2/19/09(t)	3,500	3,500
0.25%, 3/9/09(t)	3,900	3,900
0.32%, 1/21/09(t)	6,800	6,800
0.50%, 1/13/09(t)	6,500	6,500
Federal National Mortgage Association,
0.18%, 3/11/09(t)	4,500	4,500
0.80%, 1/26/09(t)	2,400	2,400
0.85%, 2/4/09(t)	6,300	6,300
		40,800

U.S. Treasury Securities (10.4%)
U.S. Treasury Bills,
0.002%, 1/15/09(j)(r)	3,930	3,930
0.08%, 5/15/09(r)	2,530	2,529
0.09%, 3/5/09(r)	4,000	3,999
0.10%, 1/8/09(r)	4,000	4,000
		14,458
Total Short-Term Investments (Cost $63,113)		63,130
Total Investments (107.3%) (Cost $147,394) +		149,318
Liabilities in Excess of Other Assets (-7.3%)		(10,118)
Net Assets (100%)		$139,200

(a)	Non-income producing security.
(d)

At December 31, 2008, the Portfolio held fair valued securities valued at approximately $89,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2008.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $26,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $52,851,000 and $51,007,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $147,394,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,924,000 of which $5,037,000 related to appreciated securities and $3,113,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $98.25, expiring 3/15/10	117	$58	$169

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	189	$41,214	Mar-09	$281
U.S. Treasury 5 yr. Note	272	32,383	Mar-09	633
Short:
U.S. Treasury 10 yr. Note	103	12,952	Mar-09	(1,005)
U.S. Treasury Long Bond	78	10,768	Mar-09	(976)
5 yr. Swap	91	10,725	Mar-09	(164)
10 yr. Swap	39	5,050	Mar-09	(106)
				$(1,337)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation	Credit
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)	Rating
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	of Issuer
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	$493	0.80%	12/20/17	$(11)	Baa2/BBB*
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	683	1.55	6/20/13	(20)	Baa2/BBB*
JPMorgan Chase Nordstrom, Inc., 6.95%, 3/15/28	Buy	185	1.07	3/20/18	40	A—**
					$9

* Credit rating calculated based on average rating of constituents.

** Credit rating as issued by Standard and Poor’s.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America
	3 Month LIBOR	Pay	4.78%	10/10/16	$23,751	$1,732
	3 Month LIBOR	Pay	5.37	2/12/18	3,088	315
	3 Month LIBOR	Pay	5.07	4/14/18	2,780	245
	3 Month LIBOR	Pay	4.98	4/15/18	2,190	185
	3 Month LIBOR	Receive	4.67	8/4/18	8,925	(1,743)
	3 Month LIBOR	Receive	5.08	9/3/18	21,000	(1,810)
	3 Month LIBOR	Receive	5.82	2/12/23	3,970	(349)
	3 Month LIBOR	Receive	5.47	4/14/23	3,560	(265)
	3 Month LIBOR	Receive	5.38	4/15/23	2,590	(184)
	3 Month LIBOR	Pay	5.28	9/3/23	26,900	1,784
	3 Month LIBOR	Receive	4.24	10/10/38	5,391	(1,620)
Citigroup
	3 Month LIBOR	Pay	5.45	8/9/17	10,000	2,477
	3 Month LIBOR	Pay	5.24	9/27/17	12,200	2,822
Deutsche Bank
	3 Month LIBOR	Pay	4.10	5/25/17	15,035	1,877
Goldman Sachs
	3 Month LIBOR	Pay	5.63	2/28/18	10,030	1,131

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Goldman Sachs (cont’d)
	3 Month LIBOR	Receive	6.04%	2/25/23	$12,870	$(1,229)
JPMorgan Chase
	3 Month LIBOR	Pay	4.07	5/6/13	8,065	692
	3 Month LIBOR	Pay	5.45	5/29/17	2,250	515
	3 Month LIBOR	Receive	4.41	5/1/18	10,675	(1,689)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	2,920	249
	3 Month LIBOR	Receive	5.40	4/15/23	3,635	(261)
						$4,874

LIBOR — London Inter Bank Offer Rate

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

				Unrealized
	Notional			Appreciation
	Amount		Termination	(Depreciation)
Swap Counterparty	(000)	Receive	Date	(000)
Barclays Capital
	$2,960	3 Month LIBOR	11/15/19	$(632)
Deutsche Bank
	1,934	3 Month LIBOR	11/15/21	(428)
JPMorgan Chase
	1,354	3 Month LIBOR	11/15/19	(269)
	1,865	3 Month LIBOR	11/15/20	(458)
	1,546	3 Month LIBOR	5/15/21	(398)
	2,692	3 Month LIBOR	11/15/21	(666)
	215		11/14/22	(60)
UBS
	720	3 Month LIBOR	11/15/19	(135)
				$(3,046)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
International Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2008 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (90.2%)
Australia (1.6%)
Government of Australia,
6.25%, 4/15/15	AUD	200	$160
Queensland Treasury Corp.,
6.00%, 10/14/15		900	671
Telstra Corp. Ltd.,
6.38%, 6/29/11	EUR	125	179
			1,010
Austria (5.4%)
Oesterreichische Kontrollbank AG,
1.80%, 3/22/10	JPY	70,000	783
Republic of Austria,
4.30%, 7/15/14	EUR	1,800	2,631
			3,414
Belgium (1.1%)
Government of Belgium,
3.00%, 3/28/10		500	701
Bermuda (0.3%)
Adecco Financial Service Bermuda Ltd. (Convertible),
Zero Coupon, 8/26/13	CHF	215	207
Brazil (0.7%)
Republic of Brazil,
10.00%, 1/1/17	BRL	1,200	455
Canada (3.9%)
Bombardier, Inc.,
7.25%, 11/15/16	EUR	100	86
Government of Canada,
4.00%, 9/1/10 - 6/1/17	CAD	1,800	1,595
Quebec Province,
1.60%, 5/9/13	JPY	70,000	800
			2,481
Denmark (0.8%)
Kingdom of Denmark,
4.00%, 11/15/15	DKK	2,400	468
France (13.4%)
Air Liquide,
5.00%, 3/22/13	EUR	300	427
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	400,000	4,265
Compagnie Generale des Etablissements Michelin,
6.38%, 12/3/33(h)	EUR	300	295
Crown European Holdings S.A.,
6.25%, 9/1/11		100	123
Europcar Groupe S.A.,
7.75%, 5/15/13(h)		150	51
France Telecom S.A.,
8.13%, 1/28/33		120	200
Government of France O.A.T.,
5.50%, 4/25/29		1,850	3,127
			8,488
Germany (11.8%)
Bundesrepublik Deutschland,
4.25%, 7/4/14 - 7/4/17		1,400	2,135
5.50%, 1/4/31		900	1,553
Grohe Holding GmbH,
8.19%, 1/15/14(h)		50	32
Kreditanstalt fuer Wiederaufbau,
1.35%, 1/20/14	JPY	240,000	2,650
1.85%, 9/20/10		100,000	1,126
			7,496
Greece (1.6%)
Government of Greece,
5.25%, 5/18/12	EUR	700	992
Ireland (0.2%)
Smurfit Kappa Funding plc,
7.75%, 4/1/15		150	143
Italy (3.1%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 4/15/12		900	1,269
4.25%, 8/1/13		500	713
			1,982
Japan (23.1%)
Development Bank of Japan,
1.60%, 6/20/14	JPY	90,000	1,039
1.75%, 3/17/17		80,000	936
Government of Japan,
0.60%, 3/20/10		100,000	1,105
1.00%, 12/20/12		110,000	1,233
1.20%, 6/20/11		220,000	2,473
1.70%, 6/20/33		120,000	1,293
1.90%, 6/20/16		180,000	2,144
2.40%, 3/20/34		160,000	1,974
2.50%, 9/20/36		80,000	1,012
Japan Finance Organization for
Municipal Enterprises,
1.55%, 2/21/12		110,000	1,242
Sharp Corp. (Convertible),
Zero Coupon, 9/30/13		17,000	165
			14,616
Luxembourg (1.3%)
Fiat Finance & Trade Ltd.,
6.63%, 2/15/13	EUR	150	154
Gaz Capital S.A.,
4.56%, 12/9/12		170	178
LyondellBasell Industries AF SCA,
8.38%, 8/15/15		100	6
Telecom Italia Finance S.A.,
7.75%, 1/24/33		315	381
Wind Acquisition Finance S.A.,
9.75%, 12/1/15		75	86
			805
Mexico (0.5%)
Mexican Bonos,
9.50%, 12/18/14	MXN	3,800	296
Netherlands (4.8%)
ABN Amro Bank N.V. (Convertible),
1.88%, 10/27/10	EUR	150	194
Government of Netherlands,
4.00%, 1/15/37		1,050	1,523
5.00%, 7/15/12		450	673
Impress Holdings B.V.,
8.44%, 9/15/13(h)		60	64
Linde Finance B.V.,
4.75%, 4/24/17		200	252
OI European Group B.V.,
6.88%, 3/31/17		150	155
Telefonica Europe B.V.,
5.88%, 2/14/33		150	194
			3,055
Norway (0.9%)
Kingdom of Norway,
6.50%, 5/15/13	NOK	3,500	567
Poland (0.5%)
Government of Poland,
5.25%, 10/25/17	PLN	1,000	334

	Face
	Amount			Value
	(000)			(000)
Spain (3.0%)
Government of Spain,
5.15%, 7/30/09	EUR	—	@	$—	@
5.40%, 7/30/11		1,300		1,921
				1,921
Sweden (1.3%)
Government of Sweden,
4.50%, 8/12/15	SEK	3,600		519
Telefonaktiebolaget LM Ericsson,
6.75%, 11/28/10	EUR	230		313
				832
United Kingdom (7.9%)
Allied Domecq Financial Services plc,
6.63%, 4/18/11	GBP	190		256
ASIF III (Jersey) Ltd.,
4.75%, 9/11/13	EUR	100		102
BAA Funding Ltd.,
4.60%, 2/15/20(e)(h)		400		288
BAT International Finance plc,
5.38%, 6/29/17		200		242
British Telecommunications plc,
7.38%, 2/15/11		175		253
FCE Bank plc,
7.13%, 1/15/13		200		143
Imperial Tobacco Finance plc,
4.38%, 11/22/13		200		228
JTI UK Finance plc,
4.50%, 4/2/14		200		262
National Grid Gas plc,
5.13%, 5/14/13		200		269
Rexam plc,
6.75%, 6/29/67(h)		200		160
United Kingdom Treasury Bond,
4.00%, 9/7/16	GBP	250		386
4.25%, 6/7/32		1,300		1,967
4.75%, 6/7/10		300		454
				5,010
United States (3.0%)
C10 - EUR Capital SPV Ltd. BVI,
6.28%(h)(o)	EUR	315		130
Chesapeake Energy Corp.,
6.25%, 1/15/17		80		69
Countrywide Financial Corp.,
4.48%, 11/23/10(h)		200		255
General Motors Acceptance Corp.,
5.38%, 6/6/11		370		216
Goldman Sachs Group, Inc. (The),
4.43%, 5/23/16(h)		350		334
Washington Mutual Preferred Funding LLC,
9.75%(b)(e)(o)		$200		—	@
WM Covered Bond Program,
3.88%, 9/27/11	EUR	700		895
				1,899
Total Fixed Income Securities (Cost $53,953)				57,172

	Shares
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class
(Cost $2,275) (p)	2,275,320			$2,275
Total Investments (93.8%) (Cost $56,228)+				59,447
Other Assets in Excess of Liabilities (6.2%)				3,935
Net Assets (100%)				$63,382

(b)	Issuer is in default.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2008.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $47,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $131,696,000 and $136,919,000, respectively.

@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $56,228,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,219,000 of which $6,381,000 related to appreciated securities and $3,162,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	625	$436	1/16/09	USD	400	$400	$(36)
AUD	230	160	1/16/09	USD	161	161	1
BRL	2,625	1,118	1/21/09	USD	1,120	1,120	2
CAD	600	486	1/16/09	USD	478	478	(8)
CAD	290	235	1/16/09	USD	230	230	(5)
EUR	440	612	1/28/09	USD	620	620	8
EUR	370	514	1/28/09	USD	518	518	4
EUR	1,850	2,569	1/28/09	USD	2,382	2,382	(187)
GBP	200	287	1/20/09	USD	295	295	8
GBP	3,600	5,174	1/20/09	USD	5,446	5,446	272
GBP	7	10	1/2/09	USD	10	10	— @
GBP	200	288	1/20/09	USD	299	299	11
GBP	200	287	1/20/09	USD	306	306	19
GBP	1,250	1,796	1/20/09	USD	1,915	1,915	119
JPY	25,000	276	1/23/09	USD	281	281	5
MXN	182	13	1/2/09	USD	13	13	— @
MYR	2,175	628	1/21/09	USD	594	594	(34)
NOK	2,650	378	1/30/09	USD	375	375	(3)
PLN	470	158	1/28/09	EUR	119	166	8
SEK	3,825	484	1/30/09	USD	476	476	(8)
USD	165	165	1/21/09	BRL	400	170	5
USD	523	523	1/21/09	BRL	1,250	536	13
USD	263	263	1/30/09	CHF	315	296	33
USD	57	57	1/30/09	DKK	325	61	4
USD	523	523	1/28/09	EUR	400	555	32
USD	1,091	1,091	1/28/09	EUR	800	1,111	20
USD	90	90	1/28/09	EUR	70	97	7
USD	6,482	6,482	1/28/09	EUR	4,860	6,756	274
USD	259	259	1/28/09	EUR	190	264	5
USD	3,770	3,770	1/20/09	GBP	2,500	3,593	(177)
USD	1,551	1,551	1/20/09	GBP	1,050	1,509	(42)
USD	3,272	3,272	1/20/09	GBP	2,200	3,162	(110)
USD	671	671	1/23/09	JPY	60,000	662	(9)
USD	55	55	1/23/09	JPY	5,000	55	— @
USD	509	509	1/23/09	JPY	45,000	496	(13)
USD	3,351	3,351	1/23/09	JPY	310,000	3,420	69
USD	38	38	1/16/09	MXN	525	38	— @
USD	13	13	1/16/09	MXN	180	13	— @
USD	600	600	1/21/09	MYR	2,175	628	28
USD	216	216	1/28/09	PLN	645	218	2
		$39,408				$39,725	$317

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Euro-Bobl	10	$1,615	Mar-09	$13
Euro-Bund	13	2,256	Mar-09	42
Euro-Schatz	9	1,344	Mar-09	5
British Pound
Long Gilt	9	1,598	Mar-09	97
Japan 10 yr.
Bond	1	1,546	Mar-09	7
				$164

Morgan Stanley Institutional Fund Trust
Investment Grade Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2008 (unaudited)

	Face Amount		Value
	(000)		(000)
Fixed Income Securities (93.2%)
Agency Adjustable Rate Mortgages (0.6%)
Government National Mortgage Association,
Various Pools:
4.63%, 7/20/25	$12		$12
5.13%, 11/20/25	97		96
5.38%, 2/20/25 - 2/20/28	1,205		1,213
			1,321
Agency Fixed Rate Mortgages (55.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17 - 11/1/20	21		23
10.25%, 7/1/09	—	@	—	@
11.00%, 1/1/16	6		7
13.00%, 9/1/10	—	@	—	@
Gold Pools:
5.50%, 5/1/37 - 10/1/37	19,141		19,616
6.00%, 2/1/32 - 7/1/38	12,795		13,197
6.50%, 7/1/25 - 3/1/32	338		354
7.00%, 2/1/26	13		14
7.50%, 5/1/16 - 4/1/32	835		885
8.00%, 11/1/29 - 10/1/31	258		274
8.50%, 12/1/30	72		78
10.00%, 10/1/19 - 1/1/21	41		46
10.50%, 3/1/16	17		19
January TBA:
4.50%, 1/15/39(i)	4,645		4,708
5.00%, 1/15/39(i)	11,725		11,983
5.50%, 1/15/39(i)	11,558		11,831
6.00%, 1/15/39(i)	10,975		11,306
6.50%, 1/15/39(i)	500		519
Federal National Mortgage Association,
Conventional Pools:
5.00%, 1/1/37 - 7/1/37	4,642		4,746
6.00%, 10/1/31 - 12/1/31	115		119
6.50%, 6/1/26 - 10/1/38	11,297		11,754
7.00%, 10/1/28 - 6/1/32	186		196
7.50%, 8/1/29 - 8/1/32	744		788
8.00%, 2/1/12 - 12/1/31	637		675
8.50%, 4/1/30 - 5/1/31	214		232
9.00%, 2/1/17	61		67
9.50%, 8/1/22	73		80
10.50%, 10/1/18	10		12
11.00%, 4/1/21	10		10
11.25%, 8/1/13	10		12
11.50%, 1/1/17 - 11/1/19	17		20
January TBA:
4.00%, 1/25/38(i)	2,425		2,429
4.50%, 1/25/23 - 1/25/38(i)	19,525		19,857
5.00%, 1/25/24 - 1/25/39(i)	12,575		12,879
Government National Mortgage Association,
Various Pools:
10.00%, 11/15/09 - 5/15/18	91		100
10.50%, 3/15/19	3		4
11.00%, 3/15/10 - 2/15/16	106		120
11.50%, 1/20/18	2		2
			128,962
Asset Backed Securities (0.1%)
Ford Credit Auto Owner Trust,
5.05%, 3/15/10	155		154
Residential Asset Securities Corp.,
0.58%, 4/25/37(h)	226		201
			355
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
IO
8.00%, 1/1/28(d)	72		10
IO PAC REMIC
6.00%, 4/15/32(d)	990		42
PAC REMIC
10.00%, 6/15/20	9		10
Federal National Mortgage Association,
Inv Fl IO REMIC
7.59%, 5/18/27(d)	564		49
8.08%, 10/25/30(d)	164		15
Inv Fl REMIC
0.53%, 12/25/36	1,510		1,332
IO REMIC
6.00%, 8/25/32(d)	139		3
6.50%, 2/25/33 - 6/25/33(d)	1,531		164
REMIC
7.00%, 9/25/32	483		507
Government National Mortgage Association,
Inv Fl IO
7.56%, 8/16/29(d)	153		14
			2,146
Commercial Mortgage Backed Securities (0.8%)
Banc of America Commercial Mortgage, Inc.,
5.75%, 2/10/51(h)	675		488
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	475		363
GS Mortgage Securities Corp. II,
5.80%, 8/10/45(h)	1,425		1,039
			1,890
Finance (6.5%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	150		136
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	775		667
American Express Credit Corp.,
7.30%, 8/20/13	350		359
Bank of America Corp.,
5.75%, 12/1/17	1,120		1,120
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	365		363
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	730		760
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	370		381
Caterpillar Financial Services Corp.,
4.90%, 8/15/13(c)	150		141
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	690		275
Chubb Corp.,
5.75%, 5/15/18	90		86
Citigroup, Inc.,
5.88%, 5/29/37(c)	560		562
6.13%, 11/21/17	420		425
Credit Suisse (NY),
6.00%, 2/15/18	360		331
Credit Suisse USA, Inc.,
5.13%, 8/15/15(c)	145		132
Credit Suisse, New York,
5.00%, 5/15/13	130		125
Farmers Exchange Capital,
7.05%, 7/15/28(e)	675		414
Farmers Insurance Exchange,
8.63%, 5/1/24(e)	250		167
General Electric Capital Corp.,
5.63%, 5/1/18	280		282

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	$905	$871
6.75%, 10/1/37(c)	210	171
HBOS plc,
6.75%, 5/21/18(e)	525	463
HSBC Finance Corp.,
6.38%, 10/15/11(c)	688	677
6.75%, 5/15/11	365	364
JPMorgan Chase & Co.,
6.00%, 1/15/18	600	634
Merrill Lynch Co., Inc.,
6.88%, 4/25/18	635	665
Metlife, Inc.,
6.82%, 8/15/18	200	191
Nationwide Building Society,
4.25%, 2/1/10(e)	520	515
NYSE Euronext,
4.80%, 6/28/13	185	180
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	550	357
Popular North America, Inc.,
5.65%, 4/15/09	455	451
Prudential Financial, Inc.,
6.63%, 12/1/37	365	249
Sovereign Bancorp, Inc.,
1.73%, 3/23/10(h)	735	653
Travelers Cos., Inc. (The),
5.80%, 5/15/18	275	265
Two-Rock Pass Through Trust,
3.23%, (e)(h)(o)	645	14
Wachovia Capital Trust III,
5.80%, (h)(o)	940	555
Wachovia Corp.,
5.50%, 5/1/13	130	129
Wells Fargo & Co.,
5.63%, 12/11/17	505	528
Xlliac Global Funding,
4.80%, 8/10/10(e)	925	648
		15,306
Industrials (10.3%)
America West Airlines LLC,
7.10%, 4/2/21	1,013	628
Amgen, Inc.,
5.85%, 6/1/17	250	259
ArcelorMittal,
6.13%, 6/1/18	340	233
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	220	217
AstraZeneca plc,
5.90%, 9/15/17	260	277
AT&T, Inc.,
6.15%, 9/15/34	250	258
6.30%, 1/15/38	555	588
Baxter International, Inc.,
4.63%, 3/15/15	145	146
Biogen Idec, Inc.,
6.88%, 3/1/18	235	230
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	255	264
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	340	141
7.13%, 6/15/12	865	532
Canadian National Railway Co.,
5.55%, 5/15/18	175	175
Comcast Cable Communications LLC,
7.13%, 6/15/13(c)	145	143
Comcast Corp.,
5.70%, 5/15/18	290	272
6.50%, 1/15/15	150	148
ConAgra Foods, Inc.,
8.25%, 9/15/30	365	401
ConocoPhillips,
5.20%, 5/15/18	285	278
Consumers Energy Co.,
4.80%, 2/17/09	305	304
Cooper U.S., Inc.,
5.25%, 11/15/12	405	409
Covidien International Finance S.A.,
6.00%, 10/15/17	195	193
CVS Caremark Corp.,
5.75%, 6/1/17	95	90
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	720	439
Daimler Finance North America LLC,
8.50%, 1/18/31	230	169
Delhaize America, Inc.,
9.00%, 4/15/31	155	157
Dell, Inc.,
5.65%, 4/15/18(c)	315	282
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	235	291
Devon Financing Corp. ULC,
7.88%, 9/30/31	305	337
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18(e)	200	198
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	205	216
FBG Finance Ltd.,
5.13%, 6/15/15(e)	455	376
France Telecom S.A.,
8.50%, 3/1/31	325	409
General Electric Co.,
5.25%, 12/6/17	1,235	1,233
General Mills, Inc.,
5.25%, 8/15/13	140	141
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	225	237
Grupo Televisa S.A.,
6.00%, 5/15/18	285	241
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	310	167
Hewlett Packard Co.,
5.50%, 3/1/18(c)	110	111
Home Depot, Inc.,
5.40%, 3/1/16	400	358
Honeywell International, Inc.,
5.30%, 3/1/18	190	194
International Business Machines Corp.,
7.63%, 10/15/18	300	361
8.00%, 10/15/38	200	267
John Deere Capital Corp.,
5.75%, 9/10/18	250	244
KLA-Tencor Corp.,
6.90%, 5/1/18	390	295
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	335	309
Kraft Foods, Inc.,
6.13%, 8/23/18	250	247
6.75%, 2/19/14	115	119
Kroger Co. (The),
5.00%, 4/15/13	230	221
6.40%, 8/15/17	80	81

	Face Amount		Value
	(000)		(000)
Industrials (cont’d)
LG Electronics, Inc.,
5.00%, 6/17/10(e)	$305		$271
Marathon Oil Corp.,
6.00%, 10/1/17	405		346
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300		278
Monsanto Co.,
5.13%, 4/15/18(c)	160		168
Oracle Corp.,
5.75%, 4/15/18	275		288
Parker Hannifin Corp.,
5.50%, 5/15/18	105		102
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(c)(e)	200		169
Petro-Canada,
6.05%, 5/15/18	180		149
Philip Morris International, Inc.,
5.65%, 5/16/18	265		263
Procter & Gamble Co.,
4.60%, 1/15/14	650		682
Questar Market Resources, Inc.,
6.80%, 4/1/18	200		193
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	270		198
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	310		171
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(e)	803		707
Telecom Italia Capital S.A.,
4.00%, 1/15/10	245		225
7.00%, 6/4/18	445		362
Telefonica Europe B.V.,
8.25%, 9/15/30	390		458
Time Warner Cable, Inc.,
6.75%, 7/1/18	420		405
Time Warner, Inc.,
5.88%, 11/15/16	335		301
Tyco Electronics Group S.A.,
5.95%, 1/15/14	525		455
Union Pacific Corp.,
7.88%, 1/15/19	350		401
UnitedHealth Group, Inc.,
6.00%, 2/15/18(c)	270		250
Verizon Communications, Inc.,
5.50%, 2/15/18	560		540
Viacom, Inc.,
6.88%, 4/30/36	415		329
Vivendi,
6.63%, 4/4/18(e)	435		352
Vodafone Group plc,
5.63%, 2/27/17(c)	100		94
Walgreen Co.,
4.88%, 8/1/13	200		206
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	435		448
Weatherford International Ltd.,
6.00%, 3/15/18(c)	300		252
Wyeth,
5.45%, 4/1/17(c)	190		194
5.50%, 2/15/16(c)	115		117
Xerox Corp.,
6.35%, 5/15/18	370		290
XTO Energy, Inc.,
5.50%, 6/15/18	275		249
Yum! Brands, Inc.,
8.88%, 4/15/11	300		304
			24,103
Mortgages - Other (0.7%)
California Federal Savings & Loan Association,
8.80%, 1/25/14(d)(l)	—	@	—	@
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47(d)(e)	45		—	@
Indymac Index Mortgage Loan Trust,
0.57%, 2/25/37(h)	2,348		1,751
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	3		3
			1,754
Sovereign (0.4%)
Federative Republic of Brazil,
6.00%, 1/17/17	750		778
Korea Railroad Corp.,
5.38%, 5/15/13(e)	200		168
			946
U.S. Agency Securities (2.2%)
Federal Home Loan Bank,
5.00%, 11/17/17	1,330		1,528
Federal National Mortgage Association,
5.00%, 5/11/17	3,250		3,712
			5,240
U.S. Treasury Securities (13.4%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 5/15/21 - 11/15/21	13,925		9,111
Zero Coupon, 11/15/19(c)	7,405		5,250
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	8,560		5,557
U.S. Treasury Bonds,
4.50%, 5/15/38(c)	1,530		2,089
8.75%, 5/15/17	646		951
8.88%, 8/15/17(c)	1,582		2,356
8.88%, 2/15/19	1,164		1,790
9.00%, 11/15/18	1,684		2,601
9.13%, 5/15/18(c)	258		399
U.S. Treasury Note,
3.75%, 11/15/18(c)	1,105		1,251
			31,355
Utilities (2.3%)
Appalachian Power Co.,
5.65%, 8/15/12	255		242
Carolina Power & Light Co.,
5.13%, 9/15/13	315		316
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	225		159
Consolidated Natural Gas Co.,
6.25%, 11/1/11	355		357
Detroit Edison Co. (The),
6.13%, 10/1/10	270		272
E.ON International Finance B.V.,
5.80%, 4/30/18(e)	560		524
Equitable Resources, Inc.,
6.50%, 4/1/18	85		80
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18(c)	345		295
NiSource Finance Corp.,
2.72%, 11/23/09(h)	275		248
6.80%, 1/15/19	265		167
Ohio Edison Co.,
6.40%, 7/15/16	200		180
Ohio Power Co.,
6.00%, 6/1/16	455		436

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
Peco Energy Co.,
5.35%, 3/1/18	$175	$167
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	450	299
PPL Energy Supply LLC,
6.30%, 7/15/13(c)	265	246
Public Service Co. of Colorado,
6.50%, 8/1/38	255	285
Public Service Electric & Gas Co.,
5.00%, 1/1/13	295	288
Texas Eastern Transmission LP,
7.00%, 7/15/32	275	255
Trans-Canada Pipelines Ltd.,
6.50%, 8/15/18	210	206
Union Electric Co.,
6.70%, 2/1/19	325	297
		5,319
Total Fixed Income Securities (Cost $219,617)		218,697

	No. of Contracts
Call Options Purchased (0.2%)
90 Day EuroDollar Call @ $97.75, expiring 3/15/10 (Cost $211) (a)	234	544

	Shares
Short-Term Investments (45.8%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	5,872,677	5,873

	Face Amount (000)
Repurchase Agreement (0.6%)
Goldman Sachs & Co., 0.06%, dated 12/31/08, due 1/2/09, repurchase price $1,443; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% - 6.00%, due 11/1/19 - 12/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.00% - 7.00%, due 9/1/18 - 1/1/39; Government National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% - 11.50%, due 11/15/16 - 12/15/38, valued at $1,472.	$1,443	1,443
		7,316

	Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	9,714,955	9,715

	Face Amount (000)
U.S. Agency Securities (30.6%)
Federal Home Loan Bank,
0.06%, 1/12/09(t)	$11,500	$11,500
0.35%, 1/7/09(t)	12,200	12,200
Federal Home Loan Mortgage Corp.,
0.04%, 2/19/09(t)	8,500	8,500
0.10%, 3/4/09(t)	4,000	4,000
0.50%, 3/9/09(t)	11,500	11,499
Federal National Mortgage Association,
0.10%, 2/23/09(t)	2,500	2,500
0.45%, 2/2/09(t)	9,000	9,000
0.58%, 1/20/09(t)	12,400	12,400
		71,599

	Face Amount (000)
U.S. Treasury Securities (8.0%)
U.S. Treasury Bills,
0.002%, 1/15/09(c)(j)(r)	6,110	6,110
0.08%, 5/15/09(c)(r)	3,590	3,589
0.09%, 3/5/09(r)	9,000	8,998
		18,697
Total Short-Term Investments (Cost $107,317)		107,327
Total Investments (139.2%) (Cost $327,145) — Including $10,481 of Securities Loaned +		326,568
Liabilities in Excess of Other Assets (-39.2%)		(91,976)
Net Assets (100%)		$234,592

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2008. At December 31, 2008, the Portfolio had loaned securities with a total value of $10,481,000. This was secured by collateral of $7,316,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $3,390,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)

At December 31, 2008, the Portfolio held fair valued securities valued at approximately $297,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at December 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2008.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $92,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $170,459,000 and $186,498,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $327,145,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $577,000 of which $7,237,000 related to appreciated securities and $7,814,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $98.25, expiring 3/15/10	234	$117	$338

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	128	$27,912	Mar-09	$195
U.S. Treasury Long Bond	83	11,458	Mar-09	978
5 yr. Swap	7	825	Mar-09	10
10 yr. Swap	56	7,250	Mar-09	195
Short:
U.S. Treasury 5 yr. Note	153	18,215	Mar-09	(326)
U.S. Treasury 10 yr. Note	15	1,886	Mar-09	14
				$1,066

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
JPMorgan Chase Nordstrom, Inc., 6.95%, 3/15/28	Buy	$350	1.07%	3/20/18	$76

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America
	3 Month LIBOR	Pay	4.78%	10/10/16	$51,485	$3,754
	3 Month LIBOR	Pay	5.37	2/12/18	12,969	1,322
	3 Month LIBOR	Pay	5.07	4/14/18	8,730	770

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America (cont’d)
	3 Month LIBOR	Pay	4.98%	4/15/18	$4,285	$362
	3 Month LIBOR	Receive	4.67	8/4/18	15,975	(3,121)
	3 Month LIBOR	Receive	5.15	8/26/18	12,300	(1,098)
	3 Month LIBOR	Receive	5.08	9/3/18	53,480	(4,609)
	3 Month LIBOR	Receive	5.82	2/12/23	16,660	(1,463)
	3 Month LIBOR	Receive	5.47	4/14/23	11,180	(832)
	3 Month LIBOR	Receive	5.38	4/15/23	4,750	(338)
	3 Month LIBOR	Pay	5.34	8/26/23	15,750	1,080
	3 Month LIBOR	Pay	5.28	9/3/23	68,500	4,542
	3 Month LIBOR	Receive	4.24	10/10/38	11,686	(3,511)
Citigroup
	3 Month LIBOR	Pay	3.77	4/24/13	17,900	1,263
	3 Month LIBOR	Pay	5.33	5/22/17	12,800	2,818
	3 Month LIBOR	Pay	5.37	5/23/17	12,800	2,852
	3 Month LIBOR	Pay	5.34	5/24/17	11,000	2,425
	3 Month LIBOR	Pay	5.24	9/27/17	8,000	1,851
	3 Month LIBOR	Receive	5.29	9/28/17	9,000	(2,118)
	3 Month LIBOR	Receive	5.00	11/13/17	3,000	(609)
	3 Month LIBOR	Receive	4.73	12/27/17	6,725	(1,220)
	3 Month LIBOR	Pay	4.47	1/10/18	6,000	1,022
Goldman Sachs
	3 Month LIBOR	Pay	5.63	2/28/18	34,080	3,842
	3 Month LIBOR	Receive	6.04	2/25/23	43,725	(4,177)
JPMorgan Chase
	3 Month LIBOR	Pay	4.07	5/6/13	21,510	1,845
	3 Month LIBOR	Pay	4.27	6/2/13	8,915	840
	3 Month LIBOR	Pay	5.37	5/23/17	5,800	1,294
	3 Month LIBOR	Receive	5.23	9/27/17	8,300	(1,916)
	3 Month LIBOR	Receive	5.30	9/28/17	9,000	(2,126)
	3 Month LIBOR	Receive	5.01	11/13/17	5,000	(1,022)
	3 Month LIBOR	Receive	4.62	2/22/18	6,700	(1,250)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	5,715	487
	3 Month LIBOR	Receive	5.40	4/15/23	6,670	(478)
						$2,481

LIBOR — London Inter Bank Offer Rate

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

				Unrealized
	Notional			Appreciation
	Amount		Termination	(Depreciation)
Swap Counterparty	(000)	Receive	Date	(000)
Barclays Capital
	$4,533	3 Month LIBOR	11/15/19	$(921)
	4,726	3 Month LIBOR	11/15/21	(1,167)
JPMorgan Chase
	3,665	3 Month LIBOR	5/15/21	(903)
	4,123	3 Month LIBOR	11/15/21	(976)
				$(3,967)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Limited Duration Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2008 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (81.0%)
Agency Adjustable Rate Mortgages (1.9%)
Federal National Mortgage Association,
Conventional Pools:
4.50%, 3/1/36	$4,302	$4,075
5.20%, 5/1/35	2,184	2,149
5.67%, 4/1/35	960	966
5.93%, 2/1/35	475	476
		7,666
Agency Fixed Rate Mortgages (12.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	71	80
11.00%, 5/1/20	4	5
11.50%, 1/1/18	7	7
Gold Pools:
6.50%, 9/1/19 - 11/1/29	112	117
7.50%, 11/1/19 - 6/1/32	194	205
8.50%, 8/1/28	34	37
10.00%, 10/1/21	6	7
10.50%, 1/1/19 - 10/1/20	7	9
11.50%, 8/1/10	2	2
12.00%, 6/1/15	16	18
Federal National Mortgage Association,
4.38%, 3/15/13	42,000	45,152
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	2,497	2,610
7.00%, 7/1/29 - 12/1/33	143	151
7.50%, 2/1/30 - 3/1/32	282	299
8.00%, 6/1/31	124	132
9.50%, 11/1/20	20	22
10.00%, 8/1/16 - 9/1/16	19	21
10.50%, 12/1/16	7	8
11.00%, 7/1/20	4	5
11.50%, 11/1/19	14	16
12.50%, 2/1/15	13	16
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	80	85
10.00%, 11/15/09 - 8/15/18	182	202
11.00%, 1/15/10 - 11/15/18	69	78
11.50%, 2/15/13 - 6/15/13	7	8
		49,292
Asset Backed Securities (11.5%)
ACE Securities Corp.,
3.17%, 9/25/33(h)	392	113
Ameriquest Mortgage Securities, Inc.,
1.62%, 8/25/34(h)	1,088	139
Amortizing Residential Collateral Trust,
4.22%, 1/25/33(h)	71	3
Capital Auto Receivables Asset Trust,
5.02%, 9/15/11	2,050	2,002
5.38%, 7/15/10	6,972	6,727
Capital One Auto Finance Trust,
5.07%, 7/15/11	1,641	1,592
CNH Equipment Trust,
5.40%, 10/17/11	3,000	2,951
Countrywide Asset Backed Certificates,
4.37%, 10/25/35(h)	328	326
DaimlerChrysler Auto Trust,
5.00%, 2/8/12	8,825	8,395
Ford Credit Auto Owner Trust,
1.23%, 8/15/11(h)	5,700	5,314
5.05%, 3/15/10	415	415
5.40%, 8/15/11	8,950	8,670
Hyundai Auto Receivables Trust,
5.04%, 1/17/12	2,000	1,967
Nissan Auto Receivables Owner Trust,
5.03%, 5/16/11	3,125	3,076
USAA Auto Owner Trust,
4.90%, 2/15/12	3,900	3,855
		45,545
Collateralized Mortgage Obligations — Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corp.,
REMIC
7.50%, 9/15/29	3,073	3,267
Federal National Mortgage Association,
PAC REMIC
5.50%, 1/25/24	33	33
		3,300
Finance (24.4%)
American General Finance Corp.,
4.63%, 5/15/09	905	776
Bank of America Corp.,
3.13%, 6/15/12	14,400	14,976
4.88%, 9/15/12	2,130	2,104
Bank of Scotland plc,
5.63%, 7/20/09(e)	5,400	5,349
Bank One Corp.,
6.00%, 2/17/09	664	664
Capital One Financial Corp.,
2.47%, 9/10/09(h)	3,240	3,087
Citigroup, Inc.,
3.63%, 2/9/09	2,655	2,647
4.63%, 8/3/10	1,120	1,102
5.30%, 10/17/12	1,625	1,567
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,051
General Electric Capital Corp.,
5.45%, 1/15/13	6,200	6,250
Goldman Sachs Group, Inc. (The),
3.25%, 6/15/12	14,400	15,036
5.45%, 11/1/12	2,775	2,649
6.88%, 1/15/11	610	615
HSBC Finance Corp.,
5.88%, 2/1/09	815	815
6.38%, 10/15/11	285	280
6.75%, 5/15/11	630	628
JPMorgan Chase & Co.,
3.13%, 12/1/11	14,400	14,970
6.75%, 2/1/11	2,600	2,667
Mellon Funding Corp.,
6.40%, 5/14/11	2,465	2,553
Metropolitan Life Global Funding I,
4.63%, 8/19/10(e)	4,310	4,143
Monumental Global Funding II,
4.38%, 7/30/09(e)	1,515	1,503
Principal Life Income Funding Trusts,
5.15%, 6/17/11	2,450	2,289
Santander Central Hispano Issuance Ltd.,
7.63%, 11/3/09	1,770	1,737
Sovereign Bancorp,
1.73%, 3/23/10(h)	1,925	1,710
Wachovia Corp.,
5.30%, 10/15/11	2,100	2,027
Wells Fargo Bank N.A.,
6.45%, 2/1/11	2,380	2,468
Xlliac Global Funding,
4.80%, 8/10/10(e)	1,160	812
		96,475
Industrials (12.2%)
Amgen, Inc.,
4.00%, 11/18/09	830	829

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
AT&T, Inc.,
2.96%, 2/5/10(h)	$3,145	$3,039
BAE Systems Holdings, Inc.,
4.75%, 8/15/10(e)	2,200	2,188
BellSouth Corp.,
6.00%, 10/15/11	3,670	3,747
British Telecommunications plc,
8.63%, 12/15/10	1,400	1,441
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	3,165	3,172
Comcast Cable Communications, Inc.,
6.88%, 6/15/09	1,110	1,115
Comcast Corp.,
5.85%, 1/15/10	900	898
ConocoPhillips,
8.75%, 5/25/10	2,900	3,057
CVS Caremark Corp.,
4.00%, 9/15/09	2,710	2,678
DaimlerChrysler North America LLC,
2.43%, 3/13/09(h)	2,425	2,338
Deutsche Telekom International Finance B.V.,
8.00%, 6/15/10	2,245	2,313
FedEx Corp.,
5.50%, 8/15/09	2,100	2,103
France Telecom S.A.,
7.75%, 3/1/11	1,100	1,158
Honeywell International, Inc.,
6.13%, 11/1/11	1,605	1,683
Hospira, Inc.,
1.95%, 3/30/10(h)	2,130	2,079
Kraft Foods, Inc.,
4.13%, 11/12/09	2,125	2,129
Macy’s Retail Holdings, Inc.,
6.30%, 4/1/09	790	770
Oracle Corp.,
5.00%, 1/15/11	1,540	1,582
Safeway, Inc.,
7.50%, 9/15/09	1,585	1,609
Telecom Italia Capital S.A.,
4.88%, 10/1/10	2,400	2,173
Time Warner, Inc.,
2.41%, 11/13/09(h)	825	794
UnitedHealth Group, Inc.,
4.13%, 8/15/09	1,065	1,049
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,196
Viacom, Inc.,
2.27%, 6/16/09(h)	1,270	1,246
5.75%, 4/30/11	2,145	1,949
		48,335
U.S. Agency Security (1.2%)
Federal Home Loan Mortgage Corp.,
5.13%, 11/17/17	3,970	4,608
U.S. Treasury Securities (13.0%)
U.S. Treasury Bond STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	47,530	32,125
U.S. Treasury Bonds,
8.75%, 5/15/17	1,354	1,993
8.88%, 8/15/17 - 2/15/19	5,725	8,643
9.00%, 11/15/18	3,519	5,436
9.13%, 5/15/18	540	835
U.S. Treasury Note,
3.75%, 11/15/18	2,293	2,597
		51,629
Utilities (3.5%)
Columbus Southern Power Co.,
4.40%, 12/1/10	1,250	1,215
Enbridge Energy Partners, LP,
4.00%, 1/15/09	3,520	3,518
Enterprise Products Operating LP,
7.50%, 2/1/11	1,455	1,430
Ohio Power Co.,
4.39%, 4/5/10(h)	2,025	1,895
Pacific Gas & Electric Co.,
3.60%, 3/1/09	2,110	2,104
Sempra Energy,
4.75%, 5/15/09	2,170	2,143
Southwestern Public Service Co.,
6.20%, 3/1/09	1,670	1,669
		13,974
Total Fixed Income Securities (Cost $319,079)		320,824

	No. of Contracts
Call Options Purchased (0.1%)
90 Day EuroDollar Call @ $97.75, expiring 3/15/10 (Cost $204) (a)	226	526

	Shares
Short-Term Investments (19.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	779,982	780

	Face Amount (000)
U.S. Agency Securities (17.4%)
Federal Home Loan Bank,
0.05%, 1/7/09(t)	$10,000	10,000
0.75%, 2/3/09(t)	20,000	20,000
Federal National Mortgage Association,
0.18%, 3/11/09(t)	2,605	2,605
0.85%, 1/7/09(t)	14,000	14,000
0.86%, 2/4/09(t)	22,500	22,500
		69,105
U.S. Treasury Securities (1.7%)
U.S. Treasury Bills,
0.002%, 1/15/09(r)	4,760	4,760
0.10%, 1/8/09(r)	2,000	2,000
		6,760
Total Short-Term Investments (Cost $76,609)		76,645
Total Investments (100.4%) (Cost $395,892) +		397,995
Liabilities in Excess of Other Assets (-0.4%)		(1,684)
Net Assets (100%)		$396,311

(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $70,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $174,380,000 and $189,062,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $395,892,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,103,000 of which $8,235,000 related to appreciated securities and $6,132,000 related to depreciated securities.

PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury10 yr. Note	236	$29,677	Mar-09	$714
Short:
U.S. Treasury 2 yr. Note	694	151,335	Mar-09	(1,784)
U.S. Treasury 5 yr. Note	687	81,790	Mar-09	(1,906)
5 yr. Swap	763	89,927	Mar-09	(1,376)
10 yr. Swap	40	5,179	Mar-09	(144)
				$(4,496)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $98.25, expiring 3/15/10	226	$112	$326

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation	Credit
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)	Rating
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	of Issuer
Barclays Capital
Dow Jones CDX North America Investment Grade Index, Series 9	Buy	$7,710	0.60%	12/20/12	$(187)	NR
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 8	Sell	7,808	0.35	6/20/12	(364)	Baa2/BBB*
					$(551)

NR — Not Rated

* Credit rating calculated based on average rating of constituents.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America
	3 Month LIBOR	Pay	4.21%	6/3/13	$100,000	$9,142
	3 Month LIBOR	Receive	5.38	7/24/13	21,236	(2,113)
	3 Month LIBOR	Pay	4.78	10/10/16	68,034	4,960
	3 Month LIBOR	Pay	5.07	4/14/18	6,410	566
	3 Month LIBOR	Pay	4.98	4/15/18	2,315	196
	6 Month EUR LIBOR	Pay	4.42	10/7/18	9,146	55
	3 Month LIBOR	Receive	4.80	10/7/18	14,067	(1,040)

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America (cont’d)
	3 Month LIBOR	Receive	5.47%	4/14/23	$8,210	$(611)
	3 Month LIBOR	Receive	5.38	4/15/23	2,350	(167)
	3 Month LIBOR	Pay	5.56	7/24/23	27,153	2,077
	6 Month EUR LIBOR	Receive	4.39	10/7/23	11,450	4
	3 Month LIBOR	Pay	4.80	10/7/23	17,545	858
	3 Month LIBOR	Receive	4.24	10/10/38	14,407	(4,329)
Citigroup
	3 Month LIBOR	Pay	2.90	2/28/10	20,500	504
Deutsche Bank
	3 Month LIBOR	Pay	4.55	10/23/09	21,200	548
	3 Month LIBOR	Pay	4.43	11/8/09	21,000	586
	6 Month EUR LIBOR	Receive	4.93	7/1/18	27,465	(995)
	6 Month EUR LIBOR	Pay	4.96	7/24/18	13,733	505
	6 Month EUR LIBOR	Pay	5.27	7/1/23	34,375	1,246
	6 Month EUR LIBOR	Receive	5.19	7/24/23	17,188	(566)
Goldman Sachs
	3 Month LIBOR	Pay	4.64	9/11/09	21,200	733
	3 Month LIBOR	Pay	5.63	2/28/18	22,335	2,519
	3 Month LIBOR	Receive	6.04	2/25/23	28,925	(2,763)
	3 Month LIBOR	Pay	4.79	10/7/23	8,761	426
JPMorgan Chase
	3 Month LIBOR	Pay	5.33	1/30/09	10,700	193
	3 Month LIBOR	Pay	4.96	3/12/09	21,500	422
	3 Month LIBOR	Pay	5.39	6/6/09	21,200	383
	3 Month LIBOR	Pay	5.48	6/14/09	21,300	406
	3 Month LIBOR	Pay	5.36	6/28/09	21,300	429
	3 Month LIBOR	Pay	5.36	7/13/09	21,350	743
	3 Month LIBOR	Pay	5.08	8/1/09	22,000	784
	3 Month LIBOR	Pay	4.79	9/20/09	21,100	800
	3 Month LIBOR	Pay	4.78	10/18/09	21,000	555
	3 Month LIBOR	Pay	4.35	10/29/09	21,300	527
	3 Month LIBOR	Pay	4.14	12/12/09	21,000	556
	3 Month LIBOR	Pay	3.99	12/14/09	22,000	553
	3 Month LIBOR	Pay	2.79	2/4/10	20,500	417
	3 Month LIBOR	Pay	4.18	6/9/13	13,000	1,174
	3 Month LIBOR	Receive	4.80	10/7/18	7,033	(520)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	3,085	263
	3 Month LIBOR	Receive	5.40	4/15/23	3,300	(237)
						$19,789

EUR — Euro

LIBOR — London Inter Bank Offer Rate

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

				Unrealized
	Notional			Appreciation
	Amount		Termination	(Depreciation)
Swap Counterparty	(000)	Receive	Date	(000)
Barclays Capital
	$6,220	3 Month LIBOR	11/15/19	$(1,329)
Deutsche Bank
	4,009	3 Month LIBOR	11/15/21	(887)
JPMorgan Chase
	2,799	3 Month LIBOR	11/15/19	(555)
	4,419	3 Month LIBOR	11/15/20	(1,086)
	3,235	3 Month LIBOR	5/15/21	(834)
	5,658	3 Month LIBOR	11/15/21	(1,399)
UBS
	1,398	3 Month LIBOR	11/15/19	(262)
				$(6,352)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Long Duration Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2008 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (92.3%)
Agency Fixed Rate Mortgages (3.8%)
Federal National Mortgage Association,
January TBA:
5.00%, 1/25/39(i)	$650	$664
5.50%, 1/25/39(i)	500	512
		1,176
Collateralized Mortgage Obligation (0.6%)
Federal National Mortgage Association,
REMIC
5.00%, 6/25/35	188	188
Finance (10.2%)
Abbey National plc,
7.95%, 10/26/29	50	44
Ace INA Holdings, Inc.,
6.70%, 5/15/36	15	13
Aetna, Inc.,
6.63%, 6/15/36	40	33
AIG SunAmerica Global Financing X,
6.90%, 3/15/32(e)	17	11
Allstate Corp.,
5.95%, 4/1/36	65	55
Bank of America N.A.,
6.00%, 10/15/36	365	389
Bank One Corp.,
8.00%, 4/29/27	250	269
BB&T Corp.,
5.25%, 11/1/19	90	81
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	45	49
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	95	98
Chubb Corp.,
6.50%, 5/15/38	40	38
Citigroup, Inc.,
5.85%, 12/11/34	265	265
Farmers Exchange Capital,
7.05%, 7/15/28(e)	100	61
General Electric Capital Corp.,
5.88%, 1/14/38	255	251
6.15%, 8/7/37	15	15
6.75%, 3/15/32	230	245
Goldman Sachs Group, Inc. (The),
6.13%, 2/15/33	50	46
6.75%, 10/1/37	300	244
HSBC Holdings plc,
6.50%, 5/2/36	235	239
JPMorgan Chase & Co.,
6.40%, 5/15/38	15	18
Merrill Lynch & Co., Inc.,
6.11%, 1/29/37	100	90
7.75%, 5/14/38	100	111
MetLife, Inc.,
5.70%, 6/15/35	95	78
Nationwide Building Society,
4.25%, 2/1/10(e)	105	104
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	10
Popular North America, Inc.,
5.65%, 4/15/09	50	50
Prudential Financial, Inc.,
5.90%, 3/17/36	30	19
6.63%, 12/1/37	20	14
Sovereign Bancorp,
1.73%, 3/23/10(h)	105	93
Travelers Cos., Inc. (The),
5.80%, 5/15/18	25	24
6.75%, 6/20/36	25	26
WellPoint, Inc.,
6.38%, 6/15/37	25	23
		3,106
Industrials (24.3%)
Alcan, Inc.,
6.13%, 12/15/33	25	15
Alcoa, Inc.,
5.95%, 2/1/37	50	33
Altria Group, Inc.,
9.95%, 11/10/38	45	49
Anadarko Petroleum Corp.,
6.45%, 9/15/36	50	40
Apache Corp.,
6.00%, 1/15/37	30	29
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	5	5
6.45%, 1/15/38	20	20
6.63%, 5/1/29	35	36
Astrazeneca plc,
6.45%, 9/15/37	105	120
AT&T Corp.,
8.00%, 11/15/31	410	517
AT&T, Inc.,
6.40%, 5/15/38	115	124
Baxter International, Inc.,
6.25%, 12/1/37	85	98
BellSouth Corp.,
6.55%, 6/15/34	80	81
Biogen Idec, Inc.,
6.88%, 3/1/18	70	69
Boeing Co.,
6.13%, 2/15/33	70	73
Bristol-Myers Squibb Co.,
5.88%, 11/15/36	40	43
6.13%, 5/1/38	45	49
BSKYB Finance UK plc,
6.50%, 10/15/35(e)	50	37
Burlington Northern Santa Fe Corp.,
6.15%, 5/1/37	55	51
Canadian Natural Resources Ltd.,
6.25%, 3/15/38	20	16
6.45%, 6/30/33	40	32
Caterpillar, Inc.,
6.05%, 8/15/36	35	34
Coca-Cola Enterprises, Inc.,
6.95%, 11/15/26	94	95
Comcast Corp.,
6.40%, 5/15/38	60	60
6.45%, 3/15/37	155	155
6.95%, 8/15/37	100	105
ConAgra Foods, Inc.,
8.25%, 9/15/30	80	88
ConocoPhillips Holding Co.,
6.95%, 4/15/29	105	113
ConocoPhillips,
5.90%, 5/15/38	100	99
Corning, Inc.,
7.25%, 8/15/36	20	16
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	105	64
Daimler Finance North America LLC,
8.50%, 1/18/31	105	77
Delhaize America, Inc.,
9.00%, 4/15/31	25	25
Dell, Inc.,
6.50%, 4/15/38	75	63

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	$60	$74
Devon Financing Corp. ULC,
7.88%, 9/30/31	65	72
Diageo Capital plc,
5.88%, 9/30/36	40	38
Dr. Pepper Snapple Group, Inc.,
7.45%, 5/1/38(e)	40	40
Eli Lilly & Co.,
5.55%, 3/15/37	45	47
EnCana Corp.,
6.50%, 2/1/38	50	41
6.63%, 8/15/37	30	24
France Telecom S.A.,
8.50%, 3/1/31	105	132
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	115	130
Hess Corp.,
7.13%, 3/15/33	55	49
Hewlett-Packard Co.,
5.50%, 3/1/18	30	30
HJ Heinz Finance Co.,
6.75%, 3/15/32	30	27
Home Depot, Inc.,
5.88%, 12/16/36	70	55
Honeywell International, Inc.,
5.30%, 3/1/18	40	41
International Business Machines Corp.,
5.88%, 11/29/32	60	63
8.00%, 10/15/38	100	134
JC Penney Corp., Inc.,
7.40%, 4/1/37	50	33
Kellogg Co.,
7.45%, 4/1/31	60	74
Koninklijke Philips Electronics N.V.,
6.88%, 3/11/38	95	90
Kraft Foods, Inc.,
6.88%, 1/26/39	105	106
Kroger Co. (The),
6.90%, 4/15/38	60	63
Lockheed Martin Corp.,
6.15%, 9/1/36	75	82
Lowe’s Cos, Inc.,
6.65%, 9/15/37	35	33
Medco Health Solutions, Inc.,
7.13%, 3/15/18	55	51
Merck & Co., Inc.,
5.75%, 11/15/36	40	42
Monsanto Co.,
5.88%, 4/15/38	30	32
News America, Inc.,
6.40%, 12/15/35	160	148
Nexen, Inc.,
6.40%, 5/15/37	75	59
Norfolk Southern Corp.,
7.05%, 5/1/37	80	84
Northrop Grumman Space & Mission System Corp.,
7.75%, 6/1/29	10	12
Northrop Grumman Systems Corp.,
7.75%, 2/15/31	65	80
Oracle Corp.,
6.50%, 4/15/38	30	33
Parker Hannifin Corp.,
6.25%, 5/15/38	50	49
Petro-Canada,
5.95%, 5/15/35	55	38
6.80%, 5/15/38	30	23
Philip Morris International, Inc.,
6.38%, 5/16/38	80	83
Procter & Gamble Co.,
5.55%, 3/5/37	75	84
Raytheon Co.,
7.00%, 11/1/28	35	40
Rio Tinto Finance USA Ltd.,
7.13%, 7/15/28	30	21
Schering-Plough Corp.,
6.55%, 9/15/37	95	96
Shell International Finance B.V.,
6.38%, 12/15/38	35	40
Suncor Energy, Inc.,
6.50%, 6/15/38	25	19
Target Corp.,
7.00%, 1/15/38	100	93
Telecom Italia Capital S.A.,
7.20%, 7/18/36	125	96
Telefonica Europe B.V.,
8.25%, 9/15/30	130	153
Time Warner Cable, Inc.,
6.55%, 5/1/37	140	135
7.30%, 7/1/38	60	62
Time Warner, Inc.,
6.50%, 11/15/36	70	63
7.70%, 5/1/32	210	211
Union Pacific Corp.,
6.25%, 5/1/34	55	52
United Parcel Service, Inc.,
6.20%, 1/15/38	30	33
United Technologies Corp.,
6.05%, 6/1/36	115	121
UnitedHealth Group, Inc.,
6.88%, 2/15/38	50	44
Vale Overseas Ltd.,
6.88%, 11/21/36	45	41
Valero Energy Corp.,
6.63%, 6/15/37	65	48
Verizon Communications, Inc.,
5.85%, 9/15/35	135	135
6.40%, 2/15/38	165	176
8.95%, 3/1/39	50	65
VF Corp.,
6.45%, 11/1/37	30	24
Viacom, Inc.,
6.88%, 4/30/36	140	111
Vivendi,
6.63%, 4/4/18(e)	80	65
Vodafone Group plc,
6.15%, 2/27/37	110	109
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	150	150
6.50%, 8/15/37	75	89
Weatherford International Ltd.,
6.50%, 8/1/36	55	41
7.00%, 3/15/38	35	27
Wyeth,
5.95%, 4/1/37	85	95
6.50%, 2/1/34	40	44
XTO Energy, Inc.,
6.38%, 6/15/38	55	49
6.75%, 8/1/37	25	23
		7,398
Sovereign (2.0%)
Federated Republic of Brazil,
8.25%, 1/20/34	350	430

	Face Amount	Value
	(000)	(000)
Sovereign (cont’d)
United Mexican States,
6.05%, 1/11/40	$175	$170
		600
U.S. Agency Securities (6.3%)
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	630	927
Federal National Mortgage Association,
7.25%, 5/15/30	645	987
		1,914
U.S. Treasury Securities (39.1%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	3,880	2,623
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	750	487
U.S. Treasury Bonds,
6.13%, 11/15/27	275	395
6.38%, 8/15/27	2,000	2,928
6.63%, 2/15/27	3,500	5,235
8.75%, 5/15/17	16	24
8.88%, 8/15/17 - 2/15/19	69	104
9.00%, 11/15/18	41	63
9.13%, 5/15/18	6	9
U.S. Treasury Note,
3.75%, 11/15/18	30	34
		11,902
Utilities (6.0%)
Alabama Power Co.,
6.13%, 5/15/38	80	80
Arizona Public Service Co.,
5.50%, 9/1/35	85	49
Carolina Power & Light Co.,
6.13%, 9/15/33	40	43
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	18
Columbus Southern Power Co.,
6.60%, 3/1/33	30	28
Consolidated Edison Co. of New York, Inc.,
5.85%, 3/15/36	40	38
Consumers Energy Co.,
4.40%, 8/15/09	55	55
5.65%, 4/15/20	40	37
Detroit Edison Co.,
6.35%, 10/15/32	90	84
Duke Energy Ohio, Inc.,
5.40%, 6/15/33	45	39
E.ON International Finance B.V.,
6.65%, 4/30/38(e)	105	98
Enel Finance International S.A.,
6.80%, 9/15/37(e)	100	77
Enterprise Products Operating LP,
6.65%, 10/15/34	40	30
6.88%, 3/1/33	70	54
Equitable Resources, Inc.,
6.50%, 4/1/18	50	47
Florida Power & Light Co.,
5.63%, 4/1/34	40	43
5.85%, 2/1/33	35	38
Keyspan Corp.,
5.80%, 4/1/35	50	39
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	50
6.95%, 1/15/38	10	8
Northern States Power Co.,
6.25%, 6/1/36	35	37
Ohio Edison Co.,
6.88%, 7/15/36	95	86
Ohio Power Co.,
6.60%, 2/15/33	110	102
Pacific Gas & Electric Co.,
6.05%, 3/1/34	40	43
Pacificorp,
5.75%, 4/1/37	40	40
6.25%, 10/15/37	85	90
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	85	56
Public Service Co. of Colorado,
6.25%, 9/1/37	75	81
Public Service Electric & Gas Co.,
5.80%, 5/1/37	65	61
Southern California Edison Co.,
5.55%, 1/15/37	60	63
Texas Eastern Transmission LP,
7.00%, 7/15/32	45	42
TransCanada Pipelines Ltd.,
6.20%, 10/15/37	75	65
Virginia Electric and Power Co.,
6.00%, 1/15/36	95	93
8.88%, 11/15/38	10	13
		1,827
Total Fixed Income Securities (Cost $25,943)		28,111

	No. of
	Contracts
Call Options Purchased (0.2%)
90 Day EuroDollar Call @ $97.75, expiring 3/15/10 (Cost $21) (a)	23	53

	Shares
Short-Term Investments (11.1%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (p)	621,591	622

	Face Amount
	(000)
U.S. Agency Securities (3.3%)
Federal Home Loan Mortgage Corp.,
0.05%, 3/9/09(t)	$500	500
0.10%, 2/23/09(t)	500	500
		1,000
U.S. Treasury Securities (5.8%)
U.S. Treasury Bills,
0.002%, 1/15/09(j)(r)	110	110
0.08%, 5/15/09(r)	255	255
0.10%, 1/8/09(r)	1,400	1,400
		1,765
Total Short-Term Investments (Cost $3,387)		3,387
Total Investments (103.6%) (Cost $29,351) +		31,551
Liabilities in Excess of Other Assets (-3.6%)		(1,111)
Net Assets (100%)		$30,440

(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $3,000. For the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $10,153,000 and $10,706,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2008.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $29,351,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,200,000 of which $3,116,000 related to appreciated securities and $916,000 related to depreciated securities.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $98.25, expiring 3/15/10	23	$11	$33

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	2	$238	Mar-09	$2
U.S. Treasury 10 yr. Note	14	1,761	Mar-09	22
U.S. Treasury Long Bond	23	3,175	Mar-09	280
Short:
U.S. Treasury 2 yr. Note	14	3,053	Mar-09	(20)
5 yr. Swap	15	1,768	Mar-09	(21)
10 yr. Swap	47	6,085	Mar-09	(148)
				$115

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation	Credit
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)	Rating
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	of Issuer*
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9,	Sell	$142	0.80%	12/20/17	$(3)	Baa2/BBB
Dow Jones CDX North America Investment Grade Index, Series 10,	Sell	142	1.55	6/20/13	(4)	Baa2/BBB
					$(7)

* Credit rating calculated based on average rating of constituents.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
	3 Month LIBOR	Receive	5.38%	7/24/13	$2,155	$(214)
	3 Month LIBOR	Pay	4.78	10/10/16	4,853	354
	3 Month LIBOR	Pay	5.37	2/12/18	548	56
	3 Month LIBOR	Pay	5.07	4/14/18	570	50

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America (cont’d)
	3 Month LIBOR	Pay	4.98%	4/15/18	$1,235	$104
	3 Month LIBOR	Receive	4.67	8/4/18	1,500	(293)
	6 Month EUR LIBOR	Pay	4.42	10/7/18	1,004	6
	3 Month LIBOR	Receive	4.80	10/7/18	1,427	(105)
	3 Month LIBOR	Receive	5.82	2/12/23	705	(62)
	3 Month LIBOR	Receive	5.47	4/14/23	730	(54)
	3 Month LIBOR	Receive	5.38	4/15/23	1,520	(108)
	3 Month LIBOR	Pay	5.56	7/24/23	2,768	212
	6 Month EUR LIBOR	Receive	4.39	10/7/23	1,255	— @
	3 Month LIBOR	Pay	4.80	10/7/23	1,786	87
	3 Month LIBOR	Receive	4.24	10/10/38	1,101	(331)
Citigroup
	3 Month LIBOR	Pay	5.44	5/29/17	1,875	428
	3 Month LIBOR	Pay	5.46	8/7/17	1,000	248
Deutsche Bank
	3 Month LIBOR	Pay	4.10	5/25/17	3,085	385
	3 Month LIBOR	Pay	5.45	8/9/17	1,300	322
	6 Month EUR LIBOR	Receive	4.93	7/1/18	2,265	(82)
	6 Month EUR LIBOR	Receive	4.86	7/10/18	355	(11)
	6 Month EUR LIBOR	Pay	4.96	7/24/18	1,508	55
	6 Month EUR LIBOR	Pay	5.27	7/1/23	2,835	103
	6 Month EUR LIBOR	Pay	5.24	7/9/23	490	17
	6 Month EUR LIBOR	Pay	4.86	7/10/23	445	16
	6 Month EUR LIBOR	Pay	4.86	7/10/23	395	(13)
	6 Month EUR LIBOR	Receive	5.19	7/24/23	1,885	(62)
Goldman Sachs
	3 Month LIBOR	Pay	5.63	2/28/18	1,945	219
	3 Month LIBOR	Receive	6.04	2/25/23	2,495	(238)
	3 Month LIBOR	Pay	4.79	10/7/23	893	43
JPMorgan Chase
	3 Month LIBOR	Pay	4.07	5/6/13	1,155	99
	3 Month LIBOR	Receive	4.80	10/7/18	713	(53)
	3 Month LIBOR	Pay	5.42	9/21/37	1,000	544
						$1,722

EUR — Euro

LIBOR — London Inter Bank Offer Rate

@ Amount is less than $500.

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Receive	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital
	$609	3 Month LIBOR	11/15/19	$(124)
	414	3 Month LIBOR	11/15/21	(102)
Deutsche Bank
	370	3 Month LIBOR	11/15/21	(78)
JPMorgan Chase
	276	3 Month LIBOR	11/15/19	(52)
	320	3 Month LIBOR	5/15/21	(79)
	554	3 Month LIBOR	11/15/21	(131)
UBS
	141	3 Month LIBOR	11/15/19	(25)
				$(591)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2008 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (97.7%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
IO PAC REMIC
6.00%, 4/15/32(d)	$983	$42
IO REMIC
6.50%, 3/15/33(d)	433	46
Federal National Mortgage Association,
Inv Fl IO REMIC
8.53%, 3/25/23(d)	392	36
IO REMIC
1.18%, 4/25/36(d)	10,016	75
6.00%, 6/25/33 - 8/25/35(d)	3,788	313
Government National Mortgage Association,
Inv Fl IO
6.91%, 12/16/25(d)	263	27
6.96%, 5/16/32(d)	167	14
7.51%, 4/16/19 - 12/16/29(d)	599	60
		613
Mortgages - Other (0.2%)
Countrywide Alternative Loan Trust,
0.79%, 3/20/47(d)(h)	1,934	175
0.81%, 12/20/46(d)(h)	2,795	250
0.97%, 6/25/47(d)(h)	3,089	276
Countrywide Home Loan Mortgage Pass Through Trust,
0.84%, 4/25/46(d)(h)	1,496	187
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
3.09%, 2/25/47(h)	2,119	233
Washington Mutual Mortgage Pass Through Certificates,
0.72%, 1/25/47(d)(h)	2,148	173
Washington Mutual, Inc.,
0.75%, 6/26/46(d)(h)	2,668	280
0.77%, 10/25/46(d)(h)	2,667	241
		1,815
Municipal Bonds (97.4%)
Alameda County, CA, Joint Powers Authority, Lease, Revenue Bonds (FSA),
5.00%, 12/1/26 - 12/1/27	5,250	5,162
Alameda Unified School District General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,179
Alaska Railroad Corp., Revenue Bonds (FGIC),
5.00%, 8/1/15	2,680	2,878
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A,
5.00%, 9/1/18	3,000	2,991
Allegheny County, PA, Industrial Development Authority, Revenue Bonds,
4.75%, 12/1/32	525	488
Alvord, CA, Unified School District, 2007 Election, General Obligation Bonds (FSA),
5.00%, 8/1/24 - 8/1/25	4,370	4,373
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,115
Arizona State, Series A, COP (FSA),
5.00%, 9/1/26	5,900	5,711
Badger TOB Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	990	876
Berks County, PA, General Obligation Bonds (FGIC),
Zero Coupon, 5/15/19 - 11/15/20	2,250	1,343
Blount County, TN, Public Building Authority, Local Government, Revenue Bonds (AGC),
5.00%, 6/1/28	825	801
Brandon School District, MI, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/19	4,230	4,626
Brazos, TX, Harbor Industrial Development Corp., Environmental Facilities, Dow Chemical Project, Revenue Bonds,
5.90%, 5/1/38(h)	2,695	1,812
Brownsville, TX, Utility System, Revenue Bonds (FSA),
5.00%, 9/1/23 - 9/1/26	12,140	11,809
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
5.38%, 6/1/24(j)	10,525	7,342
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,199
5.50%, 6/1/15	1,275	1,332
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,465
Camden, AL, Industrial Development Board, Revenue Bonds,
6.13%, 12/1/24	625	729
Center Township, PA, Sewer Authority, Revenue Bonds (MBIA),
Zero Coupon, 4/15/17	615	464
Chandler, AZ, Industrial Development Authority, Revenue Bonds,
4.38%, 12/1/35(h)	1,400	1,348
Chelsea, MA, Lease Revenue Bonds, Series B (FSA; SAVRS),
3.99%, 6/13/23(h)	4,750	4,750
Chicago, IL, Board of Education, General Obligation Bonds (FSA),
5.00%, 12/1/17	1,010	1,107
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,492
Chicago, IL, Transit Authority, Revenue Bonds (AGC),
5.25%, 6/1/23 - 6/1/24	6,165	6,278
Children’s Trust Fund, Revenue Bonds,
5.38%, 5/15/33	1,745	1,181
Citizens Property Insurance Corp., FL, Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	2,990
City of Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/16	1,000	1,110
City of Memphis, TN, General Obligation Bonds (AGC),
4.50%, 4/1/27	660	607
City of Seattle, WA, Revenue Bonds,
5.00%, 2/1/18 - 2/1/19	4,890	5,262
Clark County, WA, School District No. 117, Camas, General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,647
Clear Creek, TX, Independent School District (PSFG),
5.65%, 2/15/19	35	36
Cleveland, OH, Income Tax, Bridges & Roadways, Revenue Bonds (AGC),
5.00%, 10/1/25	1,555	1,556
Coachella Valley, Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	247
Colorado E470 Public Highway Authority, Revenue Bonds (MBIA),
Zero Coupon, 9/1/29	18,900	2,943
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (MBIA),
4.38%, 3/1/14	1,400	1,437
4.50%, 3/1/15	1,600	1,640
4.60%, 3/1/16	1,000	1,022
Colorado Health Facilities Authority, Revenue Bonds (FSA),
4.75%, 9/1/25	2,305	1,968

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Colorado Health Facilities Authority, Revenue Bonds,
Zero Coupon, 7/15/20	$1,000	$622
Connecticut State Health & Educational Facility, Revenue Bonds (MBIA),
5.00%, 7/1/23 - 7/1/24	5,550	5,371
Cook County, IL, School District, General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	1,812
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/14	1,330	1,466
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/12 - 8/1/13	8,465	8,740
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,234
County of Riverside, CA, COP (AMBAC),
5.00%, 11/1/14	3,500	3,767
County of St. Lucie, FL, Transportation Revenue Bonds (AMBAC),
5.00%, 8/1/13	1,000	1,070
Cowlitz County, WA, Public Utility District No. 1 (FGIC),
5.00%, 9/1/11	2,445	2,556
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,350
Crandall, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/19 - 8/15/21	4,315	2,451
Crisp County Development Authority, Revenue Bonds,
5.55%, 2/1/15	200	166
Crown Point, IN, Multi-School Building Corp., Revenue Bonds (MBIA),
Zero Coupon, 1/15/24	5,200	2,122
Cypress-Fairbanks, TX, Independent School District, General Obligation Bonds (PSFG),
4.80%, 2/15/19	925	953
De Kalb County, IL, Community School District No. 428, General Obligation Bonds (FSA),
5.00%, 1/1/24 - 1/1/25	4,275	4,190
Denton, TX, Utility System, Revenue Bonds (AMBAC),
5.00%, 12/1/16	315	328
Detroit, MI, Sewer Disposal, Revenues Bonds (BHAC; FGIC),
5.25%, 7/1/28	11,750	11,401
5.50%, 7/1/26	475	484
Detroit, MI, Water Supply System, Second Lien, Revenue Bonds (BHAC; FGIC),
5.50%, 7/1/25	3,490	3,569
5.75%, 7/1/26	8,735	9,072
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26(h)	1,100	829
District of Columbia Water & Sewer Authority, Public Utility, Revenue Bonds (AGC),
5.00%, 10/1/26 - 10/1/27(j)	4,860	4,740
District of Columbia, General Obligation Bonds (FSA),
5.00%, 6/1/16 - 6/1/19(j)	11,480	12,216
Dover, PA, Area School District, General Obligation Bonds (FGIC),
5.00%, 4/1/16	1,000	1,038
Duncanville, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/22	4,000	2,017
Eagle, IN, Union Middle School Building, Revenue Bonds (AMBAC),
4.90%, 7/5/16	1,000	1,042
5.00%, 7/5/17	1,500	1,568
Eanes, TX, Independent School District, General Obligation Bonds (PSFG),
4.80%, 8/1/19	1,365	1,414
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,144
Essex County, NJ, Utility Authority, Revenue Bonds (FSA),
4.80%, 4/1/14	1,005	1,010
Eureka, CA, Union School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,405
Everett, WA, Water & Sewer, Revenue Bonds (MBIA),
5.00%, 7/1/13	1,630	1,782
Florida Municipal Loan Council, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,080
Florida State Mid-Bay Bridge Authority, Revenue Bonds (AGC),
5.00%, 10/1/22	4,225	4,234
Fontana, CA, Unified School District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/30 - 8/1/32	20,050	5,171
Fort Wayne Hospital Authority, IN, Revenue Bonds (MBIA),
4.70%, 11/15/11	520	531
Frisco, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/20 - 8/15/22	6,260	3,370
Geneva, IL, Industrial Development, Revenue Bonds (FSA),
4.80%, 5/1/19	1,705	1,732
Georgetown County, SC, Pollution Control Facility, Revenue Bonds,
5.13%, 2/1/12	725	665
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38	1,400	1,235
Girard Area, PA, School District, General Obligation Bonds (FGIC),
Zero Coupon, 10/1/18 - 10/1/19	950	590
Grand Prairie, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/14	2,240	1,878
Greenville, MI, Public Schools, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/18	2,645	2,909
Greenwood Fifty School Facilities, Inc., SC, Installment Purchase, Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,068
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	830	756
Harris County, TX, Health Facilities Development Corp., Thermal Utilities, Revenue Bonds (AGC),
5.25%, 11/15/24 - 11/15/25	7,480	7,553
Harvey County, KS, Unified School District No. 373 Newton Refunding & Improvement (MBIA),
5.00%, 9/1/19	2,630	2,708
Hawaii State, COP, General Obligation Bonds (AMBAC),
4.80%, 5/1/12	1,275	1,282
Honolulu, HI, City & County, Wastewater System, Revenue Bonds (FSA),
5.00%, 7/1/24	810	803
Houston, TX, Community College System, Revenue Bonds (AMBAC),
4.00%, 4/15/12	1,465	1,534

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Houston, TX, Community College System, Revenue Bonds (FSA),
5.00%, 4/15/24 - 4/15/25	$3,725	$3,703
Houston, TX, Hotel Occupancy, Revenue Bonds (FSA; AMBAC),
Zero Coupon, 9/1/25 - 9/1/26	14,175	5,073
Houston, TX, Utility System, Revenue Bonds (FGIC),
5.00%, 11/15/13	1,000	1,071
Houston, TX, Water & Sewer System, Revenue Bonds (FSA),
Zero Coupon, 12/1/25(j)	12,350	5,312
Idaho Housing & Finance Association, Grant - Revenue Anticipation - Federal Highway Trust, Revenue Bonds (AGC),
5.25%, 7/15/25 - 7/15/26	8,450	8,725
Illinois Finance Authority, Edward Hospital, Revenue Bonds (AMBAC),
6.00%, 2/1/23 - 2/1/26	2,455	2,212
Illinois Finance Authority, Gas Supply, Revenue Bonds,
3.75%, 2/1/33(h)	5,150	5,059
Illinois Health Facilities Authority, Revenue Bonds (AMBAC; SAVRS),
2.92%, 9/16/24(h)	11,750	11,750
Illinois Health Facilities Authority, Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	998
Illinois Municipal Electric Agency, Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,210
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,466
Indiana State Development Finance Authority, Revenue Bonds,
4.70%, 10/1/31(h)	100	76
Indiana Transportation Finance Authority, Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,214
Indio, CA, Redevelopment Agency, Tax Allocation,
5.00%, 8/15/24	1,470	1,238
5.13%, 8/15/25	2,015	1,699
Intermountain Power Agency, UT, Power Supply, Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,275
Iowa Finance Authority, Private University, Revenue Bonds (CIFG),
5.00%, 4/1/13	1,210	1,210
Irving, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/13	1,945	1,701
Kendall & Kane Counties, IL, Community School District No. 115, Yorkville, General Obligation Bonds (AGC),
5.00%, 2/1/27 - 2/1/28	6,095	5,981
Kendall, Kane & Will Counties, IL, Community School District No. 308, General Obligation Bonds (FSA),
Zero Coupon, 2/1/23 - 2/1/27	20,770	8,536
Kentucky Asset Liability Commission, KY, Revenue Bonds (MBIA),
5.00%, 9/1/14	1,800	1,987
Kentucky State Property & Buildings Commission, Revenue Bonds (FSA),
5.00%, 11/1/25	1,225	1,220
King County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/19	1,075	1,115
Lake County, IL, Community Consolidated School District, General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	6,899
Lansing, MI, Board of Water & Light, Revenue Bonds,
5.00%, 7/1/24 - 7/1/26	4,920	4,883
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	162
Lone Star College System, TX, General Obligation Bonds,
5.25%, 8/15/25	3,200	3,249
Long Beach, CA, Community College District, General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	2,003
Long Island, NY, Power Authority Electric System, Revenue Bonds (FSA),
Zero Coupon, 6/1/16	3,700	2,731
Louisiana Correctional Facilities Corp., LA, Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,305
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects (AMBAC),
5.00%, 11/1/13	1,320	1,410
5.00%, 11/1/15(e)	1,200	1,287
Louisiana Offshore Terminal Authority, LA, Revenue Bonds,
4.30%, 10/1/37(h)	2,600	2,558
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/14	1,355	1,490
Madera, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,209
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,530
Maricopa County, AZ, Pollution Control,
4.00%, 1/1/38(h)	350	350
Massachusetts State Development Financing Agency, Resource Recovery, Waste Management, Inc. Project, Revenue Bonds,
6.90%, 12/1/29(h)	250	249
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,620
Memphis-Shelby Sports Authority, Inc., Revenue Bonds, Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,509
Merced City, CA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,314
Merrillville, IN, Multi School Building Corp., Revenue Bonds,
5.00%, 1/15/17 - 7/15/17	2,545	2,655
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,696
Miami-Dade County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 5/1/13	5,995	6,014
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,351
Michigan State Strategic Fund, Michigan House of Representatives Facilities, Revenue Bonds (AGC),
5.25%, 10/15/23	1,485	1,515
Michigan State Strategic Fund, Solid Waste Management Project, Revenue Bonds (GTY AGMT),
4.63%, 12/1/12	275	233
Milwaukee, WI, Sewer, Revenue Bonds (AMBAC),
4.88%, 6/1/19	2,070	2,122

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Monmouth County, NJ, Improvement Authority, Revenue Bonds (AMBAC),
5.00%, 12/1/16 - 12/1/17	$3,010	$3,263
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	262
Morton Grove, IL, General Obligation Bonds (FGIC),
4.50%, 12/1/13	1,480	1,481
Mount San Antonio, CA, Community College District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	19,465
Murrieta Valley, CA, Unified School District, Public Financing Authority, General Obligation Bonds (FSA),
Zero Coupon, 9/1/24 - 9/1/30	15,100	4,279
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/13	2,000	2,154
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp., Revenue Bonds,
5.00%, 7/1/27	1,690	1,332
New Jersey State Educational Facilities Authority, Rowan University, Revenue Bonds (AGC),
5.00%, 7/1/27	2,405	2,410
New Mexico Finance Authority, Revenue Bonds (MBIA),
5.00%, 6/15/13 - 6/15/14	2,200	2,415
New Mexico Finance Authority, Revenue Bonds,
5.00%, 6/1/25 - 6/1/27	5,115	5,105
New Orleans, LA, Audubon Commission, General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,837
New York City, NY, General Obligation Bonds,
5.00%, 4/1/27	2,775	2,595
New York City, NY, Industrial Development Agency, Revenue Bonds (FSA),
6.00%, 11/1/15	1,220	1,221
New York City, NY, Municipal Power Water Finance Authority, Revenue Bonds,
5.00%, 6/15/29	1,905	1,832
New York State Dormitory Authority, Revenue Bonds, Nonstructured Supported Debt, Memorial Sloan-Kettering, Revenue Bonds,
5.00%, 7/1/26	8,750	8,347
Noblesville, IN, High School Building Corp., Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19	1,850	1,112
5.00%, 7/10/13	2,475	2,711
North Side, IN, High School Building Corp., Revenue Bonds (FSA),
5.25%, 7/15/13	2,910	3,310
North Slope Borough, AK, General Obligation Bonds (MBIA),
Zero Coupon, 6/30/12	2,900	2,571
North Texas Tollway Authority, Revenue Bonds (AGC),
Zero Coupon, 1/1/34 - 1/1/36	41,900	7,352
Northwest Allen County, Middle School Building Corp. (FSA),
5.00%, 7/15/16 - 7/15/19	4,595	4,862
Norwalk-LA Mirada, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	8,900	3,244
Ohio State, Solid Waste, Revenue Bonds,
4.25%, 4/1/33(h)	700	549
Okemos, MI, Public School District, General Obligation Bonds (MBIA; Q-SBLF),
Zero Coupon, 5/1/15	900	688
Ouachita Parish, LA, West Ouachita Parish School District, Revenue Bonds (MBIA),
4.70%, 9/1/14	1,020	1,041
Pajaro Valley, CA, Unified School District, COP, General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	733
Palm Beach County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 8/1/11 - 8/1/12	7,770	8,106
Palm Beach County School Board, FL, COP, General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,620
Palomar Pomerado Health (MBIA),
Zero Coupon, 8/1/16 - 8/1/19	11,170	7,181
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,705
Pennsylvania Convention Center Authority, Revenue Bonds (FGIC),
6.70%, 9/1/16	500	588
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds,
Zero Coupon, 6/1/12	685	602
Pennsylvania State Higher Educational Facilties Authority, University Sciences Philadelphia, Revenue Bonds (AGC),
5.00%, 11/1/25 - 11/1/27	7,795	7,720
Pennsylvania State Turnpike Commission, Oil Franchise Tax, Revenue Bonds (MBIA),
5.00%, 12/1/27 - 12/1/29	5,075	4,993
Philadelphia, PA, Authority for Industrial Development (FGIC),
5.00%, 10/1/11 - 10/1/13	18,040	18,727
Philadelphia, PA, Authority for Industrial Development (FSA),
5.00%, 2/15/15	2,150	2,356
Philadelphia, PA, Water & Wastewater, Revenue Bonds (AMBAC),
5.00%, 8/1/12 - 8/1/13	6,005	6,355
Piedmont Municipal Power Agency, Electric, Revenue Bonds (AGC),
5.00%, 1/1/25	1,945	1,876
Piedmont, SC, Municipal Power Agency, Revenue Bonds (AMBAC),
Zero Coupon, 1/1/31 - 1/1/32	22,300	4,123
Pittsburgh, PA, Urban Redevelopment Authority, Revenue Bonds (FGIC),
Zero Coupon, 9/1/26	10,000	3,310
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System, Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,079
Redding, CA, Electric System, COP, Revenue Bonds (FSA),
5.00%, 6/1/24 - 6/1/26	7,075	6,734
Regional Transportation District, CO, COP (AMBAC),
5.00%, 12/1/12	5,540	5,796
Rescue Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	641
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	470
Rincon Valley, CA, Union School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/35	9,675	1,995
Robinson Township, PA, Municipal Authority, Revenue Bonds,
6.90%, 5/15/18	35	41

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Saginaw, MI, Hospital Financing Authority, Revenue Bonds (MBIA),
5.38%, 7/1/19	$1,265	$1,153
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	544
San Diego County, CA, Water Authority, COP, Revenue Bonds (FSA),
5.00%, 5/1/28	180	176
Sanger, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/19 - 2/15/22	4,265	2,400
Santa Ana, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,071
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/12	4,070	4,252
Spooner, WI, Area School District (AGC),
4.75%, 10/1/24	1,000	950
Spring, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/15/19	1,760	1,808
State of Wisconsin, WI, Revenue Bonds,
5.00%, 7/1/24 - 7/1/25	10,045	10,116
Steel Valley, PA, Allegheny County School District, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,494
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds (MBIA),
5.00%, 10/1/13 - 10/1/14	3,105	3,328
Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,153
Texas State University System, TX, Revenue Bonds,
5.25%, 3/15/25	1,630	1,667
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,640	4,031
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	860	722
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	980
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,525	1,244
Toledo-Lucas County, OH, Port Authority, Revenue Bonds,
6.45%, 12/15/21	900	756
Traverse City, MI, Public Schools (FSA),
5.00%, 5/1/16 - 5/1/19	7,840	8,584
Union Elementary School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	2,718
University of Utah, COP, General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,383
Upper Darby Township, PA, General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	483
Utah County, UT, Environmental Improvement, Revenue Bonds,
5.05%, 11/1/17	170	160
Victor Elementary School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	529
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,887
Warren, MI, Consolidated School District, General Obligation Bonds (Q-SBLF),
4.15%, 5/1/14	1,000	1,048
Washington State Health Care Facilities, (Providence Health), Revenue Bonds (FSA),
5.25%, 10/1/33	3,000	2,645
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	6,442
Washington State Recreational Facilities, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/17	6,900	4,933
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	2,801
Washoe County, NV, School District, School Improvement, General Obligation Bonds,
4.75%, 6/1/26	1,405	1,347
5.00%, 6/1/28	2,250	2,209
Wayne State University, MI, Revenue Bonds (FSA),
5.00%, 11/15/30	6,130	5,901
West Contra Costa, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	7,374
West Virginia University, Revenue Bonds (AMBAC),
Zero Coupon, 4/1/22 - 4/1/24	2,000	899
Westfield High School Building Corp., IN, Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,386
William S. Hart Union High School District, CA, General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	8,201
Winnebago County, IL, School District, General Obligation Bonds (FSA),
Zero Coupon, 1/1/14	3,600	2,939
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,047
Yosemite, CA, Community College District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/22 - 8/1/25	11,455	5,026
		664,495
Total Fixed Income Securities (Cost $711,585)		666,923

	Shares
Preferred Stocks (4.3%)
Finance (4.3%)
ABN AMRO North America Capital Funding Trust I, 6.97% (e)(h)	5,875	3,832
Bank of America Corp., 8.63%	116,000	2,294
Citigroup. Inc., 8.13%	121,000	1,930
Federal Home Loan Mortgage Corp.,
4.68% (h)	19,000	8
Federal Home Loan Mortgage Corp.,
5.16% (h)	89,800	31
Goldman Sachs Group, Inc. (The),
4.00% (h)	121,000	1,631
H.J. Heinz Finance Co., 8.00% (e)	30	3,092
International Lease Finance Corp.,
4.70% (h)	31	620
JPMorgan Chase & Co., 7.90% (h)	2,675,000	2,231
Lehman Brothers Holdings, Inc.
7.95% (b)	103,500	— @
Pitney Bowes International Holdings, Inc., 4.87% (h)	34	3,320

		Value
	Shares	(000)
Finance (cont’d)
US Bancorp, 3.50% (h)	178,000	$2,893
US Bancorp, 7.86%	97,400	2,601
Wells Fargo & Co., 7.98% (h)	2,565,000	2,192
Wells Fargo Capital XIII, 7.70% (h)	3,010,000	2,486
Total Preferred Stocks (Cost $45,774)		29,161

Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (p) (Cost $1)	958	1
Total Investments (102.0%) (Cost $757,360) +		696,085
Liabilities in Excess of Other Assets (-2.0%)		(13,957)
Net Assets (100%)		$682,128

(b)	Issuer is in default.
(d)

At December 31, 2008, the Portfolio held approximately $2,195,000 of fair valued securities, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2008, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $51,000. During the period ended December 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $175,746,000 and $204,365,000, respectively.

@	Face Amount/Value is less than $500.
+

At December 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $757,360,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $61,275,000 of which $10,143,000 related to appreciated securities and $71,418,000 related to depreciated securities.

AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
COP	Certificate of Participation
GTY	Guaranty Agreement
AGMT
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2008.
IO	Interest Only
MBIA	MBIA Insurance Corp.
PAC	Planned Amortization Class
PSFG	Permanent School Fund Guaranteed
Q-SBLF	Qualified State Bond Loan Fund
REMIC	Real Estate Mortgage Investment Conduit
SAVRS	Semi-Annual Variable Rate Security
TOB	Tender Offer Bonds

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	837	$105,253	Mar-09	$(311)
5 yr. Swap	1,017	119,863	Mar-09	1,583
Short:
U.S. Treasury 2 yr. Note	185	40,341	Mar-09	(156)
U.S. Treasury 5 yr. Note	507	60,361	Mar-09	(92)
U.S. Treasury Long Bond	846	116,788	Mar-09	(2,847)
10 yr. Swap	892	115,486	Mar-09	(3,037)
				$(4,860)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America
	3 Month LIBOR	Receive	5.38%	7/24/13	$46,658	$(4,642)
	3 Month LIBOR	Pay	4.98	4/15/18	24,955	2,110
	6 Month EUR LIBOR	Pay	4.42	10/7/18	43,983	266
	3 Month LIBOR	Receive	4.80	10/7/18	53,859	(3,981)
	3 Month LIBOR	Receive	5.38	4/15/23	30,215	(2,150)
	3 Month LIBOR	Pay	5.56	7/24/23	60,101	4,596
	6 Month EUR LIBOR	Receive	4.39	10/7/23	55,050	18
	3 Month LIBOR	Pay	4.80	10/7/23	67,540	3,304
Deutsche Bank
	6 Month EUR LIBOR	Receive	4.93	7/1/18	64,610	(2,340)
	6 Month EUR LIBOR	Receive	4.86	7/10/18	31,960	(1,023)
	6 Month EUR LIBOR	Pay	4.96	7/24/18	65,890	2,425
	6 Month EUR LIBOR	Pay	5.27	7/1/23	80,945	2,934
	6 Month EUR LIBOR	Pay	5.24	7/9/23	44,160	1,548
	6 Month EUR LIBOR	Pay	4.86	7/10/23	40,135	1,408
	6 Month EUR LIBOR	Pay	4.86	7/10/23	35,210	(1,130)
	6 Month EUR LIBOR	Receive	5.19	7/24/23	82,620	(2,722)
Goldman Sachs
	3 Month LIBOR	Pay	5.63	2/28/18	69,280	7,810
	3 Month LIBOR	Receive	6.04	2/25/23	88,885	(8,490)
	3 Month LIBOR	Pay	4.79	10/7/23	33,888	1,649
JPMorgan Chase
	3 Month LIBOR	Receive	4.80	10/7/18	26,970	(1,993)
	3 Month LIBOR	Receive	5.62	5/11/27	56,000	(12,995)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	33,295	2,840
	3 Month LIBOR	Receive	5.40	4/15/23	42,445	(3,043)
						$(13,601)

EUR — Euro

LIBOR — London Inter Bank Offer Rate

Notes to Portfolio of Investments

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective October 1, 2008. In accordance SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolios’ investments carried at value:

					Other	Other	Other
	Investments	Investments	Investments	Total for	Financial	Financial	Financial	Total for Other
	in Securities	in Securities	in Securities	Investments in	Instruments*	Instruments*	Instruments*	Financial
	(Level 1)	(Level 2)	(Level 3)	Securities	(Level 1)	(Level 2)	(Level 3)	Instruments
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Advisory	$152,966	$687,373	$8,060	$848,399	$1,190	$(18,595)	$—	$(17,405)
Advisory II	87,372	92,949	605	180,926	(3,962)	(23,267)	—	(27,229)
Balanced	58,717	1,513	12	60,242	1,054	13	—	1,067
Mid Cap Growth	2,017,487	203,800	15,974	2,237,261	—	—	—	—
U.S. Mid Cap Value	116,224	—	—	116,224	—	—	—	—
U.S. Small Cap Value	532,213	—	—	532,213	—	—	—	—
Value	136,061	896	—	136,957	—	—	—	—
Core Fixed Income	8,117	173,742	220	182,079	531	(768)	—	(237)
Core Plus Fixed Income	74,852	1,420,392	8,953	1,504,197	4,758	(18,527)	—	(13,769)
Intermediate Duration	8,144	141,085	89	149,318	(1,506)	1,837	—	331
International Fixed Income	2,275	57,172	—	59,447	164	317	—	481
Investment Grade Fixed Income	16,132	310,139	297	326,568	728	(1,410)	—	(682)
Limited Duration	1,306	396,689	—	397,995	(4,822)	12,886	—	8,064
Long Duration Fixed Income	675	30,876	—	31,551	82	1,124	—	1,206
Municipal	8,496	685,394	2,195	696,085	(4,860)	(13,601)	—	(18,461)

*Other financial instruments include futures, written options, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

				Change in
	Beginning	Accrued		unrealized		Net transfers in
	Balance as of	discounts/	Realized	appreciation	Net purchases	and/or out of	Balance as of
	9/30/08	premiums	gain (loss)	(depreciation)	(sales)	Level 3	12/31/08
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Advisory	$71,970	$—	$(28,611)	$20,466	$(21,522)	$(34,243)	$8,060
Advisory II	50,209	—	(20,946)	16,401	(24,038)	(21,021)	605
Balanced	409	(5)	(2,064)	1,975	(135)	(168)	12
Mid Cap Growth	15,974	—	—	—	—	—	15,974
U.S. Mid Cap Value	—	—	—	—	—	—	—
U.S. Small Cap Value	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—
Core Fixed Income	7,357	—	(8,332)	7,846	(4,578)	(2,073)	220
Core Plus Fixed Income	84,600	(158)	(35,716)	23,747	(24,812)	(38,708)	8,953
Intermediate Duration	3,921	—	(3,708)	3,258	(2,212)	(1,170)	89
International Fixed Income	—	—	—	—	—	—	—
Investment Grade Fixed Income	9,382	—	(8,046)	6,758	(5,698)	(2,099)	297
Limited Duration	52,341	—	(78,069)	73,282	(40,466)	(7,088)	—
Long Duration Fixed Income	—	—	—	—	—	—	—
Municipal	3,469	(30)	(20,676)	18,630	343	459	2,195

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Other Financial Instruments:

Change in
	Beginning	Accrued		unrealized		Net transfers in
	Balance as of	discounts/	Realized	appreciation	Net purchases	and/or out of	Balance as of
	9/30/08	premiums	gain (loss)	(depreciation)	(sales)	Level 3	12/31/08
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Advisory	$—	$—	$—	$—	$—	$—	$—
Advisory II	—	—	—	—	—	—	—
Balanced	—	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—	—
U.S. Mid Cap Value	—	—	—	—	—	—	—
U.S. Small Cap Value	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—
Core Fixed Income	—	—	—	—	—	—	—
Core Plus Fixed Income	—	—	—	—	—	—	—
Intermediate Duration	—	—	—	—	—	—	—
International Fixed Income	—	—	—	—	—	—	—
Investment Grade Fixed Income	—	—	—	—	—	—	—
Limited Duration	—	—	—	—	—	—	—
Long Duration Fixed Income	—	—	—	—	—	—	—
Municipal	—	—	—	—	—	—	—

Following is the amounts of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2008:

	Investments in	Other Financial
	Securities	Instruments
Portfolio	(000)	(000)
Advisory	$(10,110)	$—
Advisory II	(335)	—
Balanced	(2)	—
Mid Cap Growth	—	—
U.S. Mid Cap Value	—	—
U.S. Small Cap Value	—	—
Value	—	—
Core Fixed Income	(122)	—
Core Plus Fixed Income	(12,712)	—
Intermediate Duration	(79)	—
International Fixed Income	—	—
Investment Grade Fixed Income	(224)	—
Limited Duration	—	—
Long Duration Fixed Income	—	—
Municipal	(2,605)	—

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	February 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	February 19, 2009